UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

----------------------------------------------------------------

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

----------------------------------------------------------------

BBH TRUST
On behalf of the following series:

BBH Partner Fund — Small Cap Equity
BBH Select Series — Mid Cap Fund
BBH Partner Fund — International Equity
BBH Limited Duration Fund
BBH Income Fund
BBH Select Series — Large Cap Fund
BBH Intermediate Municipal Bond Fund
BBH U.S. Government Money Market Fund
(Exact name of registrant as specified in charter)

----------------------------------------------------------------

140 Broadway, New York, NY 10005
(Address of principal executive offices) (Zip Code)

Corporation Services Company
251 Little Falls Drive
Wilmington, DE 19808
(Name and address of agent for service)

----------------------------------------------------------------

Registrant’s telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semi-Annual Report

APRIL 30, 2024

BBH Partner Fund — Small Cap Equity

BBH PARTNER FUND – SMALL CAP EQUITY
PORTFOLIO ALLOCATION April 30, 2024 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$13,878,000	4.7%
Communications	36,625,500	12.2
Consumer Cyclical	37,530,000	12.6
Consumer Non-Cyclical	91,268,458	30.7
Financials	22,739,200	7.6
Industrials	12,996,750	4.4
Technology	60,280,800	20.3
Cash and Other Assets in Excess of Liabilities	22,296,201	7.5
NET ASSETS	$297,614,909	100.0%

All data as of April 30, 2024. The BBH Partner Fund — Small Cap Equity (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH PARTNER FUND – SMALL CAP EQUITY
PORTFOLIO OF INVESTMENTS April 30, 2024 (unaudited) All investments in the United States, except as noted.
Shares		Value
	COMMON STOCK (92.5%)
	BASIC MATERIALS (4.7%)
600,000	Element Solutions, Inc.	$13,878,000
	Total Basic Materials	13,878,000

	COMMUNICATIONS (12.2%)
1,350,000	Despegar.com Corp. (British Virgin Islands)[1]	16,456,500
900,000	Upwork, Inc.[1]	10,530,000
2,700,000	WideOpenWest, Inc.[1]	9,639,000
	Total Communications	36,625,500

	CONSUMER CYCLICAL (12.6%)
3,750,000	ThredUp, Inc. (Class A)[1]	6,000,000
600,000	XPEL, Inc.[1]	31,530,000
	Total Consumer Cyclical	37,530,000

	CONSUMER NON-CYCLICAL (30.7%)
525,000	Alarm.com Holdings, Inc.[1]	34,912,500
155,142	Cimpress, Plc. (Ireland)[1]	13,228,958
250,000	EVERTEC, Inc. (Puerto Rico)	9,382,500
400,000	Franklin Covey Co.[1]	15,576,000
250,000	iRadimed Corp.	10,152,500
600,000	SoundThinking, Inc.[1]	8,016,000
	Total Consumer Non-Cyclical	91,268,458

	FINANCIALS (7.6%)
100,000	StoneX Group, Inc.[1]	7,260,000
220,000	Triumph Financial, Inc.[1]	15,479,200
	Total Financials	22,739,200

	INDUSTRIALS (4.4%)
775,000	Astronics Corp.[1]	12,996,750
	Total Industrials	12,996,750

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	3

BBH PARTNER FUND – SMALL CAP EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited) All investments in the United States, except as noted.
Shares			Value
	COMMON STOCK (continued)
	TECHNOLOGY (20.3%)
150,000	Agilysys, Inc.[1]		$12,457,500
340,000	Model N, Inc.[1]		10,081,000
70,000	Onto Innovation, Inc.[1]		12,984,300
450,000	PagerDuty, Inc.[1]		8,982,000
1,600,000	Zuora, Inc. (Class A)[1]		15,776,000
	Total Technology		60,280,800
	Total Common Stock (Cost $286,864,126)		275,318,708

TOTAL INVESTMENTS (Cost $286,864,126)[2]		92.5%	$275,318,708
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		7.5%	22,296,201
NET ASSETS		100.00%	$297,614,909

____________

1       Non-income producing security.

2    The aggregate cost for federal income tax purposes is $286,864,126, the aggregate gross unrealized appreciation is $42,013,052 and the aggregate gross unrealized depreciation is $53,558,470, resulting in net unrealized depreciation of $11,545,418.

The accompanying notes are an integral part of these financial statements.

4

BBH PARTNER FUND – SMALL CAP EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	5

BBH PARTNER FUND – SMALL CAP EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2024
Common Stock:
Basic Materials	$13,878,000	$—	$—	$13,878,000
Communications	36,625,500	—	—	36,625,500
Consumer Cyclical	37,530,000	—	—	37,530,000
Consumer Non-Cyclical	91,268,458	—	—	91,268,458
Financials	22,739,200	—	—	22,739,200
Industrials	12,996,750	—	—	12,996,750
Technology	60,280,800	—	—	60,280,800
Total Investments, at value	$275,318,708	$—	$—	$275,318,708

The accompanying notes are an integral part of these financial statements.

6

BBH PARTNER FUND – SMALL CAP EQUITY
STATEMENT OF ASSETS AND LIABILITIES April 30, 2024 (unaudited)
ASSETS:
Investments in securities, at value (Cost $286,864,126)	$275,318,708
Cash	23,279,915
Receivables for:
Investments sold	296,403
Shares sold	50,800
Interest from Custodian	30,113
Dividends	11,250
Prepaid expenses	2,517
Total Assets	298,989,706

LIABILITIES:
Payables for:
Shares redeemed	671,212
Investments purchased	430,200
Investment advisory and administrative fees	213,409
Professional fees	34,608
Custody and fund accounting fees	12,092
Transfer agent fees	6,532
Board of Trustees’ fees	368
Accrued expenses and other liabilities	6,376
Total Liabilities	1,374,797
NET ASSETS	$297,614,909

Net Assets Consist of:
Paid-in capital	$404,492,055
Accumulated deficit	(106,877,146)
Net Assets	$297,614,909

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($297,614,909 ÷ 40,456,782 shares outstanding)	$7.36

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	7

BBH PARTNER FUND – SMALL CAP EQUITY
STATEMENT OF OPERATIONS For the six months ended April 30, 2024
NET INVESTMENT LOSS:
Income:
Dividends	$281,250
Interest income from Custodian	284,055
Total Income	565,305

Expenses:
Investment advisory and administrative fees	1,324,516
Board of Trustees’ fees	39,549
Professional fees	30,635
Transfer agent fees	19,864
Custody and fund accounting fees	10,701
Miscellaneous expenses	22,197
Total Expenses	1,447,462
Net Investment Loss	(882,157)

NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(10,034,336)
Net change in unrealized appreciation/(depreciation) on investments in securities	49,888,655
Net Realized and Unrealized Gain	39,854,319
Net Increase in Net Assets Resulting from Operations	$38,972,162

The accompanying notes are an integral part of these financial statements.

8

BBH PARTNER FUND – SMALL CAP EQUITY
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2024 (unaudited)	For the year ended October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment loss	$(882,157)	$(1,881,867)
Net realized loss on investments in securities	(10,034,336)	(44,430,148)
Net change in unrealized appreciation/(depreciation) on investments in securities	49,888,655	44,905,317
Net increase/(decrease) in net assets resulting from operations	38,972,162	(1,406,698)

Share transactions:
Proceeds from sales of shares	16,739,668	38,511,518
Cost of shares redeemed	(50,947,083)	(88,309,082)
Net decrease in net assets resulting from share transactions	(34,207,415)	(49,797,564)
Total increase/(decrease) in net assets	4,764,747	(51,204,262)

NET ASSETS:
Beginning of period/year	292,850,162	344,054,424
End of period/year	$297,614,909	$292,850,162

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	9

BBH PARTNER FUND – SMALL CAP EQUITY
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,		For the period from July 8, 2021 (commencement of operations) to October 31, 2021
		2023	2022
Net asset value, beginning of period/year	$6.49	$6.56	$9.85	$10.00
Income from investment operations:
Net investment loss[1]	(0.02)	(0.04)	(0.05)	(0.03)
Net realized and unrealized gain/(loss)	0.89	(0.03)	(3.18)	(0.12)
Total income/(loss) from investment operations	0.87	(0.07)	(3.23)	(0.15)
Dividends and distributions to shareholders:
From net realized gains	—	—	(0.06)	—
Total dividends and distributions to shareholders	—	—	(0.06)	—
Net asset value, end of period/year	$7.36	$6.49	$6.56	$9.85
Total return[2]	13.41%[3]	(1.07)%	(32.97)%	(1.50)%[3]

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$298	$293	$344	$322
Ratio of expenses to average net assets before reductions	0.93%[4]	0.92%	0.92%	0.93%[5]
Fee waiver[6]	—%	—%	(0.00)%[7]	(0.01)%[5]
Ratio of expenses to average net assets after reductions	0.93%[4]	0.92%	0.92%	0.92%[5]
Ratio of net investment loss to average net assets	(0.57)%[4]	(0.56)%	(0.70)%	(0.83)%[5]
Portfolio turnover rate	7%[3]	27%	16%	3%[3]

____________

1        Calculated using average shares outstanding for the period/year.

2        Assumes the reinvestment of distributions.

3        Not annualized.

4        Annualized.

5        Annualized with the exception of audit fees, legal fees and registration fees.

6   The ratio of expenses to average net assets for the six months ended April 30, 2024, the years ended October 31, 2023, 2022 and the period from July 8, 2021 to October 31, 2021 reflects fees reduced as result of a voluntary operating expense waiver. For the six months ended April 30, 2024, the years ended October 31, 2023, 2022 and the period from July 8, 2021 to October 31, 2021, the waived fees were $-, $-, $2,089 and $40,593, respectively.

7        Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

10

BBH PARTNER FUND – SMALL CAP EQUITY
NOTES TO FINANCIAL STATEMENTS April 30, 2024 (unaudited)

1.  Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2024, there were eight series of the Trust. The Fund commenced operations on July 8, 2021 and offers one share class, Class I. The investment objective of the Fund is to provide investors with long-term growth of capital. Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in small cap equity securities publicly traded and issued by domestic issuers directly.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	11

BBH PARTNER FUND – SMALL CAP EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any

12

BBH PARTNER FUND – SMALL CAP EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

unrecognized tax benefits as of October 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since July 8, 2021 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund did not declare any dividends and distributions to shareholders during the six months ended April 30, 2024.

The tax character of distribution paid during the year ended October 31, 2023 and 2022, respectively, were as follows:

Distribution paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2023:	$—	$—	$—	$—	$—
2022:	2,050,868	—	2,050,868	—	2,050,868

As of October 31, 2023 and 2022, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Late year ordinary loss deferral	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2023:	$—	$—	$(82,240,458)	$(600,090)	$(1,574,687)	$(61,434,073)	$(145,849,308)
2022:	—	—	(38,410,400)	—	(2,031,614)	(106,339,390)	(146,781,404)

The Fund had $82,240,458 net capital loss carryforwards as of October 31, 2023, of which $35,054,654 and $47,185,804, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	13

BBH PARTNER FUND – SMALL CAP EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.85% per annum on the first $3 billion of the Fund’s average daily net assets and 0.80% per annum on the Fund’s average daily net assets over $3 billion. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, currently Bares Capital Management, Inc. (“Bares Capital Management” or the “Sub-Adviser”). The Sub-adviser is responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Investment Adviser pays its Sub-Adviser the entire amount of its investment advisory and administrative fees. For the six months ended April 30, 2024, the Fund incurred $1,324,516 under the Agreement.

B. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2024, the Fund incurred $10,701 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2024 was $284,055. This amount is included in “Interest income from Custodian” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of

14

BBH PARTNER FUND – SMALL CAP EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2024, was $43. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

C. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2024, the Fund incurred $39,549 in independent Trustee compensation and expense reimbursements.

D. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2024, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $22,179,265 and $69,087,428, respectively.

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2024 (unaudited)		For the year ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	2,292,032	$16,739,668	5,587,651	$38,511,518
Shares redeemed	(6,931,395)	(50,947,083)	(12,908,538)	(88,309,082)
Net decrease	(4,639,363)	$(34,207,415)	(7,320,887)	$(49,797,564)

6. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). Small cap companies, when compared to larger companies, may experience lower trading volume and could be subject to greater and less predictable price changes (small cap company risk). The fund will invest 25% or more of its net assets in the Software & Services Industry Group. When a fund focuses its investments in a particular industry, group of industries, or sector, financial, economic business and other developments affecting issuers in those industries or groups of industries will

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	15

BBH PARTNER FUND – SMALL CAP EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

have a greater effect on the fund than if the fund did not focus on an industry or group of industries (Software & Service Industry Group Concentration risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7. Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2024 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

16

BBH PARTNER FUND – SMALL CAP EQUITY
DISCLOSURE OF FUND EXPENSES April 30, 2024 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	17

BBH PARTNER FUND – SMALL CAP EQUITY
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2024 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period November 1, 2023 to April 30, 2024[1]
Class I
Actual	$1,000	$1,134	$4.93
Hypothetical[2]	$1,000	$1,020	$4.67

____________

1   Expenses are equal to the Fund’s annualized net expense ratio of 0.93% for Class I, multiplied by the average account value over the period, multiplied by 182/366.

2   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

18

BBH PARTNER FUND – SMALL CAP EQUITY
DISCLOSURE OF ADVISOR SELECTION April 30, 2024 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2023 and an in-person meeting December 12, 2023, in reliance on the Exemptive Relief, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At these meetings, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and Bares Capital Management, Inc. (“Bares Capital” or the “Sub-Adviser”). At the December 12, 2023 meeting, the Board voted to approve the renewal of the Agreements with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreements were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreements.

Both in the meetings specifically held to address the continuance of the Agreements and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser, Sub-Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser, the Sub-Adviser and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser and Sub-Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreements. No single

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	19

BBH PARTNER FUND – SMALL CAP EQUITY
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser and Bares Capital were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund under the same fee structure. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Investment Adviser and the Board is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the December 12, 2023 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: the supervision of the Sub-Adviser, supervision of operations and compliance, and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assisting to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreements. The Board received and considered information, during the meeting held on December 12, 2023, and over the course of the year, regarding the nature, extent and quality of services provided to the Fund by the Sub-Adviser, particularly portfolio management in light of the narrower scope of services performed by the Sub-Adviser. The Board also considered brokerage policies and practices and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund.

20

BBH PARTNER FUND – SMALL CAP EQUITY
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

Fund Performance

At the November 16, 2023 and December 12, 2023 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to the selected peer category. The Board considered the investment performance for the Fund over the 1-year period as compared to a select peer category, noting the Fund’s below average performance for the period ended September 30, 2023. In evaluating the performance of the Fund, the Board considered the Fund’s investment strategy, risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provide pursuant to the Advisory Agreement, noting the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the fees paid to the Sub-Adviser for their services to the Fund. The compensation paid to the Sub-Adviser is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly, and to the Sub-Adviser. The Board reviewed profitability data from October 1, 2022 through September 30, 2023, and the year for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board also reviewed the Sub-Adviser’s profitability data for the Fund. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	21

BBH PARTNER FUND – SMALL CAP EQUITY
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that neither the Investment Adviser, BBH, nor the Sub-Adviser’s profitability was excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian and fund accounting agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser, and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser, and from the Investment Adviser to the Sub-Adviser, were reasonable based on the comparative performance, expense information, the cost of the services comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

22

BBH PARTNER FUND – SMALL CAP EQUITY
CONFLICTS OF INTEREST April 30, 2024 (unaudited)

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	23

BBH PARTNER FUND – SMALL CAP EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

24

BBH PARTNER FUND – SMALL CAP EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	25

BBH PARTNER FUND – SMALL CAP EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented

26

BBH PARTNER FUND – SMALL CAP EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	27

BBH PARTNER FUND – SMALL CAP EQUITY
OPERATION AND EFFECTIVNESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2024 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for each Fund’s liquidity risk management program (the “Program”). The Board met on March 6, 2024 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2023 through January 31, 2024 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Funds classified each of their investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of each Fund’s investments based on criteria in each Fund’s Program. During the Reporting Period, no Fund held more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to any of the Funds as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s

28

BBH PARTNER FUND – SMALL CAP EQUITY
OPERATION AND EFFECTIVNESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2024 (unaudited)

reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	29

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2024

BBH Select Series — Mid cap Fund

BBH SELECT SERIES – MID CAP FUND
PORTFOLIO ALLOCATION April 30, 2024 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communications	$8,460,836	3.1%
Consumer Cyclical	31,631,088	11.5
Consumer Non-Cyclical	64,560,270	23.5
Financials	30,933,846	11.2
Industrials	66,048,752	24.0
Technology	69,976,236	25.4
Cash and Other Assets in Excess of Liabilities	3,564,494	1.3
NET ASSETS	$275,175,522	100.0%

All data as of April 30, 2024. The BBH Select Series – Mid Cap Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH SELECT SERIES – MID CAP FUND
PORTFOLIO OF INVESTMENTS April 30, 2024 (unaudited) All investments in the United States, except as noted.
Shares		Value
	COMMON STOCK (98.7%)
	COMMUNICATIONS (3.1%)
32,978	Arista Networks, Inc.[1]	$8,460,836
	Total Communications	8,460,836

	CONSUMER CYCLICAL (11.5%)
948	NVR, Inc.[1]	7,052,030
37,588	Watsco, Inc.	16,828,899
105,430	Wyndham Hotels & Resorts, Inc.	7,750,159
	Total Consumer Cyclical	31,631,088

	CONSUMER NON-CYCLICAL (23.5%)
121,819	AMN Healthcare Services, Inc.[1]	7,306,703
72,053	Bright Horizons Family Solutions, Inc.[1]	7,472,617
166,141	Bruker Corp.	12,960,659
226,950	Darling Ingredients, Inc.[1]	9,615,871
168,589	GXO Logistics, Inc.[1]	8,372,130
21,236	ICON, Plc. ADR (Ireland)[1]	6,325,780
682,750	Mister Car Wash, Inc.[1]	4,567,597
137,209	Shift4 Payments, Inc. (Class A)[1]	7,938,913
	Total Consumer Non-Cyclical	64,560,270

	FINANCIALS (11.2%)
188,076	Brown & Brown, Inc.	15,335,717
62,358	CBRE Group, Inc. (Class A)[1]	5,418,287
37,825	LPL Financial Holdings, Inc.	10,179,842
	Total Financials	30,933,846

	INDUSTRIALS (24.0%)
83,295	Advanced Drainage Systems, Inc.	13,077,315
74,650	AptarGroup, Inc.	10,777,967
137,728	Crown Holdings, Inc.	11,303,337
183,629	GFL Environmental, Inc. (Canada)	5,857,765
62,090	HEICO Corp. (Class A)	10,297,626
59,910	Toro Co.	5,247,517
36,825	Vulcan Materials Co.	9,487,225
	Total Industrials	66,048,752
The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	3

BBH SELECT SERIES – MID CAP FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited) All investments in the United States, except as noted.
Shares		Value
	COMMON STOCK (continued)
	TECHNOLOGY (25.4%)
44,072	Aspen Technology, Inc.[1]	$8,676,455
130,772	Entegris, Inc.	17,382,214
45,120	Globant S.A. (Luxembourg)[1]	8,057,981
143,805	Guidewire Software, Inc.[1]	15,876,072
69,054	Take-Two Interactive Software, Inc.[1]	9,861,602
32,178	Zebra Technologies Corp. (Class A)[1]	10,121,912
	Total Technology	69,976,236
	Total Common Stock
	(Cost $247,269,634)	271,611,028

TOTAL INVESTMENTS (Cost $247,269,634)[2]	98.7%	$271,611,028
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.3%	3,564,494
NET ASSETS	100.00%	$275,175,522

____________

1   Non-income producing security.

2  The aggregate cost for federal income tax purposes is $247,269,634, the aggregate gross unrealized appreciation is $33,171,783 and the aggregate gross unrealized depreciation is $8,830,389, resulting in net unrealized appreciation of $24,341,394.

Abbreviation:

ADR − American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

4

BBH SELECT SERIES – MID CAP FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	5

BBH SELECT SERIES – MID CAP FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2024
Common Stock:
Communications	$8,460,836	$—	$—	$8,460,836
Consumer Cyclical	31,631,088	—	—	31,631,088
Consumer Non-Cyclical	64,560,270	—	—	64,560,270
Financials	30,933,846	—	—	30,933,846
Industrials	66,048,752	—	—	66,048,752
Technology	69,976,236	—	—	69,976,236
Total Investments, at value	$271,611,028	$—	$—	$271,611,028

The accompanying notes are an integral part of these financial statements.

6

BBH SELECT SERIES – MID CAP FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2024 (unaudited)
ASSETS:
Investments in securities, at value (Cost $247,269,634)	$271,611,028
Cash	4,585,418
Receivables for:
Shares sold	942,700
Dividends	43,783
Interest from Custodian	29,271
Prepaid expenses	1,069
Total Assets	277,213,269

LIABILITIES:
Payables for:
Investments purchased	1,816,868
Investment advisory and administrative fees	166,657
Professional fees	34,608
Custody and fund accounting fees	11,092
Transfer agent fees	6,535
Board of Trustees’ fees	367
Shares redeemed	100
Accrued expenses and other liabilities	1,520
Total Liabilities	2,037,747

NET ASSETS	$275,175,522

Net Assets Consist of:
Paid-in capital	$253,761,145
Retained earnings	21,414,377
Net Assets	$275,175,522

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($275,175,522 ÷ 25,458,037 shares outstanding)	$10.81

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	7

BBH SELECT SERIES – MID CAP FUND
STATEMENT OF OPERATIONS For the six months ended April 30, 2024 (unaudited)
NET INVESTMENT LOSS:
Income:
Dividends (net of foreign withholding taxes of $490)	$505,792
Interest income from Custodian	208,647
Total Income	714,439

Expenses:
Investment advisory and administrative fees	811,910
Board of Trustees’ fees	38,856
Professional fees	30,635
Transfer agent fees	19,873
Custody and fund accounting fees	9,827
Miscellaneous expenses	31,491
Total Expenses	942,592
Net Investment Loss	(228,153)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	210,398
Net change in unrealized appreciation/(depreciation) on investments in securities	30,380,247
Net Realized and Unrealized Gain	30,590,645
Net Increase in Net Assets Resulting from Operations	$30,362,492

The accompanying notes are an integral part of these financial statements.

8

BBH SELECT SERIES – MID CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2024 (unaudited)	For the year ended October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income/(loss)	$(228,153)	$89,911
Net realized gain/(loss) on investments in securities	210,398	(2,636,683)
Net change in unrealized appreciation/(depreciation) on investments in securities	30,380,247	(4,643,880)
Net increase/(decrease) in net assets resulting from operations	30,362,492	(7,190,652)

Dividends and distributions declared:
Class I	(190,598)	—

Share transactions:
Proceeds from sales of shares	117,102,050	142,150,080
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	4,516	—
Cost of shares redeemed	(12,485,908)	(6,673,281)
Net increase in net assets resulting from share transactions	104,620,658	135,476,799
Total increase in net assets	134,792,552	128,286,147

NET ASSETS:
Beginning of period/year	140,382,970	12,096,823
End of period/year	$275,175,522	$140,382,970

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	9

BBH SELECT SERIES – MID CAP FUND
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,		For the period from May 24, 2021 (commencement of operations) to October 31, 2021
		2023	2022
Net asset value, beginning of period/year	$8.95	$8.85	$10.68	$10.00
Income from investment operations:
Net investment income/(loss)[1]	(0.01)	0.01	(0.04)	(0.02)
Net realized and unrealized gain/(loss)	1.88	0.09	(1.79)	0.70
Total income/(loss) from investment operations	1.87	0.10	(1.83)	0.68
Dividends and distributions to shareholders:
From net investment income	(0.01)	—	—	—
Total dividends and distributions to shareholders	(0.01)	—	—	—
Net asset value, end of period/year	$10.81	$8.95	$8.85	$10.68
Total return[2]	20.91%[3]	1.13%	(17.13)%	6.80%[3]

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$275	$140	$12	$14
Ratio of expenses to average net assets before reductions	0.87%[4]	1.09%	2.29%	2.46%[5]
Fee waiver[6]	—%	(0.19)%	(1.39)%	(1.56)%[5]
Ratio of expenses to average net assets after reductions	0.87%[4]	0.90%	0.90%	0.90%[5]
Ratio of net investment income/(loss) to average net assets	(0.21)%[4]	0.14%	(0.38)%	(0.40)%[5]
Portfolio turnover rate	2%[3]	7%	23%	3%[3]

____________

1         Calculated using average shares outstanding for the period/year.

2         Assumes the reinvestment of distributions.

3         Not annualized.

4         Annualized.

5         Annualized with the exception of audit fees, legal fees and registration fees.

6    The ratio of expenses to average net assets for the six months ended April 30, 2024, the years ended October 31, 2023, 2022 and the period from May 24, 2021 to October 31, 2021, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.90%. The Agreement is effective through March 1, 2025 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2024, the years ended October 31, 2023, 2022 and the period from May 24, 2021 to October 31, 2021, the waived fees were $0, $124,636, $179,874 and $135,159, respectively.

The accompanying notes are an integral part of these financial statements.

10

BBH SELECT SERIES – MID CAP FUND
NOTES TO FINANCIAL STATEMENTS April 30, 2024 (unaudited)

1.  Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2024, there were eight series of the Trust. The Fund commenced operations on May 24, 2021 and offers two share classes, Class I and Retail Class. As of April 30, 2024, Retail Class shares are not available for purchase by investors but may be offered in the future. The investment objective of the Fund is to provide investors with long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid cap publicly traded equity securities.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	11

BBH SELECT SERIES – MID CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

“Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

12

BBH SELECT SERIES – MID CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since May 24, 2021 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $190,598 to Class I shares during the six months ended April 30, 2024.

As of October 31, 2023 and 2022, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Late Year Ordinary Loss Deferral	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2023:	$53,937	$—	$(2,759,699)	$(12,902)	$—	$(6,038,853)	$(8,757,517)
2022:	—	—	(135,918)	(35,974)	—	(1,394,973)	(1,566,865)

The Fund had $2,759,699 net capital loss carryforwards as of October 31, 2023, of which $1,600,169 and $1,159,530, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	13

BBH SELECT SERIES – MID CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

F.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.75% per annum on the first $3 billion of the Fund’s average daily net assets and 0.70% per annum on the Fund’s average daily net assets over $3 billion. For the six months ended April 30, 2024, the Fund incurred $811,910 under the Agreement.

B. Expense Waivers and Reimbursements. Effective May 24, 2021 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.90%. The agreement will terminate on March 1, 2025, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2024, the Investment Adviser waived Investment Advisory and Administrative fees in the amount of $0 for Class I.

C. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2024, the Fund incurred $9,827 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2024 was $208,647. This amount is included in “Interest income from Custodian” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2024. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations.

14

BBH SELECT SERIES – MID CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

D. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2024, the Fund incurred $38,856 in independent Trustee compensation and expense reimbursements.

E. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2024, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $110,128,124 and $4,105,582, respectively.

5.  Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2024 (unaudited)		For the year ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	10,910,591	$117,102,050	15,036,110	$142,150,080
Shares issued in connection with reinvestments of dividends	429	4,516	—	—
Shares redeemed	(1,138,750)	(12,485,908)	(716,784)	(6,673,281)
Net increase	9,772,270	$104,620,658	14,319,326	$135,476,799

6.  Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). Mid cap companies, when compared to larger companies, may experience lower trade volume and could be subject to greater and less predictable price changes (mid cap company risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	15

BBH SELECT SERIES – MID CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk). Initial public offerings (“IPOs”) are new issues of equity securities, as such they have no trading history and there may be limited information about the companies for a very limited period. Additionally, the prices of securities sold in IPOs may be highly volatile (IPO risk). Preferred securities are subject to issuer-specific and market risks. Generally, issuers only pay dividends after the company makes required payments to holders of bonds and other debt, as such the value of preferred securities may react more strongly to market conditions than bonds and other debts (preferred securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund may invest in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor (Large Cap Company Risk). Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a more limited management group than larger capitalized companies (Small Cap Company Risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.  Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2024 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

16

BBH SELECT SERIES – MID CAP FUND
DISCLOSURE OF FUND EXPENSES April 30, 2024 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	17

BBH SELECT SERIES – MID CAP FUND
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2024 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period November 1, 2023 to April 30, 2024[1]
Actual	$1,000	$1,209	$4.78
Hypothetical[2]	$1,000	$1,021	$4.37

____________

1   Expenses are equal to the Fund’s annualized net expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

18

BBH SELECT SERIES – MID CAP FUND
DISCLOSURE OF ADVISOR SELECTION April 30, 2024 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2023 and an in-person meeting on December 12, 2023, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 12, 2023 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders and that it had received sufficient information throughout the year to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received and reviewed third-party comparative fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	19

BBH SELECT SERIES – MID CAP FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure.

The Board received and considered information during the December 12, 2023 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 16, 2023 and December 12, 2023 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over the 1-year period of time, noting the Fund had above average performance as compared to its peer category for the period ended September 30, 2023. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

20

BBH SELECT SERIES – MID CAP FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the contractual fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed annualized profitability data for the Fund using data from October 1, 2022 through September 30, 2023, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian and fund accounting agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information, the cost of the services provided by the Investment Adviser.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	21

BBH SELECT SERIES – MID CAP FUND
CONFLICTS OF INTEREST April 30, 2024 (unaudited)

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’

22

BBH SELECT SERIES – MID CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	23

BBH SELECT SERIES – MID CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

24

BBH SELECT SERIES – MID CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	25

BBH SELECT SERIES – MID CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

26

BBH SELECT SERIES – MID CAP FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2024 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for each Fund’s liquidity risk management program (the “Program”). The Board met on March 6, 2024 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2023 through January 31, 2024 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Funds classified each of their investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of each Fund’s investments based on criteria in each Fund’s Program. During the Reporting Period, no Fund held more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to any of the Funds as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	27

BBH SELECT SERIES – MID CAP FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2024 (unaudited)

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

28

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2024

BBH Partner Fund — International Equity

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO ALLOCATION April 30, 2024 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Canada	$158,025,601	7.6%
Cayman Islands	8,750,034	0.4
Denmark	29,906,791	1.4
Finland	26,497,804	1.3
France	345,506,441	16.7
Germany	173,499,461	8.4
Hong Kong	24,427,946	1.2
India	26,881,920	1.3
Ireland	180,373,013	8.8
Japan	217,602,954	10.5
Jersey	47,065,063	2.3
Luxembourg	12,654,575	0.6
Netherlands	126,387,480	6.1
Singapore	29,272,214	1.4
South Korea	52,325,507	2.5
Spain	29,745,492	1.4
Sweden	42,916,365	2.1
Switzerland	94,152,410	4.5
Taiwan	98,225,936	4.7
United Kingdom	213,178,631	10.3
United States	43,562,593	2.1
Registered Investment Companies:
United States	32,400,000	1.6
Preferred Stocks:
Germany	16,910,633	0.8
Warrants:
Canada	0	0.0
Cash and Other Assets in Excess of Liabilities	40,436,862	2.0
NET ASSETS	$2,070,705,726	100.0%

All data as of April 30, 2024. BBH Partner Fund – International Equity’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is derived from respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.

2

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO ALLOCATION (continued) April 30, 2024 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$58,459,636	2.8%
Communications	65,455,149	3.2
Consumer Cyclical	318,838,884	15.4
Consumer Non-Cyclical	344,373,563	16.6
Energy	29,906,791	1.4
Financials	289,207,078	14.0
Industrials	501,889,964	24.2
Technology	372,827,166	18.0
Registered Investment Companies	32,400,000	1.6
Preferred Stocks:
Consumer Cyclical	16,910,633	0.8
Warrants:
Technology	0	0.0
Cash and Other Assets in Excess of Liabilities	40,436,862	2.0
NET ASSETS	$2,070,705,726	100.0%

All data as of April 30, 2024. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	3

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS April 30, 2024 (unaudited)
Shares/ Units		Value
	COMMON STOCK (95.6%)
	CANADA (7.6%)
	BASIC MATERIALS
175,600	Franco-Nevada Corp.	$21,165,490
	COMMUNICATIONS
177,852	Shopify, Inc. (Class A)[1]	12,485,210
	CONSUMER CYCLICAL
457,070	Alimentation Couche-Tard, Inc.	25,365,075
	FINANCIALS
1,596,103	Brookfield Corp.	64,104,159
	INDUSTRIALS
197,516	Canadian Pacific Kansas City, Ltd.	15,515,112
	TECHNOLOGY
7,522	Constellation Software, Inc.	19,390,555
	Total Canada	158,025,601
	CAYMAN ISLANDS (0.4%)
	COMMUNICATIONS
603,355	JD.com, Inc. (Class A)	8,750,034
	Total Cayman Islands	8,750,034
	DENMARK (1.4%)
	ENERGY
1,113,964	Vestas Wind Systems A/S1	29,906,791
	Total Denmark	29,906,791
	FINLAND (1.3%)
	INDUSTRIALS
543,110	Kone Oyj (Class B)	26,497,804
	Total Finland	26,497,804
	FRANCE (16.7%)
	CONSUMER CYCLICAL
44,609	Kering S.A.	15,413,338
21,681	LVMH Moet Hennessy Louis Vuitton SE	17,473,949
		32,887,287
	CONSUMER NON-CYCLICAL
14,948	L’Oreal S.A.	6,991,109
172,808	Sartorius Stedim Biotech	37,364,259
		44,355,368
	INDUSTRIALS
392,581	Safran S.A.	84,992,251
189,666	Schneider Electric SE	43,247,866
352,868	Thales S.A.	59,422,186
		187,662,303

The accompanying notes are an integral part of these financial statements.

4

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Shares/ Units		Value
	COMMON STOCK (continued)
	FRANCE (continued)
	TECHNOLOGY
261,070	Capgemini SE	$54,916,522
655,003	Dassault Systemes SE	25,684,961
		80,601,483
	Total France	345,506,441
	GERMANY (8.4%)
	CONSUMER CYCLICAL
224,054	Adidas AG	54,125,693
	FINANCIALS
149,007	Deutsche Boerse AG	28,800,628
	INDUSTRIALS
68,043	Rheinmetall AG	37,584,732
	TECHNOLOGY
292,302	SAP SE	52,988,408
	Total Germany	173,499,461
	HONG KONG (1.2%)
	CONSUMER CYCLICAL
2,430,000	Galaxy Entertainment Group, Ltd.	10,922,862
	FINANCIALS
1,841,300	AIA Group, Ltd.	13,505,084
	Total Hong Kong	24,427,946
	INDIA (1.3%)
	FINANCIALS
466,700	HDFC Bank, Ltd. ADR	26,881,920
	Total India	26,881,920
	IRELAND (8.8%)
	BASIC MATERIALS
604,271	Smurfit Kappa Group, Plc.	26,286,486
	CONSUMER CYCLICAL
230,200	Ryanair Holdings, Plc. ADR	31,353,240
	CONSUMER NON-CYCLICAL
115,574	ICON, Plc. ADR[1]	34,427,183
	INDUSTRIALS
1,140,611	CRH, Plc.	88,306,104
	Total Ireland	180,373,013
	JAPAN (10.5%)
	CONSUMER CYCLICAL
378,200	Nintendo Co., Ltd.	18,453,942
278,500	Sony Group Corp.	23,033,928
2,252,000	Suzuki Motor Corp.	26,232,380
		67,720,250

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	5

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Shares/ Units		Value
	COMMON STOCK (continued)
	JAPAN (continued)
	CONSUMER NON-CYCLICAL
465,800	Eisai Co., Ltd	$19,197,850
494,515	Recruit Holdings Co., Ltd.	21,519,645
		40,717,495
	INDUSTRIALS
117,900	Daikin Industries, Ltd.	16,021,561
50,648	Keyence Corp.	22,463,331
938,400	Komatsu, Ltd.	28,118,191
		66,603,083
	TECHNOLOGY
329,665	Obic Co., Ltd.	42,562,126
	Total Japan	217,602,954
	JERSEY (2.3%)
	CONSUMER NON-CYCLICAL
1,165,070	Experian, Plc.	47,065,063
	Total Jersey	47,065,063
	LUXEMBOURG (0.6%)
	COMMUNICATIONS
45,124	Spotify Technology S.A.[1]	12,654,575
	Total Luxembourg	12,654,575
	NETHERLANDS (6.1%)
	COMMUNICATIONS
939,073	Prosus NV1	31,565,330
	CONSUMER CYCLICAL
1,279,801	Universal Music Group NV	37,639,678
	CONSUMER NON-CYCLICAL
72,755	Heineken NV	7,092,023
	TECHNOLOGY
30,460	ASML Holding NV	26,581,970
594,637	STMicroelectronics NV	23,508,479
		50,090,449
	Total Netherlands	126,387,480
	SINGAPORE (1.4%)
	FINANCIALS
1,143,560	DBS Group Holdings, Ltd.	29,272,214
	Total Singapore	29,272,214
	SOUTH KOREA (2.5%)
	FINANCIALS
431,869	KB Financial Group, Inc.	23,357,298

The accompanying notes are an integral part of these financial statements.

6

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Shares/ Units		Value
	COMMON STOCK (continued)
	SOUTH KOREA (continued)
	TECHNOLOGY
524,416	Samsung Electronics Co., Ltd.	$28,968,209
	Total South Korea	52,325,507
	SPAIN (1.4%)
	CONSUMER NON-CYCLICAL
468,238	Amadeus IT Group S.A.	29,745,492
	Total Spain	29,745,492
	SWEDEN (2.1%)
	CONSUMER NON-CYCLICAL
980,498	Essity AB (Class B)	24,473,982
	FINANCIALS
2,106,765	Svenska Handelsbanken AB (Class A)	18,442,383
	Total Sweden	42,916,365
	SWITZERLAND (4.5%)
	BASIC MATERIALS
98,200	DSM-Firmenich AG	11,007,660
	CONSUMER CYCLICAL
96,665	Cie Financiere Richemont S.A. (Class A)	13,404,445
	CONSUMER NON-CYCLICAL
501,638	Alcon, Inc.	38,599,794
78,692	Sonova Holding AG	21,872,650
		60,472,444
	FINANCIALS
7,213	Partners Group Holding AG	9,267,861
	Total Switzerland	94,152,410
	TAIWAN (4.7%)
	TECHNOLOGY
366,004	MediaTek, Inc.	11,072,169
634,584	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	87,153,767
	Total Taiwan	98,225,936
	UNITED KINGDOM (10.3%)
	CONSUMER CYCLICAL
681,859	Compass Group, Plc.	18,973,877
235,556	Next, Plc.	26,446,477
		45,420,354
	CONSUMER NON-CYCLICAL
106,389	Reckitt Benckiser Group, Plc.	5,942,777
1,284,788	Rentokil Initial, Plc.	6,519,143
		12,461,920

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	7

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Shares/ Units		Value
	COMMON STOCK (continued)
	UNITED KINGDOM (continued)
	FINANCIALS
684,995	London Stock Exchange Group, Plc.	$75,575,531
	INDUSTRIALS
3,796,837	BAE Systems, Plc.	63,234,145
2,102,095	Melrose Industries, Plc.	16,486,681
		79,720,826
	Total United Kingdom	213,178,631
	UNITED STATES (2.1%)
	CONSUMER NON-CYCLICAL
264,361	Revvity, Inc.	27,089,072
39,616	S&P Global, Inc.	16,473,521
	Total United States	43,562,593
	Total Common Stock (Cost $1,604,490,443)	1,980,958,231
	REGISTERED INVESTMENT COMPANIES (1.6%)
	UNITED STATES (1.6%)
32,400,000	Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio, Institutional Share Class.	32,400,000
	Total United States	32,400,000
	Total Registered Investment Companies (Cost $32,400,000)	32,400,000
	PREFERRED STOCKS (0.8%)
	GERMANY (0.8%)
	CONSUMER CYCLICAL
189,570	Dr Ing hc F Porsche AG (Class Preference)[2]	16,910,633
	Total Germany	16,910,633
	Total Preferred Stocks (Cost $18,873,326)	16,910,633

The accompanying notes are an integral part of these financial statements.

8

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Shares/ Units		Value
	WARRANTS (0.0%)
	CANADA (0.0%)
18,143	Constellation Software Inc., expires 03/31/2040[1,3]	$0
	Total Canada	0
	Total Warrants (Cost $0)	0
TOTAL INVESTMENTS (Cost $1,655,763,769)[4]	98.0%	$2,030,268,864
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.0%	40,436,862
NET ASSETS	100.00%	$2,070,705,726

____________

1   Non-income producing security.

2  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2024 was $16,910,633 or 0.8% of net assets.

3  Security that used significant unobservable inputs to determine fair value.

4  The aggregate cost of investments and derivatives for federal income tax purposes is $1,655,763,769, the aggregate gross unrealized appreciation is $469,517,563 and the aggregate gross unrealized depreciation is $95,012,468, resulting in net unrealized appreciation of $374,505,095.

The Fund’s country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	9

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’

The accompanying notes are an integral part of these financial statements.

10

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	11

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2024
Common Stock:
Canada	$158,025,601	$–	$—	$158,025,601
Cayman Islands	—	8,750,034	—	8,750,034
Denmark	—	29,906,791	—	29,906,791
Finland	—	26,497,804	—	26,497,804
France	—	345,506,441	—	345,506,441
Germany	—	173,499,460	—	173,499,460
Hong Kong	—	24,427,946	—	24,427,946
India	26,881,920	—	—	26,881,920
Ireland	154,086,527	26,286,486	—	180,373,013
Japan	—	217,602,955	—	217,602,955
Jersey	—	47,065,063	—	47,065,063
Luxembourg	12,654,575	—	—	12,654,575
Netherlands	—	126,387,480	—	126,387,480
Singapore	—	29,272,214	—	29,272,214
South Korea	—	52,325,507	—	52,325,507
Spain	—	29,745,492	—	29,745,492
Sweden	—	42,916,365	—	42,916,365
Switzerland	—	94,152,410	—	94,152,410
Taiwan	87,153,767	11,072,169	—	98,225,936
United Kingdom	—	213,178,631	—	213,178,631
United States	43,562,593	—	—	43,562,593
Registered Investment Companies:
United States	32,400,000	—	—	32,400,000
Preferred Stocks:
Germany	—	16,910,633	—	16,910,633
Warrants:
Canada	—	—	0	0
Total Investments, at value	$514,764,983	$1,515,503,881	$0	$2,030,268,864

The accompanying notes are an integral part of these financial statements.

12

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2024:

Warrants
Balance as of October 31, 2023	$0
Purchases	—
Sales/Paydowns	—
Realized gains/(losses)	—
Change in unrealized appreciation/(depreciation)	—
Amortization	—
Transfers from Level 3	—
Transfers to Level 3	0
Balance as of April 30, 2024	$0

The Fund investment classified as Level 3 was deemed to have no value as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	13

BBH PARTNER FUND – INTERNATIONAL EQUITY
STATEMENT OF ASSETS AND LIABILITIES April 30, 2024 (unaudited)
ASSETS:
Investments in securities, at value (Cost $1,655,763,769)	$2,030,268,864
Cash	42,756,255
Foreign currency at value (Cost $7,424)	8,956
Receivables for:
Dividends	6,610,735
Investments sold	2,533,725
Shares sold	736,100
Interest from Custodian	78,575
Prepaid expenses	13,765
Total Assets	2,083,006,975
LIABILITIES:
Payables for:
Investments purchased	10,796,449
Investment advisory and administrative fees	1,040,048
Shares redeemed	215,900
Custody and fund accounting fees	176,546
Professional fees	52,956
Transfer agent fees	6,725
Board of Trustees’ fees	547
Accrued expenses and other liabilities	12,078
Total Liabilities	12,301,249
NET ASSETS	$2,070,705,726

Net Assets Consist of:
Paid-in capital	$2,029,578,083
Retained earnings	41,127,643
Net Assets	$2,070,705,726

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($2,070,705,726 ÷ 130,335,337 shares outstanding)	$15.89

The accompanying notes are an integral part of these financial statements.

14

BBH PARTNER FUND – INTERNATIONAL EQUITY
STATEMENT OF OPERATIONS For the six months ended April 30, 2024 (unaudited)
NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $1,511,224)	$15,676,462
Interest income	6,614
Interest income from Custodian	492,007
Other income	30,480
Total Income	16,205,563

Expenses:
Investment advisory and administrative fees	6,238,227
Custody and fund accounting fees	141,236
Board of Trustees’ fees	48,967
Professional fees	38,377
Transfer agent fees	20,538
Miscellaneous expenses	40,399
Total Expenses	6,527,744
Net Investment Income	9,677,819

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	70,725,756
Net realized gain on foreign exchange translations	57,712
Net realized gain on investments in securities and foreign exchange translations	70,783,468
Net change in unrealized appreciation/(depreciation) on investments in securities	298,984,170
Net change in unrealized appreciation/(depreciation) on foreign currency transactions and translations	(78,138)
Net change in unrealized appreciation/(depreciation) on investments in securities, foreign currency transactions and translations	298,906,032
Net Realized and Unrealized Gain	369,689,500
Net Increase in Net Assets Resulting from Operations	$379,367,319

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	15

BBH PARTNER FUND – INTERNATIONAL EQUITY
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2024 (unaudited)	For the year ended October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$9,677,819	$18,135,247
Net realized gain/(loss) on investments in securities and foreign exchange translations	70,783,468	(199,953,321)
Net change in unrealized appreciation/(depreciation) on investments in securities, foreign currency transactions and translations	298,906,032	306,291,936
Net increase in net assets resulting from operations	379,367,319	124,473,862

Dividends and distributions declared:
Class I	(18,885,138)	(10,360,602)

Share transactions:
Proceeds from sales of shares	71,870,622	135,165,601
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	495,649	276,268
Cost of shares redeemed	(219,365,176)	(442,745,407)
Net decrease in net assets resulting from share transactions	(146,998,905)	(307,303,538)
Total increase/(decrease) in net assets	213,483,276	(193,190,278)
NET ASSETS:
Beginning of period/year	1,857,222,450	2,050,412,728
End of period/year	$2,070,705,726	$1,857,222,450

The accompanying notes are an integral part of these financial statements.

16

BBH PARTNER FUND – INTERNATIONAL EQUITY
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$13.28	$12.68	$21.10	$17.73	$16.15	$14.90
Income from investment operations:
Net investment income[1]	0.07	0.12	0.07	0.14	0.04	0.10
Net realized and unrealized gain/(loss)	2.68	0.55	(6.14)	3.79	1.81	2.19
Total income/(loss) from investment operations	2.75	0.67	(6.07)	3.93	1.85	2.29
Dividends and distributions to shareholders:
From net investment income	(0.14)	(0.07)	(0.13)	(0.04)	(0.09)	(0.16)
From net realized gains	—	—	(2.22)	(0.52)	(0.18)	(0.88)
Total dividends and distributions to shareholders	(0.14)	(0.07)	(2.35)	(0.56)	(0.27)	(1.04)
Net asset value, end of period/year	$15.89	$13.28	$12.68	$21.10	$17.73	$16.15
Total return[2]	20.73%[3]	5.24%	(31.91)%	22.38%	11.59%	16.92%

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$2,071	$1,857	$2,050	$2,718	$2,029	$1,790
Ratio of expenses to average net assets before reductions	0.63%[4]	0.64%	0.68%	0.68%	0.69%	0.71%
Expense offset arrangement	—%	—%	—%	—%	—%	(0.01)%
Ratio of expenses to average net assets after reductions	0.63%[4]	0.64%	0.68%	0.68%	0.69%	0.70%
Ratio of net investment income to average net assets	0.93%[4]	0.85%	0.45%	0.65%	0.22%	0.66%
Portfolio turnover rate	37%[3]	65%	52%	86%	77%	135%

____________

1       Calculated using average shares outstanding for the period/year.

2       Assumes the reinvestment of distributions.

3       Not annualized.

4       Annualized.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	17

BBH PARTNER FUND – INTERNATIONAL EQUITY
NOTES TO FINANCIAL STATEMENTS April 30, 2024 (unaudited)

1.  Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2024, there were eight series of the Trust. The Fund commenced operations on June 6, 1997 and currently offers one class, Class I. The investment objective of the Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation. Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed and emerging markets of the world, excluding the United States.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to

18

BBH PARTNER FUND – INTERNATIONAL EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to economically hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. During the six months ended April 30, 2024, the Fund had no open contracts.

E. Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	19

BBH PARTNER FUND – INTERNATIONAL EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and net change in unrealized appreciation or depreciation on investments in securities and foreign currency translations within the Statement of Operations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.

F. Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid, under SEC Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

G. Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities and as an expense in the Statement of Operations.

20

BBH PARTNER FUND – INTERNATIONAL EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $18,885,138 to Class I shares during the six months ended April 30, 2024. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	21

BBH PARTNER FUND – INTERNATIONAL EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

The tax character of distributions paid during the years ended October 31, 2023 and 2022, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2023:	$ 10,360,602	$ —	$ 10,360,602	$ —	$ 10,360,602
2022:	114,819,518	192,023,493	306,843,011	—	306,843,011

As of October 31, 2023 and 2022, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2023:	$18,010,377	$ —	$(390,810,946)	$(21,982,391)	$ 75,428,422	$(319,354,538)
2022:	10,356,068	—	(193,247,052)	(19,713,300)	(230,863,514)	(433,467,798)

The Fund had $390,810,946 of net capital loss carryforwards as of October 31, 2023, of which $233,039,581 and $157,771,365, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

22

BBH PARTNER FUND – INTERNATIONAL EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, the Investment Adviser provides investment advisory, portfolio management and administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.60% per annum on the first $3 billion of average daily net assets and 0.55% per annum on all average daily net assets over $3 billion. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s Sub-Advisers, currently Select Equity Group, L.P. (“Select Equity Group”) and Trinity Street Asset Management (together the “Sub-Advisers”). The Sub-Advisers are responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-Advisers and evaluates their performance results. The Investment Adviser pays each Sub-Adviser from its investment advisory and administrative fee an amount that in the aggregate equals the Fund’s investment advisory and administration fee based upon the percentage of net assets that each Sub-Adviser manages. For the six months ended April 30, 2024, the Fund incurred $6,238,227 for services under the Agreement.

B. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2024, the Fund incurred $141,236 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2024 was $492,007. This amount is included in “Interest income from Custodian” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2024, was $18,671. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

C. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2024, the Fund incurred $48,967 in independent Trustee compensation and expense reimbursements.

D. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	23

BBH PARTNER FUND – INTERNATIONAL EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

4. Investment Transactions. For the six months ended April 30, 2024, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $750,881,649 and $890,596,431, respectively.

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2024 (unaudited)		For the year ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	4,589,418	$71,870,622	9,345,985	$135,165,601
Shares issued in connection with reinvestments of dividends	32,587	495,649	19,947	276,268
Shares redeemed	(14,147,195)	(219,365,176)	(31,157,761)	(442,745,407)
Net decrease	(9,525,190)	$(146,998,905)	(21,791,829)	$(307,303,538)

6. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub-Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses (concentrated portfolio holdings risk). There are certain risks associated with investing in securities of companies based outside of the United States, including, but not limited to, recovery of tax withheld by foreign jurisdictions (Non-U.S. investment risk), capital controls imposed by foreign governments in response to economic or political events

24

BBH PARTNER FUND – INTERNATIONAL EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7. Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2024 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	25

BBH PARTNER FUND – INTERNATIONAL EQUITY
DISCLOSURE OF FUND EXPENSES April 30, 2024 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023 to April 30, 2024).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

26

BBH PARTNER FUND – INTERNATIONAL EQUITY
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2024 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period November 1, 2023 to April 30, 2024[1]
Class I
Actual	$1,000	$1,207	$3.46
Hypothetical[2]	$1,000	$1,022	$3.17

____________

1  Expenses are equal to the Fund’s annualized net expense ratio of 0.63% for I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	27

BBH PARTNER FUND – INTERNATIONAL EQUITY
DISCLOSURE OF ADVISOR SELECTION April 30, 2024 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held meetings on November 16, 2023 and December 12, 2023, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At these meetings, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and Select Equity Group, L.P. (“Select Equity Group” or the “Sub-Adviser”). At the December 12, 2023 meeting, the Board voted to approve the renewal of the Agreements with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreements were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreements. The Board had reviewed and approved the initial sub-advisory agreement between the Investment Adviser and a second sub-adviser, Trinity Street Asset Management, in July 2023. That agreement was not renewed as it was still in its initial two years period.

Both in the meetings specifically held to address the continuance of the Agreements and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser, Sub-Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser, the Sub-Adviser and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements.

The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser and Sub-Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential

28

BBH PARTNER FUND – INTERNATIONAL EQUITY
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser and Select Equity Group were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund under the same fee structure. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Investment Adviser and the Board is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the December 12, 2023 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of the Sub-Adviser, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assisting the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreements. The Board received and considered information, during the meeting held on December 12, 2023, and over the course of the year, regarding the nature, extent and quality of services provided to the Fund by the Sub-Adviser, particularly portfolio management in light of the narrower scope of services performed by the Sub-Adviser. The Board also considered brokerage policies and practices and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	29

BBH PARTNER FUND – INTERNATIONAL EQUITY
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

Fund Performance

At the November 16, 2023 and December 12, 2023 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed, with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to the selected peer category.

The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s below average performance in the 1-, 2-, 3-, 4-, 5- and 10-year periods ended September 30, 2023. They further noted the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the addition of the new sub-adviser, the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the fees paid to the Sub-Adviser for their services to the Fund. The compensation paid to the Sub-Adviser is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly, and to the Sub-Adviser. The Board reviewed profitability data for the Fund using data from October 1, 2022 through September 30, 2023 for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting and administration fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the allocation methods used in preparing the profitability data.

30

BBH PARTNER FUND – INTERNATIONAL EQUITY
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that neither the Investment Adviser and BBH’s nor the Sub-Adviser’s profitability was excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH, the Investment Adviser, and the Sub-Adviser, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administer, custodian and fund accounting agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information they had provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser, and from the Investment Adviser to the Sub-Adviser, were reasonable based on the comparative performance, expense information, the cost of the services comparative performance, expense information, the cost of the services provided and the profits to the realized by the Investment Adviser.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	31

BBH PARTNER FUND – INTERNATIONAL EQUITY
CONFLICTS OF INTEREST April 30, 2024 (unaudited)

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed

32

BBH PARTNER FUND – INTERNATIONAL EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	33

BBH PARTNER FUND – INTERNATIONAL EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

34

BBH PARTNER FUND – INTERNATIONAL EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	35

BBH PARTNER FUND – INTERNATIONAL EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

36

BBH PARTNER FUND – INTERNATIONAL EQUITY
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2024 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for each Fund’s liquidity risk management program (the “Program”). The Board met on March 6, 2024 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2023 through January 31, 2024 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Funds classified each of their investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of each Fund’s investments based on criteria in each Fund’s Program. During the Reporting Period, no Fund held more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to any of the Funds as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	37

BBH PARTNER FUND – INTERNATIONAL EQUITY
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2024 (unaudited)

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

38

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2024

BBH Limited Duration Fund

BBH LIMITED DURATION FUND
PORTFOLIO ALLOCATION April 30, 2024 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$1,583,948,731	21.9%
Commercial Mortgage Backed Securities	430,859,580	6.0
Corporate Bonds	3,139,574,551	43.5
Loan Participations and Assignments	856,241,515	11.9
Municipal Bonds	30,297,301	0.4
Residential Mortgage Backed Securities	19,487,634	0.3
U.S. Government Agency Obligations	67,653,646	0.9
U.S. Treasury Bills	1,020,423,431	14.1
U.S. Treasury Bonds and Notes	14,540,299	0.2
Cash and Other Assets in Excess of Liabilities	57,653,833	0.8
NET ASSETS	$7,220,680,521	100.0%

All data as of April 30, 2024. The BBH Limited Duration Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (21.9%)
$10,000,000	AGL Core CLO 2, Ltd. 2019-2A (3-Month CME Term SOFR + 1.652%)[1,2]	04/20/32	6.976%	$10,016,889
9,114,335	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	6.213	6,084,092
7,555,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	7,419,279
4,571,246	Amur Equipment Finance Receivables X LLC 2022-1A1	10/20/27	1.640	4,468,545
7,002,172	Amur Equipment Finance Receivables XII LLC 2023-1A1	12/20/29	6.090	7,023,232
3,187,171	ARI Fleet Lease Trust 2022-A1	01/15/31	3.120	3,169,721
9,105,000	ARI Fleet Lease Trust 2023-B1	07/15/32	6.050	9,131,412
11,930,000	Avis Budget Rental Car Funding AESOP LLC 2023-3A1	02/22/28	5.440	11,846,560
9,500,000	Avis Budget Rental Car Funding AESOP LLC 2023-7A1	08/21/28	5.900	9,529,287
297,620	Bankers Healthcare Group Securitization Trust 2020-A1	09/17/31	2.560	297,068
10,458,575	BHG Securitization Trust 2022-A1	02/20/35	1.710	10,300,333
10,971,629	BHG Securitization Trust 2023-A1	04/17/36	5.550	10,873,066
7,625,929	BHG Securitization Trust 2023-B1	12/17/36	6.920	7,734,445
10,839,168	BHG Securitization Trust 2024-1CON[1]	04/17/35	5.810	10,799,417
12,410,000	BlackRock Elbert CLO V LLC 5A (3-Month CME Term SOFR + 1.850%)[1,2]	06/15/34	7.179	12,412,122
7,784,292	Business Jet Securities LLC 2022-1A1	06/15/37	4.455	7,495,728
44,170,000	California Street CLO IX LP 2012-9A (3-Month CME Term SOFR + 1.362%)[1,2]	07/16/32	6.689	44,262,253
29,280,000	Carlyle US CLO, Ltd. 2019-2A (3-Month CME Term SOFR + 1.382%)[1,2]	07/15/32	6.710	29,359,586
20,392,581	CARS-DB4 LP 2020-1A1	02/15/50	3.190	19,788,276
10,113,383	CARS-DB7 LP 2023-1A1	09/15/53	5.750	9,897,783
8,085,000	CCG Receivables Trust 2023-2[1]	04/14/32	6.280	8,142,147
22,918,037	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690	21,481,502
11,053,379	Chesapeake Funding II LLC 2023-1A1	05/15/35	5.650	11,027,307
8,205,687	Chesapeake Funding II LLC 2023-2A1	10/15/35	6.160	8,239,933
25,000,000	Churchill MMSLF CLO-I LP 2021-2A (3-Month CME Term SOFR + 1.712%)[1,2]	10/01/32	7.018	25,005,617
6,470,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	6,591,882
11,645,000	Daimler Trucks Retail Trust 2023-1	03/15/27	5.900	11,690,560
12,445,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.950%)[1,2]	07/15/33	7.279	12,437,283
697,033	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	695,876
17,180,000	Dryden 93 CLO, Ltd. 2021-93A (3-Month CME Term SOFR + 1.342%)[1,2]	01/15/34	6.670	17,183,175
3,727,676	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	2,460,177
6,169,170	Elm Trust 2020-3A1	08/20/29	2.954	5,905,087

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	3

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$5,859,803	Enterprise Fleet Financing LLC 2022-1[1]	01/20/28	3.030%	$5,784,521
9,207,648	Enterprise Fleet Financing LLC 2022-4[1]	10/22/29	5.760	9,204,404
10,445,000	Enterprise Fleet Financing LLC 2023-3[1]	03/20/30	6.400	10,548,550
916,655	FCI Funding LLC 2021-1A1	04/15/33	1.130	912,875
11,912,961	Finance of America HECM Buyout 2022-HB1[1,2,3]	02/25/32	2.695	11,611,430
50,300,000	Flexential Issuer 2021-1A1	11/27/51	3.250	45,529,623
9,425,061	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000	8,887,832
10,940,000	Ford Credit Floorplan Master Owner Trust A 2023-1[1]	05/15/28	4.920	10,805,173
16,420,000	Foursight Capital Automobile Receivables Trust 2024-1[1]	01/16/29	5.490	16,339,723
17,272,614	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	15,892,959
17,838,917	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	16,369,796
10,900,000	GM Financial Revolving Receivables Trust 2023-2[1]	08/11/36	5.770	11,046,092
50,193,437	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944	46,302,833
8,300,000	HPEFS Equipment Trust 2023-2A1	01/21/31	6.040	8,320,972
17,344,688	HTS Fund I LLC 2021-1[1]	08/25/36	1.411	15,038,450
9,275,000	Kubota Credit Owner Trust 2024-1A1	07/17/28	5.190	9,199,530
7,365,656	LCM XXIV, Ltd. 24A (3-Month CME Term SOFR + 1.242%)[1,2]	03/20/30	6.566	7,378,804
5,306,755	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	5,239,077
14,800,000	Mariner Finance Issuance Trust 2023-AA1	10/22/35	6.700	14,912,098
41,880,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050	38,071,676
12,410,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.870%)[1,2]	05/20/34	7.189	12,404,873
47,600,000	Neuberger Berman Loan Advisers CLO 34, Ltd. 2019-34A (3-Month CME Term SOFR + 1.240%)[1,2]	01/20/35	6.565	47,644,549
17,690,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	17,223,561
24,520,000	NextGear Floorplan Master Owner Trust 2024-1A1	03/15/29	5.120	24,289,519
6,235,000	Nissan Auto Receivables Owner Trust 2023-B	03/15/28	5.930	6,276,747
7,702,176	NMEF Funding LLC 2022-A1	10/16/28	2.580	7,635,172
14,424,325	NMEF Funding LLC 2023-A1	06/17/30	6.570	14,490,625
30,000,000	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month CME Term SOFR + 1.362%)[1,2]	05/20/32	6.681	30,029,076
32,920,000	Octagon Investment Partners 20-R, Ltd. 2019-4A (3-Month CME Term SOFR + 1.412%)[1,2]	05/12/31	6.713	32,974,295
21,250,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	21,199,215
14,337,000	OnDeck Asset Securitization Trust IV LLC 2023-1A1	08/19/30	7.000	14,211,666
14,640,000	OneMain Financial Issuance Trust 2022-3A1	05/15/34	5.940	14,654,633
The accompanying notes are an integral part of these financial statements.

4

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$13,350,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130%	$13,001,628
16,380,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	5.840	16,464,442
56,210,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	52,979,949
25,000,000	Oportun Issuance Trust 2022-A1	06/09/31	5.050	24,775,303
25,271,984	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	24,119,567
27,376,782	Palmer Square Loan Funding, Ltd. 2022-1A (3-Month CME Term SOFR + 1.050%)[1,2]	04/15/30	6.379	27,388,918
16,357,353	Parliament CLO II, Ltd. 2021-2A (3-Month CME Term SOFR + 1.612%)[1,2]	08/20/32	6.931	16,357,752
47,670,000	PFS Financing Corp. 2022-A1	02/15/27	2.470	46,408,261
19,980,000	PFS Financing Corp. 2022-C1	05/15/27	3.890	19,604,126
9,810,000	PFS Financing Corp. 2023-A1	03/15/28	5.800	9,837,713
31,020,000	Purchasing Power Funding LLC 2024-A1	08/15/28	5.890	30,780,578
7,748,441	Regional Management Issuance Trust 2020-1[1]	10/15/30	2.340	7,622,244
6,234,904	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	6,171,501
56,030,000	Republic Finance Issuance Trust 2021-A1	12/22/31	2.300	53,565,319
23,320,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	22,084,616
2,178,018	Santander Drive Auto Receivables Trust 2023-2	03/16/26	5.870	2,178,950
12,961,932	Santander Drive Auto Receivables Trust 2023-5	07/15/27	6.310	12,991,843
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	33,821,905
7,498,189	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	7,010,957
24,210,000	Sotheby’s Artfi Master Trust 2024-1A1	12/22/31	6.430	24,196,297
22,755,000	Southwick Park CLO LLC 2019-4A (3-Month CME Term SOFR + 1.322%)[1,2]	07/20/32	6.646	22,755,196
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	18,003,826
6,357,790	SWC Funding LLC 2018-1A1	08/15/33	4.750	6,349,475
50,790,000	Symphony CLO XXI, Ltd. 2019-21A (3-Month CME Term SOFR + 1.322%)[1,2]	07/15/32	6.650	50,826,422
12,760,000	Synchrony Card Funding LLC 2022-A1	04/15/28	3.370	12,485,028
13,310,000	TierPoint Issuer LLC 2023-1A1	06/25/53	6.000	12,778,614
12,345,000	T-Mobile US Trust 2024-1A1	09/20/29	5.050	12,240,701
12,920,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	12,811,591
613,282	Veros Auto Receivables Trust 2022-1[1]	12/15/25	3.470	612,429
3,303,623	VFI ABS LLC 2022-1A1	03/24/28	2.230	3,268,868
6,315,400	VFI ABS LLC 2023-1A1	03/26/29	7.270	6,330,788
7,040,000	Westlake Automobile Receivables Trust 2023-4A1	11/15/28	6.640	7,116,295
12,135,244	Wheels Fleet Lease Funding 1 LLC 2022-1A1	10/18/36	2.470	12,066,301
18,550,000	Wheels Fleet Lease Funding 1 LLC 2023-1A1	04/18/38	5.800	18,536,529
12,000,000	Wheels Fleet Lease Funding 1 LLC 2023-2A1	08/18/38	6.460	12,073,734
11,295,000	World Financial Network Credit Card Master Trust 2023-A	03/15/30	5.020	11,131,076
	Total Asset Backed Securities (Cost $1,619,912,394)			1,583,948,731

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	5

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (6.0%)
$26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.559%	$21,463,646
9,350,000	BLP Commercial Mortgage Trust 2023-IND (1-Month CME Term SOFR + 1.692%)[1,2]	03/15/40	7.013	9,361,688
20,300,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 1.898%)[1,2]	04/15/37	7.219	20,388,813
18,100,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 2.115%)[1,2]	06/15/27	7.436	18,167,875
43,914,830	BX Commercial Mortgage Trust 2022-LP2 (1-Month CME Term SOFR + 1.013%)[1,2]	02/15/39	6.334	43,705,203
19,954,560	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,2]	02/15/38	6.331	19,140,950
16,217,622	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 1.514%)[1,2]	11/15/37	6.831	15,768,860
16,609,136	BXMT, Ltd. 2021-FL4 (1-Month CME Term SOFR + 1.164%)[1,2]	05/15/38	6.481	15,778,679
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 3.014%)[1,2]	11/15/31	8.335	25,157,976
11,715,000	Commercial Mortgage Pass Through Certificate[1]	07/12/28	7.121	12,016,915
20,885,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.500%)[1,2]	03/15/34	6.821	20,858,894
14,946,810	HPLY Trust 2019-HIT (1-Month CME Term SOFR + 1.114%)[1,2]	11/15/36	6.436	14,900,101
23,600,000	Life Mortgage Trust 2022-BMR2 (1-Month CME Term SOFR + 1.295%)[1,2]	05/15/39	6.616	23,305,000
17,953,835	Med Trust 2021-MDLN (1-Month CME Term SOFR + 1.064%)[1,2]	11/15/38	6.385	17,875,287
28,261,755	MHC Commercial Mortgage Trust 2021-MHC (1-Month CME Term SOFR + 0.915%)[1,2]	04/15/38	6.236	28,085,119
16,040,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.397%)[1,2]	03/15/39	6.727	15,789,375
17,543,704	Ready Capital Mortgage Financing LLC 2022-FL8 (30-Day SOFR + 1.650%)[1,2]	01/25/37	6.980	17,477,040
46,350,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 1.550%)[1,2]	02/15/39	6.871	45,931,789
1,155,473	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.194%)[1,2]	07/15/38	6.515	1,149,682
24,300,000	Taubman Centers Commercial Mortgage Trust 2022-DPM (1-Month CME Term SOFR + 2.186%)[1,2]	05/15/37	7.507	24,436,688
20,000,000	WMRK Commercial Mortgage Trust 2022-WMRK (1-Month CME Term SOFR + 2.789%)[1,2]	11/15/27	8.110	20,100,000
	Total Commercial Mortgage Backed Securities (Cost $444,323,227)			430,859,580

The accompanying notes are an integral part of these financial statements.

6

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (43.5%)
	AEROSPACE/DEFENSE (0.2%)
$11,105,000	BAE Systems, Plc.[1]	03/26/27	5.000%	$10,945,080

	AGRICULTURE (0.0%)
1,250,000	Cargill, Inc.[1]	02/02/31	1.700	995,506

	APPAREL (0.0%)
1,000,000	Tapestry, Inc.	11/27/26	7.000	1,019,126
1,000,000	VF Corp.	04/23/25	2.400	964,599
				1,983,725
	AUTO MANUFACTURERS (1.6%)
16,000,000	Daimler Truck Finance North America LLC[1]	01/17/25	5.200	15,930,211
1,000,000	Ford Motor Credit Co. LLC	02/10/25	2.300	971,773
23,920,000	General Motors Financial Co., Inc.	04/06/26	5.400	23,770,144
9,175,000	Hyundai Capital America[1]	11/03/25	6.250	9,213,857
1,000,000	Hyundai Capital America[1]	01/08/26	1.300	927,034
11,055,000	Hyundai Capital America[1]	03/30/26	5.500	10,986,012
13,795,000	Hyundai Capital America[1]	06/26/26	5.650	13,735,363
11,580,000	Hyundai Capital America[1]	01/08/27	5.250	11,442,809
25,455,000	Mercedes-Benz Finance North America LLC[1]	03/30/26	4.800	25,144,846
				112,122,049
	BANKS (13.0%)
17,000,000	Banco Santander S.A. (1-Year CMT Index + 1.250%)[2]	03/14/28	5.552	16,791,359
30,000,000	Bank of America Corp. (SOFR + 1.340%)[2]	09/15/27	5.933	30,139,540
1,000,000	Bank of America Corp. (3-Month CME Term SOFR + 1.774%)[2]	04/24/28	3.705	946,918
51,125,000	Bank of Montreal	01/10/25	1.500	49,679,333
1,000,000	Bank of New York Mellon Corp. (SOFR + 1.802%)[2]	10/25/28	5.802	1,013,488
19,870,000	Bank of New Zealand[1]	02/07/28	4.846	19,403,807
9,500,000	Bank of New Zealand[1]	01/30/29	5.076	9,332,458
32,500,000	Bank of Nova Scotia (SOFR + 0.380%)[2]	07/31/24	5.736	32,513,617
15,015,000	Bank of Nova Scotia	01/10/25	1.450	14,587,698
16,915,000	Canadian Imperial Bank of Commerce	10/02/26	5.926	17,073,083
19,725,000	Canadian Imperial Bank of Commerce	04/28/28	5.001	19,329,430
1,000,000	Citigroup, Inc. (SOFR + 1.528%)[2]	03/17/26	3.290	976,997
33,540,000	Commonwealth Bank of Australia (SOFR + 0.400%)[1,2]	07/07/25	5.753	33,568,424
1,000,000	Discover Bank	07/27/26	3.450	944,939
65,000,000	DNB Bank ASA (1-Year CMT Index + 0.330%)[1,2]	09/30/25	0.856	63,623,171
1,000,000	Fifth Third Bancorp (SOFR + 2.192%)[2]	10/27/28	6.361	1,008,076
1,000,000	Goldman Sachs Group, Inc. (SOFR + 1.114%)[2]	02/24/28	2.640	922,409
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[2]	06/04/26	2.099	31,964,886
5,780,000	HSBC Holdings, Plc. (SOFR + 3.030%)[2]	11/03/26	7.336	5,909,759

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	7

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$25,640,000	HSBC Holdings, Plc. (SOFR + 1.570%)[2]	08/14/27	5.887%	$25,661,946
18,414,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[2]	08/04/28	4.443	17,640,564
24,145,000	Huntington National Bank (SOFR + 1.215%)[2]	11/18/25	5.699	24,002,334
1,000,000	Huntington National Bank (SOFR + 1.650%)[2]	05/17/28	4.552	963,044
33,270,000	JPMorgan Chase & Co. (3-Month CME Term SOFR + 1.585%)[2]	03/13/26	2.005	32,184,297
1,000,000	JPMorgan Chase & Co. (SOFR + 1.850%)[2]	04/22/26	2.083	964,119
1,000,000	KeyBank NA	08/08/25	4.150	970,708
18,760,000	KeyBank NA	11/15/27	5.850	18,420,390
24,865,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.600%)[2]	03/18/26	3.511	24,318,214
17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%)[2]	03/18/28	3.750	16,818,404
1,000,000	Manufacturers & Traders Trust Co.	01/27/28	4.700	946,728
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	37,684,414
42,665,000	Morgan Stanley (SOFR + 1.770%)[2]	10/16/26	6.138	42,900,510
1,000,000	Morgan Stanley[2,3]	07/22/28	3.591	940,972
1,000,000	PNC Bank NA	07/26/28	4.050	936,815
15,190,000	PNC Financial Services Group, Inc. (SOFR + 1.322%)[2]	06/12/26	5.812	15,193,137
25,345,000	PNC Financial Services Group, Inc. (SOFR + 1.730%)[2]	10/20/27	6.615	25,898,710
1,000,000	Regions Financial Corp.	05/18/25	2.250	963,255
24,915,000	Royal Bank of Canada	08/03/27	4.240	24,086,244
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	16,063,931
1,000,000	Santander Holdings USA, Inc. (SOFR + 1.249%)[2]	01/06/28	2.490	906,137
26,360,000	Skandinaviska Enskilda Banken AB1	09/09/24	0.650	25,866,863
11,875,000	Skandinaviska Enskilda Banken AB1	03/05/29	5.375	11,672,297
10,085,000	State Street Corp. (SOFR + 1.353%)[2]	11/04/26	5.751	10,094,077
1,000,000	Synchrony Bank	08/22/25	5.400	987,329
14,435,000	Truist Financial Corp. (SOFR + 1.626%)[2]	10/28/26	5.900	14,427,693
1,000,000	Truist Financial Corp. (SOFR + 1.435%)[2]	01/26/29	4.873	969,861
53,570,000	UBS Group AG (1-Year CMT Index + 1.550%)[1,2]	01/12/27	5.711	53,429,996
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,4]		3.700	36,996,313
22,750,000	US Bancorp (SOFR + 1.430%)[2]	10/21/26	5.727	22,742,276
1,000,000	US Bancorp (SOFR + 2.020%)[2]	06/12/29	5.775	1,001,978
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	18,675,363
7,920,000	Wells Fargo & Co. (SOFR + 1.560%)[2]	08/15/26	4.540	7,793,465
1,000,000	Wells Fargo & Co. (3-Month CME Term SOFR + 4.032%)[2]	04/04/31	4.478	939,649
26,655,000	Westpac Banking Corp.	11/18/27	5.457	26,817,051
30,895,000	Westpac New Zealand, Ltd.[1]	02/15/28	4.902	30,244,835
				940,853,311

The accompanying notes are an integral part of these financial statements.

8

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BEVERAGES (0.4%)
$8,175,000	Constellation Brands, Inc.	05/09/24	3.600%	$8,170,697
21,670,000	Keurig Dr Pepper, Inc.	03/15/27	5.100	21,519,075
				29,689,772
	BIOTECHNOLOGY (0.0%)
1,000,000	Baxalta, Inc.	06/23/25	4.000	980,994
1,000,000	Illumina, Inc.	12/13/27	5.750	999,922
				1,980,916
	BUILDING MATERIALS (0.0%)
1,000,000	CRH America, Inc.[1]	05/18/25	3.875	979,181

	COMPUTERS (0.0%)
600,000	Genpact Luxembourg S.a.r.l.	12/01/24	3.375	589,892

	COSMETICS/PERSONAL CARE (0.0%)
1,000,000	Estee Lauder Cos, Inc.	04/15/30	2.600	862,386

	DIVERSIFIED FINANCIAL SERVICES (3.0%)
19,638,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	04/15/27	6.450	20,019,752
1,000,000	American Express Co. (SOFR + 0.999%)[2]	05/01/26	4.990	991,966
20,960,000	American Express Co. (SOFR + 0.750%)[2]	04/23/27	5.645	20,964,908
34,045,000	Aviation Capital Group LLC[1]	12/15/24	5.500	33,867,602
33,535,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	33,041,707
10,000,000	Capital One Financial Corp. (SOFR + 2.440%)[2]	10/29/27	7.149	10,290,838
1,000,000	Capital One Financial Corp. (SOFR + 2.080%)[2]	02/01/29	5.468	982,355
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,776,560
18,620,000	Credit Acceptance Corp.[1]	12/15/28	9.250	19,741,855
48,895,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	46,101,425
1,000,000	Enact Holdings, Inc.[1]	08/15/25	6.500	999,100
25,095,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	23,495,896
1,000,000	Western Union Co.	01/10/25	2.850	978,654
				214,252,618
	ELECTRIC (2.0%)
500,000	AES Corp.[1]	07/15/25	3.300	484,213
1,000,000	Appalachian Power Co.	04/01/31	2.700	823,312
1,000,000	Atlantic City Electric Co.	03/15/31	2.300	819,275
1,000,000	Avangrid, Inc.	04/15/25	3.200	975,029
1,000,000	Black Hills Corp.	06/15/30	2.500	818,370
16,025,000	Constellation Energy Generation LLC	06/01/25	3.250	15,608,238
1,000,000	DTE Energy Co.	06/01/25	1.050	950,384
1,000,000	Duke Energy Ohio, Inc.	06/01/30	2.125	826,077
39,737,382	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	36,271,212
61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	59,098,705
The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	9

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (continued)
$1,000,000	Edison International	11/15/29	6.950%	$1,050,067
1,000,000	Entergy Louisiana LLC	12/15/30	1.600	783,210
1,000,000	Evergy Missouri West, Inc.[1]	12/15/27	5.150	984,879
1,000,000	Fells Point Funding Trust[1]	01/31/27	3.046	930,180
1,000,000	FirstEnergy Pennsylvania Electric Co.[1]	03/30/26	5.150	985,472
1,000,000	Narragansett Electric Co.[1]	04/09/30	3.395	893,191
1,000,000	National Rural Utilities Cooperative Finance Corp.	03/15/30	2.400	844,149
1,000,000	NextEra Energy Capital Holdings, Inc.	06/20/25	4.450	985,802
1,000,000	NRG Energy, Inc.[1]	12/02/25	2.000	935,661
1,000,000	Pacific Gas & Electric Co.	01/01/26	3.150	956,022
1,000,000	PacifiCorp	09/15/30	2.700	844,298
18,615,000	Public Service Enterprise Group, Inc.	10/15/28	5.875	18,794,919
1,000,000	Vistra Operations Co. LLC[1]	05/13/25	5.125	985,003
				146,647,668
	ENERGY-ALTERNATE SOURCES (0.4%)
25,000,000	NextEra Energy Partners LP1,6	06/15/24	0.000	24,762,500

	FOOD (0.9%)
1,000,000	Campbell Soup Co.	03/15/25	3.950	984,200
15,535,000	General Mills, Inc.	10/17/28	5.500	15,569,091
12,590,000	Hormel Foods Corp.	03/30/27	4.800	12,447,193
1,000,000	Mars, Inc.[1]	04/20/28	4.550	973,295
21,220,000	Nestle Capital Corp.[1]	03/12/29	4.650	20,730,934
11,460,000	Sysco Corp.	01/17/29	5.750	11,575,851
				62,280,564
	GAS (0.0%)
1,000,000	Brooklyn Union Gas Co.[1]	08/05/27	4.632	960,123
265,000	East Ohio Gas Co.[1]	06/15/25	1.300	251,885
1,000,000	Southern California Gas Co.	02/01/30	2.550	855,607
				2,067,615
	HEALTHCARE-PRODUCTS (0.3%)
22,215,000	Medtronic Global Holdings SCA	03/30/28	4.250	21,449,752

	HEALTHCARE-SERVICES (1.6%)
1,000,000	Adventist Health System	03/01/29	2.952	882,522
1,000,000	CommonSpirit Health	10/01/25	1.547	940,744
1,000,000	Providence St Joseph Health Obligated Group	10/01/29	2.532	863,137
32,090,000	Roche Holdings, Inc.[1]	11/13/26	5.265	32,096,221
1,000,000	Roche Holdings, Inc.[1]	11/13/28	5.338	1,005,091
22,000,000	Roche Holdings, Inc.[1]	03/08/29	4.790	21,692,674
60,630,000	Sutter Health	08/15/25	1.321	57,259,150
				114,739,539
	HOME BUILDERS (0.0%)
1,000,000	DR Horton, Inc.	10/15/25	2.600	955,764

The accompanying notes are an integral part of these financial statements.

10

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (9.9%)
$26,415,000	American Coastal Insurance Corp.	12/15/27	7.250%	$24,235,763
18,000,000	Athene Global Funding[1]	01/14/25	2.500	17,576,375
14,345,000	Athene Global Funding[1]	06/29/25	2.550	13,770,513
35,075,000	Athene Global Funding[1]	02/23/26	5.684	34,992,872
1,000,000	Athene Global Funding[1]	10/02/26	1.730	904,673
17,070,000	Athene Global Funding[1]	01/09/29	5.583	16,910,942
1,000,000	Brighthouse Financial Global Funding[1]	05/24/26	1.550	913,165
1,000,000	CNO Global Funding[1]	01/06/25	1.650	966,059
1,000,000	Corebridge Global Funding[1]	07/02/26	5.750	994,704
14,025,000	Corebridge Global Funding[1]	09/19/28	5.900	14,101,523
26,595,000	Equitable Financial Life Global Funding[1]	11/12/24	1.100	25,882,799
59,274,000	F&G Global Funding[1]	09/20/24	0.900	57,975,503
1,000,000	F&G Global Funding[1]	06/30/26	1.750	906,041
50,000,000	GA Global Funding Trust (SOFR + 0.500%)[1,2]	09/13/24	5.853	50,013,617
1,000,000	GA Global Funding Trust[1]	01/06/27	2.250	909,381
17,225,000	GA Global Funding Trust[1]	01/08/29	5.500	16,946,876
1,000,000	Guardian Life Global Funding[1]	12/10/25	0.875	928,347
1,000,000	Jackson National Life Global Funding[1]	01/12/25	1.750	969,396
1,230,000	MassMutual Global Funding II1	10/09/30	1.550	970,908
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	40,555,216
23,485,000	Met Tower Global Funding[1]	04/12/29	5.250	23,164,917
1,000,000	Metropolitan Life Global Funding I1	06/30/27	4.400	968,029
73,445,000	New York Life Global Funding[1]	01/14/25	1.450	71,349,277
1,000,000	New York Life Global Funding[1]	01/09/28	4.850	982,014
15,850,000	Northwestern Mutual Global Funding[1]	01/10/29	4.710	15,421,572
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	18,396,981
37,490,000	Pacific Life Global Funding II1	04/04/28	4.900	36,613,084
37,180,000	Pricoa Global Funding I1	12/06/24	1.150	36,187,653
47,175,000	Principal Life Global Funding II1	01/10/25	1.375	45,827,121
12,560,000	Principal Life Global Funding II1	01/16/27	5.000	12,428,766
1,000,000	Principal Life Global Funding II1	06/28/28	5.500	985,194
29,855,000	Protective Life Global Funding[1]	07/05/24	0.781	29,601,571
42,465,000	Protective Life Global Funding[1]	01/13/25	1.646	41,299,895
1,000,000	Protective Life Global Funding[1]	04/14/26	5.209	993,831
16,160,000	RGA Global Funding[1]	11/21/28	6.000	16,417,146
1,180,000	RGA Global Funding[1]	01/18/29	2.700	1,039,782
27,515,000	SiriusPoint, Ltd.	04/05/29	7.000	27,447,567
4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	3,929,425
11,950,000	Vitality Re XIII, Ltd. (3-Month U.S. Treasury Bill + 2.000%)[1,2]	01/06/26	7.387	11,859,180
				716,337,678

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	11

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (5.7%)
$41,185,000	BlackRock TCP Capital Corp.	08/23/24	3.900%	$40,878,860
46,600,000	Blackstone Private Credit Fund	09/15/24	1.750	45,749,154
31,840,000	Blackstone Private Credit Fund	11/22/24	2.350	31,170,722
9,654,000	Blackstone Secured Lending Fund	01/15/26	3.625	9,206,468
10,000,000	Blue Owl Capital Corp.	03/30/25	4.000	9,798,623
6,028,000	Blue Owl Capital Corp. II1	11/26/24	4.625	5,971,041
18,000,000	Blue Owl Credit Income Corp.	09/23/26	3.125	16,459,397
20,015,000	Blue Owl Technology Finance Corp.[1]	12/15/25	4.750	19,192,648
18,375,000	Franklin BSP Lending Corp.[1]	12/15/24	4.850	18,147,523
26,475,000	Franklin BSP Lending Corp.	03/30/26	3.250	24,755,088
28,550,000	FS KKR Capital Corp.	07/15/24	4.625	28,438,144
18,859,000	FS KKR Capital Corp.	02/01/25	4.125	18,537,628
27,321,000	FS KKR Capital Corp.[1]	02/14/25	4.250	26,904,897
15,940,000	FS KKR Capital Corp.	01/15/26	3.400	15,070,417
49,650,000	Main Street Capital Corp.	05/01/24	5.200	49,650,000
33,980,000	Main Street Capital Corp.	07/14/26	3.000	31,643,775
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	16,027,945
				407,602,330
	MACHINERY-CONSTRACTION & MINING (0.0%)
800,000	Caterpillar Financial Services Corp.	08/12/25	3.650	782,559
1,000,000	Komatsu Finance America, Inc.[1]	10/06/27	5.499	1,001,084
				1,783,643
	MACHINERY-DIVERSIFIED (0.5%)
1,000,000	CNH Industrial Capital LLC	05/23/25	3.950	979,738
10,920,000	CNH Industrial Capital LLC	01/12/29	5.500	10,882,572
27,185,000	CNH Industrial Capital LLC	04/20/29	5.100	26,602,315
				38,464,625
	METAL FABRICATE/HARDWARE (0.0%)
1,000,000	Precision Castparts Corp.	06/15/25	3.250	975,643

	OIL & GAS (0.1%)
10,072,000	Woodside Finance, Ltd.[1]	09/15/26	3.700	9,574,740

	PACKAGING & CONTAINERS (0.0%)
1,000,000	Amcor Flexibles North America, Inc.	05/17/25	4.000	979,895

	PHARMACEUTICALS (0.5%)
22,745,000	CVS Health Corp.	02/20/26	5.000	22,517,975
12,815,000	McKesson Corp.	02/15/26	5.250	12,751,042
				35,269,017
	PIPELINES (0.7%)
1,000,000	Columbia Pipeline Group, Inc.	06/01/25	4.500	984,389
16,986,000	EnLink Midstream Partners LP	06/01/25	4.150	16,577,775
31,985,000	Northriver Midstream Finance LP1	02/15/26	5.625	31,310,110
				48,872,274

The accompanying notes are an integral part of these financial statements.

12

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PRIVATE EQUITY (0.5%)
$10,600,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	04/15/25	6.000%	$10,543,509
23,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	21,878,507
				32,422,016
	REAL ESTATE INVESTMENT TRUSTS (1.4%)
1,000,000	Agree LP	06/15/28	2.000	865,152
9,290,000	American Tower Trust #1[1]	03/15/28	5.490	9,248,461
1,000,000	Boston Properties LP	10/01/26	2.750	925,627
25,360,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	23,839,851
1,000,000	Federal Realty OP LP	05/01/28	5.375	988,622
14,480,000	Realty Income Corp.	01/13/26	5.050	14,397,044
29,500,000	Rexford Industrial Realty LP	06/15/28	5.000	28,785,969
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	18,534,434
1,000,000	VICI Properties LP / VICI Note Co., Inc.[1]	02/15/25	3.500	980,007
				98,565,167
	RETAIL (0.2%)
10,900,000	AutoZone, Inc.	11/01/28	6.250	11,232,886

	SEMICONDUCTORS (0.2%)
16,565,000	ams-OSRAM AG1	03/30/29	12.250	16,575,436

	TOYS/GAMES/HOBBIES (0.0%)
1,000,000	Hasbro, Inc.	11/19/24	3.000	984,312

	TRUCKING & LEASING (0.4%)
1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	07/15/25	4.000	977,167
31,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	05/01/28	5.550	30,799,884
				31,777,051
	Total Corporate Bonds (Cost $3,208,685,064)			3,139,574,551

	LOAN PARTICIPATIONS AND ASSIGNMENTS (11.9%)
28,868,000	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 4.750%)[2]	04/20/28	10.336	29,995,584
21,374,594	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[2]	02/10/27	10.959	19,032,366
20,519,831	Allspring Buyer LLC (3-Month CME Term SOFR + 3.250%)[2]	11/01/28	8.824	20,445,549
6,604,425	Allspring Buyer LLC (3-Month CME Term SOFR + 4.000%)[2]	11/01/28	9.313	6,602,113
46,096,869	Asplundh Tree Expert LLC (1-Month CME Term SOFR + 1.750%)[2]	09/07/27	7.166	46,128,676
4,479,557	Avantor Funding, Inc. Term B6 (1-Month CME Term SOFR + 2.000%)[2]	11/08/27	7.316	4,490,039

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	13

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$35,222,779	Avolon TLB Borrower 1 (US) LLC Term B6 (1-Month CME Term SOFR + 2.000%)[2]	06/22/28	7.315%	$35,285,124
12,364,626	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.) Term B6 (3-Month CME Term SOFR + 2.000%)[2]	12/20/29	7.330	12,395,538
10,171,904	BCP Renaissance Parent LLC Term B4 (3-Month CME Term SOFR + 3.500%)[2]	10/31/28	8.829	10,207,505
23,219,844	Buckeye Partners LP Term B3 (1-Month CME Term SOFR + 2.000%)[2]	11/01/26	7.316	23,281,608
43,680,525	Charter Communications Operating LLC Term B4 (3-Month CME Term SOFR + 2.000%)[2]	12/07/30	7.302	43,052,836
40,795,663	Clean Harbors, Inc. (1-Month CME Term SOFR + 1.750%)[2]	10/08/28	7.180	40,897,652
13,032,317	Delos Aircraft Designated Activity Co. (3-Month CME Term SOFR + 2.000%)[2]	10/31/27	7.302	13,038,833
21,409,800	Eastern Power LLC (1-Month CME Term SOFR + 3.750%)[2]	10/02/25	9.180	21,359,058
44,842,136	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[2]	08/01/27	7.177	44,737,654
2,615,506	Icon Plc. (1-Month CME Term SOFR + 2.000%)[2]	07/03/28	7.309	2,624,818
10,497,691	Icon Plc. (3-Month CME Term SOFR + 2.000%)[2]	07/03/28	7.309	10,535,063
15,099,474	Iqvia, Inc. Term A2 (3-Month CME Term SOFR + 1.250%)[2]	06/16/27	6.693	14,986,228
31,146,174	Iridium Satellite LLC Term B3 (1-Month CME Term SOFR + 2.500%)[2]	09/20/30	7.816	31,155,829
32,450,020	Jazz Pharmaceuticals Plc. Term B1 (1-Month CME Term SOFR + 3.000%)[2]	05/05/28	8.430	32,632,713
15,206,374	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 6.000%)[2]	06/01/28	11.316	12,849,386
9,343,634	Lumen Technologies, Inc. Term B1 (1-Month CME Term SOFR + 2.350%)[2]	04/15/29	7.780	6,708,730
9,575,419	Lumen Technologies, Inc. Term B2 (1-Month CME Term SOFR + 2.350%)[2]	04/15/30	7.780	6,686,803
35,865,375	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 4.250%)[2]	09/01/28	9.855	33,117,011
10,710,000	NRG Energy, Inc. (3-Month CME Term SOFR + 2.000%)[2]	04/16/31	7.328	10,751,876
50,000,000	NVA Holdings Parent LLC (1-Month CME Term SOFR + 1.750%)[2,4]	12/15/25	7.180	49,270,000
45,548,888	Organon & Co. (1-Month CME Term SOFR + 3.000%)[2]	06/02/28	8.433	45,733,816
45,000,000	Relam Amsterdam Holdings BV Term A (6-Month Term SOFR + 1.750%)[2,4]	07/10/28	5.330	44,775,000
The accompanying notes are an integral part of these financial statements.

14

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$15,000,000	Setanta Aircraft Leasing DAC (3-Month CME Term SOFR + 2.000%)[2]	11/05/28	7.564%	$15,033,750
19,317,395	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%)[2]	10/20/27	9.075	19,898,848
10,384,440	SS&C Technologies Holdings, Inc. Term B3 (1-Month CME Term SOFR + 1.750%)[2]	04/16/25	7.180	10,381,948
9,087,149	SS&C Technologies Holdings, Inc. Term B4 (1-Month CME Term SOFR + 1.750%)[2]	04/16/25	7.180	9,084,968
7,504,534	SS&C Technologies Holdings, Inc. Term B5 (1-Month CME Term SOFR + 1.750%)[2]	04/16/25	7.180	7,502,958
15,352,941	UGI Corp. Term A2 (1-Month CME Term SOFR + 2.250%)[2]	05/05/25	7.668	15,334,518
17,138,581	UGI Energy Services LLC (1-Month CME Term SOFR + 3.250%)[2]	02/22/30	8.666	17,218,961
30,368,183	Vistra Operations Co. LLC (fka Tex Operations Co. LLC) (1-Month CME Term SOFR + 2.000%)[2]	12/20/30	7.316	30,381,849
3,250,000	Vontier Corp. (1-Month CME Term SOFR + 1.125%)[2]	10/28/24	6.555	3,246,100
55,552,419	Wynn Resorts, Ltd. Term A (1-Month CME Term SOFR + 1.750%)[2,4]	09/20/24	7.166	55,380,207
	Total Loan Participations and Assignments (Cost $861,255,454)			856,241,515

	MUNICIPAL BONDS (0.4%)
31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.764	30,297,301
	Total Municipal Bonds (Cost $31,000,000)			30,297,301

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.3%)
3,622,013	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	3,551,750
1,314,832	RESIMAC Premier 2020-1A (1-Month CME Term SOFR + 1.164%)[1,2]	02/07/52	6.486	1,314,837
3,532,291	RESIMAC Premier 2021-1A (1-Month CME Term SOFR + 0.814%)[1,2]	07/10/52	6.132	3,526,969
6,199,039	RMF Buyout Issuance Trust 2021-HB1[1,2,3]	11/25/31	1.259	6,034,332
5,974,691	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	5,059,746
	Total Residential Mortgage Backed Securities (Cost $20,599,964)			19,487,634

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	15

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.9%)
$25,000,000	Federal Home Loan Bank Discount Notes[6]	05/01/24	0.000%	$25,000,000
40,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	37,804,677
11,959	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.792%)[2]	04/01/36	4.733	11,890
11,887	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month RFUCCT + 1.740%)[2]	12/01/36	5.865	11,739
9,809	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.745%)[2]	01/01/37	5.995	9,787
2,266,029	Federal National Mortgage Association (FNMA)	07/01/35	5.000	2,212,714
137,237	Federal National Mortgage Association (FNMA)	11/01/35	5.500	136,636
17,478	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.938%)[2]	07/01/36	6.188	18,060
27,153	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.720%)[2]	09/01/36	5.970	27,292
20,844	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.728%)[2]	01/01/37	6.073	20,874
134,806	Federal National Mortgage Association (FNMA)	08/01/37	5.500	134,216
1,596,767	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,587,442
654,380	Federal National Mortgage Association (FNMA)	06/01/40	6.500	675,347
3,037	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	3.625	2,972
	Total U.S. Government Agency Obligations (Cost $70,574,628)			67,653,646

	U.S. TREASURY BILLS (14.1%)
2,700,000	U.S. Treasury Bill[6]	05/07/24	0.000	2,697,626
115,500,000	U.S. Treasury Bill[6]	05/09/24	0.000	115,365,373
3,750,000	U.S. Treasury Bill[6]	05/14/24	0.000	3,742,854
120,750,000	U.S. Treasury Bill[6]	05/16/24	0.000	120,487,204
112,750,000	U.S. Treasury Bill[6]	05/30/24	0.000	112,275,535
116,150,000	U.S. Treasury Bill[6]	06/04/24	0.000	115,572,398
108,250,000	U.S. Treasury Bill[6]	06/06/24	0.000	107,684,300
107,800,000	U.S. Treasury Bill[6]	06/13/24	0.000	107,124,810
127,450,000	U.S. Treasury Bill[6]	07/05/24	0.000	126,238,429
107,750,000	U.S. Treasury Bill[6]	07/16/24	0.000	106,556,908
100,000,000	U.S. Treasury Bill[6]	08/20/24	0.000	98,380,531
4,400,000	U.S. Treasury Bill[6,7]	10/10/24	0.000	4,297,463
	Total U.S. Treasury Bills (Cost $1,020,452,362)			1,020,423,431

The accompanying notes are an integral part of these financial statements.

16

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BONDS AND NOTES (0.2%)
$11,600,000	U.S. Treasury Note	01/31/26	4.250%	$11,436,422
3,250,000	U.S. Treasury Note	01/31/28	3.500	3,103,877
	Total U.S. Treasury Bonds and Notes (Cost $14,698,334)			14,540,299

TOTAL INVESTMENTS (Cost $7,291,501,427)[8]			99.2%	$7,163,026,688
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.8%	57,653,833
NET ASSETS			100.0%	$7,220,680,521

____________

1  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2024 was $3,473,610,724 or 48.1% of net assets.

2   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2024 coupon or interest rate.

3  This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.

4  Security that used significant unobservable inputs to determine fair value.

5  Security is perpetual in nature and has no stated maturity date.

6  Security issued with zero coupon. Income is recognized through accretion of discount.

7  All or a portion of this security is held at the broker as collateral for open futures contracts.

8  The aggregate cost of investments and derivatives for federal income tax purposes is $7,291,501,427, the aggregate gross unrealized appreciation is $21,728,680 and the aggregate gross unrealized depreciation is $144,820,115, resulting in net unrealized depreciation of $123,091,435.

Abbreviations:

CME	−	Chicago Mercantile Exchange.
CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
RFUCCT	−	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	−	Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	17

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at April 30, 2024:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	521	June 2024	$106,613,695	$105,583,906	$1,029,789
U.S. Treasury 5-Year Notes	2,229	June 2024	237,823,852	233,470,337	4,353,515
					$5,383,304

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market

The accompanying notes are an integral part of these financial statements.

18

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	19

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2024
Asset Backed Securities	$—	$1,575,060,899	$8,887,832	$1,583,948,731
Commercial Mortgage Backed Securities	—	430,859,580	—	430,859,580
Corporate Bonds	—	3,139,574,551	—	3,139,574,551
Loan Participations and Assignments	—	706,816,308	149,425,207	856,241,515
Municipal Bonds	—	30,297,301	—	30,297,301
Residential Mortgage Backed Securities	—	19,487,634	—	19,487,634
U.S. Government Agency Obligations	—	67,653,646	—	67,653,646
U.S. Treasury Bills	—	1,020,423,431	—	1,020,423,431
U.S. Treasury Bonds and Notes	—	14,540,299	—	14,540,299
Total Investments, at value	$—	$7,004,713,649	$158,313,039	$7,163,026,688
Other Financial Instruments, at value
Financial Futures Contracts	$5,383,304	$—	$—	$5,383,304
Other Financial Instruments, at value	$5,383,304	$—	$—	$5,383,304

The accompanying notes are an integral part of these financial statements.

20

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2024:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2023	$9,289,141	$48,865,000	$58,154,141
Purchases	—	94,001,875	94,001,875
Sales/Paydowns	(839,183)	(50,472,920)	(51,312,103)
Realized gains/(losses)	—	(834,004)	(834,004)
Change in unrealized appreciation/(depreciation)	437,874	1,631,705	2,069,579
Amortization	—	378,118	378,118
Transfers from Level 3	—	—	—
Transfers to Level 3	—	55,855,433	55,855,433
Balance as of April 30, 2024	$8,887,832	$149,425,207	$158,313,039

Fund investments classified as Level 3 were either single broker quoted or fair valued using a market approach or an income approach with valuation inputs such as a discounted cash flow model or market price information adjusted for changes in an appropriate index. As of April 30, 2024, $58,157,832 of value of the Level 3 assets in the Fund was based on a single quote from a broker.

The accompanying notes are an integral part of these financial statements.

F i n a n c i a l S t a t e m e n t s A p r i l 3 0, 2 0 2 4	21

BBH LIMITED DURATION FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2024 (unaudited)
ASSETS:
Investments in securities, at value (Cost $7,291,501,427)	$7,163,026,688
Cash	392,205
Receivables for:
Interest	37,438,980
Investments sold	21,674,876
Shares sold	3,265,616
Futures variation margin on open contracts	930,171
Interest from Custodian	18,065
Prepaid expenses	59,386
Total Assets	7,226,805,987
LIABILITIES:
Payables for:
Shares redeemed	3,436,880
Net investment advisory and administrative fees	1,481,572
Dividends declared	695,702
Custody and fund accounting fees	317,929
Shareholder servicing fees	74,278
Professional fees	57,139
Transfer agent fees	12,524
Board of Trustees' fees	579
Accrued expenses and other liabilities	48,863
Total Liabilities	6,125,466
NET ASSETS	$7,220,680,521

Net Assets Consist of:
Paid-in capital	$7,356,418,551
Accumulated deficit	(135,738,030)
Net Assets	$7,220,680,521

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($454,753,308 ÷ 44,157,219 shares outstanding)	$10.30
CLASS I SHARES
($6,765,927,213 ÷ 657,323,877 shares outstanding)	$10.29

The accompanying notes are an integral part of these financial statements.

22

BBH LIMITED DURATION FUND
STATEMENT OF OPERATIONS For the six months ended April 30, 2024 (unaudited)
NET INVESTMENT INCOME:
Income:
Interest income	$182,622,843
Interest income from Custodian	127,553
Other income	2,992,386
Total Income	185,742,782

Expenses:
Investment advisory and administrative fees	9,210,713
Shareholder servicing fees	443,037
Custody and fund accounting fees	290,042
Board of Trustees' fees	77,876
Professional fees	53,166
Transfer agent fees	38,017
Miscellaneous expenses	277,002
Total Expenses	10,389,853
Investment advisory and administrative fee waiver	(314,248)
Net Expenses	10,075,605
Net Investment Income	175,667,177

NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(8,623,348)
Net realized gain on futures contracts	922,398
Net realized loss on investments in securities and futures contracts	(7,700,950)
Net change in unrealized appreciation/(depreciation) on investments in securities	140,585,905
Net change in unrealized appreciation/(depreciation) on futures contracts	313,305
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	140,899,210
Net Realized and Unrealized Gain	133,198,260
Net Increase in Net Assets Resulting from Operations	$308,865,437

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	23

BBH LIMITED DURATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2024 (unaudited)	For the year ended October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$175,667,177	$312,631,297
Net realized gain/(loss) on investments in securities and futures contracts	(7,700,950)	20,192,220
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	140,899,210	138,827,140
Net increase in net assets resulting from operations	308,865,437	471,650,657

Dividends and distributions declared:
Class N	(10,879,225)	(18,843,572)
Class I	(167,610,502)	(293,175,046)
Total dividends and distributions declared	(178,489,727)	(312,018,618)

Share transactions:
Proceeds from sales of shares[1]	1,139,373,779	2,363,986,624
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	46,764,847	79,989,422
Cost of shares redeemed[1]	(1,223,326,048)	(3,715,647,694)
Net decrease in net assets resulting from share transactions	(37,187,422)	(1,271,671,648)
Total increase/(decrease) in net assets	93,188,288	(1,112,039,609)

NET ASSETS:
Beginning of period/year	7,127,492,233	8,239,531,842
End of period/year	$7,220,680,521	$7,127,492,233

____________

1       Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

24

BBH LIMITED DURATION FUND
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class N share outstanding throughout each period/year.
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$10.11	$9.91	$10.32	$10.23	$10.26	$10.15
Income from investment operations:
Net investment income[1]	0.25	0.41	0.19	0.15	0.24	0.30
Net realized and unrealized gain/(loss)	0.19	0.20	(0.41)	0.09	(0.03)	0.11
Total income/(loss) from investment operations	0.44	0.61	(0.22)	0.24	0.21	0.41
Dividends and distributions to shareholders:
From net investment income	(0.25)	(0.41)	(0.19)	(0.15)	(0.24)	(0.30)
From net realized gains	(0.00)[2]	—	—	—	—	—
Total dividends and distributions to shareholders	(0.25)	(0.41)	(0.19)	(0.15)	(0.24)	(0.30)
Net asset value, end of period/year	$10.30	$10.11	$9.91	$10.32	$10.23	$10.26
Total return[3]	4.39%[4]	6.24%	(2.12)%	2.38%	2.06%	4.14%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$455	$440	$490	$656	$461	$371
Ratio of expenses to average net assets before reductions	0.49%[5]	0.49%	0.49%	0.49%	0.49%	0.51%
Fee waiver[6]	(0.14)%[5]	(0.14)%	(0.14)%	(0.14)%	(0.14)%	(0.16)%
Expense offset arrangement	—%	—%	—%	—%	—%	(0.00)%[7]
Ratio of expenses to average net assets after reductions	0.35%[5]	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.83%[5]	4.06%	1.87%	1.48%	2.32%	2.98%
Portfolio turnover rate	16%[4]	22%	46%	34%	51%	53%

____________

1         Calculated using average shares outstanding for the period/year.

2         Less than $0.01.

3         Assumes the reinvestment of distributions.

4         Not annualized.

5         Annualized.

6    The ratio of expenses to average net assets for the six months ended April 30, 2024, the years ended October 31, 2023, 2022, 2021, 2020 and 2019, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.35%. The agreement is effective through March 1, 2025 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019 the waived fees were $314,248, $665,947, $797,646, $746,522, $595,975 and $538,703, respectively.

7         Less than 0.01%.
The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	25

BBH LIMITED DURATION FUND
FINANCIAL HIGHLIGHTS (continued) Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$10.11	$9.90	$10.32	$10.23	$10.25	$10.15
Income from investment operations:
Net investment income[1]	0.25	0.41	0.19	0.16	0.24	0.31
Net realized and unrealized gain/(loss)	0.18	0.22	(0.41)	0.09	(0.02)	0.10
Total income/(loss) from investment operations	0.43	0.63	(0.22)	0.25	0.22	0.41
Dividends and distributions to shareholders:
From net investment income	(0.25)	(0.42)	(0.20)	(0.16)	(0.24)	(0.31)
From net realized gains	(0.00)[2]	—	—	—	—	—
Total dividends and distributions to shareholders	(0.25)	(0.42)	(0.20)	(0.16)	(0.24)	(0.31)
Net asset value, end of period/year	$10.29	$10.11	$9.90	$10.32	$10.23	$10.25
Total return[3]	4.33%[4]	6.43%	(2.14)%	2.46%	2.24%	4.12%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$6,766	$6,688	$7,749	$11,442	$7,610	$6,769
Ratio of expenses to average net assets before reductions	0.28%[5]	0.28%	0.27%	0.27%	0.27%	0.28%
Expense offset arrangement	—%	—%	—%	—%	—%	(0.00)%[6]
Ratio of expenses to average net assets after reductions	0.28%[5]	0.28%	0.27%	0.27%	0.27%	0.28%
Ratio of net investment income to average net assets	4.90%[5]	4.13%	1.92%	1.55%	2.40%	3.04%
Portfolio turnover rate	16%[4]	22%	46%	34%	51%	53%

____________

1         Calculated using average shares outstanding for the period/year.

2         Less than $0.01.

3         Assumes the reinvestment of distributions.

4         Not annualized.

5         Annualized.

6         Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

26

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS April 30, 2024 (unaudited)

1.  Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2024, there were eight series of the Trust. The Fund commenced operation on December 22, 2000 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide maximum total return, consistent with preservation of capital and prudent investment management.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	27

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2024, are listed in the Portfolio of Investments.

28

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

For the six months ended April 30, 2024, the average monthly notional amount of open futures contracts was $378,999,917. The range of monthly notional amounts was $344,437,548 to $425,130,157.

Fair Values of Derivative Instruments as of April 30, 2024

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

Risk	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/(depreciation) on futures contracts	$5,383,304	*	Net unrealized appreciation/(depreciation) on futures contracts	$—

Total		$5,383,304			$—

––––––––––––––––––––––––––

*   Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations
Interest Rate Risk
Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$922,398

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$313,305

E. Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation D of the 1933 Act (”Private Placement Securities”). A Private Placement Security may be considered illiquid and therefore, under the U.S. Securities and Exchange Commission (“SEC”) Regulations for open-end investment companies, subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Private Placement Securities and all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	29

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

F.   Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year Secured Overnight Financing Rate (“SOFR”).

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2023, nor were there any increases or decreases in

30

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $10,879,225 and $167,610,502 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2024.

The tax character of distributions paid during the years ended October 31, 2023 and 2022, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2023:	$ 312,018,618	$ —	$ 312,018,618	$ —	$ 312,018,618
2022:	199,931,830	—	199,931,830	—	199,931,830

As of October 31, 2023 and 2022, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2023:	$3,809,972	$ —	$—	$(5,933,067)	$(263,990,645)	$(266,113,740)
2022:	144,719	—	(1,015,984)	(21,960,797)	(402,817,785)	(425,649,847)

The Fund did not have a net capital loss carryforward at October 31, 2023.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	31

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1 billion of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1 billion. For the six months ended April 30, 2024, the Fund incurred $9,210,713 for services under the Agreement.

B. Investment Advisory and Administrative Fee Waivers. Effective June 14, 2018 the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses for the Fund’s Class N shares in order to limit total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class N to 0.35%. The agreement will terminate on March 1, 2025 unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2024, the Investment Adviser waived fees in the amount of $314,248 for Class N.

C. Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2024, Class N shares of the Fund incurred $443,037 in shareholder servicing fees.

D. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee

32

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2024, the Fund incurred $290,042 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2024 was $127,553. This amount is included in “Interest income from Custodian” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2024. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

E. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2024, the Fund incurred $77,876 in independent Trustee compensation and expense reimbursements.

F. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4. Investment Transactions. For the six months ended April 30, 2024, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,037,288,678 and $1,743,334,161, respectively.

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	33

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)
	For the six months ended April 30, 2024 (unaudited)		For the year ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	8,090,568	$83,028,603	16,648,681	$167,017,042
Shares issued in connection with reinvestments of dividends	1,025,695	10,538,223	1,811,474	18,214,422
Shares redeemed	(8,429,644)	(86,461,791)	(24,481,906)	(245,721,231)
Net increase/(decrease)	686,619	$7,105,035	(6,021,751)	$(60,489,767)

Class I
Shares sold	102,945,564	$1,056,345,176	218,901,381	$2,196,969,582
Shares issued in connection with reinvestments of dividends	3,527,052	36,226,624	6,146,307	61,775,000
Shares redeemed	(110,869,845)	(1,136,864,257)	(345,987,715)	(3,469,926,463)
Net decrease	(4,397,229)	$(44,292,457)	(120,940,027)	$(1,211,181,881)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2024 and the year ended October 31, 2023. Specifically:

During the six months ended April 30, 2024, 753,996 shares of Class N were exchanged for 754,652 shares of Class I valued at $7,769,629 and 12,560 shares of Class I were exchanged for 12,548 shares of Class N valued at $129,464.

During the year ended October 31, 2023, 489,572 shares of Class N were exchanged for 489,939 shares of Class I valued at $4,904,794 and 143,112 shares of Class I were exchanged for 142,972 shares of Class N valued at $1,438,063.

6. Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid securities risk), or certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment

34

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

risk). The Fund may invest in securities of other investment companies, consisting of ETFs and money market funds. When purchasing shares of other investment companies, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The Fund is subject to the risks associated with the investment company’s investments (investment company risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund may use of derivatives that could create risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. The Fund invests in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations and assignments, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S, Regulation D and Rule 144A which have not been registered with SEC. These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). The United Kingdom’s Financial Conduct

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	35

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates were phased out by the end of 2021, some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR transition risk). The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security and are subject to variety of risks, including investment risk, market risk, issuer risk and interest rate risk (convertible securities risk). The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities are subject to issuer specific and market risks applicable generally to equity securities (preferred securities risk). The Fund may also invest in notes issued by Business Development Companies (“BDCs”). These notes are subject to risks similar to those of other issuers and those of investment companies (business development company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7. Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2024 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

36

BBH LIMITED DURATION FUND
DISCLOSURE OF FUND EXPENSES April 30, 2024 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023 to April 30, 2024).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	37

BBH LIMITED DURATION FUND
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2024 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period November 1, 2023 to April 30, 2024[1]
Class N
Actual	$1,000	$1,044	$1.78
Hypothetical[2]	$1,000	$1,023	$1.76
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period November 1, 2023 to April 30, 2024[1]
Class I
Actual	$1,000	$1,043	$1.42
Hypothetical[2]	$1,000	$1,023	$1.41

____________

1   Expenses are equal to the Fund’s annualized net expense ratio of 0.35% and 0.28% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

38

BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION April 30, 2024 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2023 and an in-person meeting on December 12, 2023, in reliance on the Exemptive Relief, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 12, 2023 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements.

The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	39

BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure.

The Board received and considered information during the December 12, 2023 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 16, 2023 and December 12, 2023 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to

40

BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer category, noting the Fund’s above average performance in the 1-, 2-, 3-, 4-, 5- and 10-year periods, ended September 30, 2023. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s historic investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund’s Class N shares and considered the actual fee rates after taking into account the contractual fee waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund compared exceedingly well to the selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2022 through September 30, 2023, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	41

BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

42

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST April 30, 2024 (unaudited)

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	43

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the

44

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	45

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

46

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	47

BBH LIMITED DURATION FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2024 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for each Fund’s liquidity risk management program (the “Program”). The Board met on March 6, 2024 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2023 through January 31, 2024 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Funds classified each of their investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of each Fund’s investments based on criteria in each Fund’s Program. During the Reporting Period, no Fund held more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to any of the Funds as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably

48

BBH LIMITED DURATION FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2024 (unaudited)

anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	49

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2024

BBH Income Fund

BBH INCOME FUND
PORTFOLIO ALLOCATION April 30, 2024 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$200,956,904	20.1%
Commercial Mortgage Backed Securities	65,024,937	6.5
Corporate Bonds	419,213,644	42.0
Loan Participations and Assignments	117,144,904	11.7
Municipal Bonds	1,086,280	0.1
Preferred Securities	25,651,914	2.6
Residential Mortgage Backed Securities	793,137	0.1
U.S. Government Agency Obligations	15,200,000	1.5
U.S. Treasury Bills	4,320,382	0.4
U.S. Treasury Bonds and Notes	158,697,253	15.9
Liabilities in Excess of Cash and Other Assets	(9,245,402)	(0.9)
NET ASSETS	$998,843,953	100.0%

All data as of April 30, 2024. The BBH Income Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (20.1%)
$4,054,399	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/20/30	3.199%	$3,916,675
2,261,310	ABPCI Direct Lending Fund ABS II LLC 2022-2A1	03/01/32	4.987	2,041,670
2,630,000	Adams Outdoor Advertising LP 2023-1[1]	07/15/53	6.967	2,684,627
3,250,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	3,191,616
1,480,000	Ares PBN Finance Co. LLC[1,2]	10/15/36	6.000	1,444,924
5,200,000	Avis Budget Rental Car Funding AESOP LLC 2023-4A1	06/20/29	5.490	5,147,848
1,044,380	BHG Securitization Trust 2022-A1	02/20/35	1.710	1,028,578
4,165,000	BHG Securitization Trust 2023-A1	04/17/36	6.350	4,103,702
4,860,000	Business Jet Securities LLC 2024-1A1	05/15/39	6.197	4,829,110
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,383,801
3,424,844	CARS-DB7 LP 2023-1A1	09/15/53	6.500	3,365,765
1,025,375	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	942,693
2,374,427	CF Hippolyta Issuer LLC 2022-1A1	08/15/62	5.970	2,315,613
8,990,000	Cogent Ipv4 LLC 2024-1A1	05/25/54	7.924	8,993,596
2,330,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	2,373,893
3,070,000	DataBank Issuer 2023-1A1	02/25/53	5.116	2,875,092
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,639,670
4,630,000	Dryden 115 CLO, Ltd. 2024-115A (3-Month CME Term SOFR + 2.000%)[1,3]	04/18/37	7.301	4,643,488
384,450	Elm Trust 2020-3A1	08/20/29	2.954	367,993
1,138,870	Elm Trust 2020-4A1	10/20/29	2.286	1,081,547
4,460,000	Flexential Issuer 2021-1A1	11/27/51	3.250	4,037,020
538,891	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000	508,174
3,340,000	Ford Credit Auto Owner Trust 2024-1[1]	08/15/36	4.870	3,268,364
39,434	FREED ABS Trust 2022-2CP1	05/18/29	4.490	39,393
1,094,193	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	1,006,794
1,033,259	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	948,165
3,684,898	Golub Capital Partners ABS Funding, Ltd. 2021-1A1	04/20/29	2.773	3,476,509
6,810,000	Hartwick Park CLO, Ltd. 2023-1A (3-Month CME Term SOFR + 2.250%)[1,3]	01/21/36	7.591	6,810,708
2,980,000	HPEFS Equipment Trust 2023-1A1	04/20/28	5.730	2,977,065
2,540,000	Lendmark Funding Trust 2023-1A1	05/20/33	5.590	2,526,695
448,264	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	406,789
4,340,000	Madison Park Funding LXVII, Ltd. 2024-67A (3-Month CME Term SOFR + 2.050%)[1,3]	04/25/37	7.340	4,323,236
3,060,000	Madison Park Funding XLVII, Ltd. 2020-47A (3-Month CME Term SOFR + 1.950%)[1,3]	04/19/37	7.277	3,048,952
344,971	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	340,572
1,840,000	MCF CLO 10, Ltd. 2023-1A (3-Month CME Term SOFR + 4.200%)[1,3]	04/15/35	9.529	1,846,195
1,065,620	Monroe Capital ABS Funding, Ltd. 2021-1A1	04/22/31	2.815	1,008,294
1,870,000	Monroe Capital ABS Funding II, Ltd. 2023-1A1	04/22/33	6.650	1,872,090

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	3

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$1,790,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150%	$1,564,945
2,465,000	Navistar Financial Dealer Note Master Owner Trust II 2023-1[1]	08/25/28	6.180	2,469,556
2,700,000	Neuberger Berman Loan Advisers CLO 40, Ltd. 2021-40A (3-Month CME Term SOFR + 1.322%)[1,3]	04/16/33	6.649	2,703,888
140,866	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate - 0.550%)[1,3]	02/25/44	7.950	139,846
66,821	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate + 0.750%)[1,3]	02/25/44	9.250	66,457
3,276,066	Newtek Small Business Loan Trust 2023-1 (U.S. Prime Rate - 0.500%)[1,3]	07/25/50	8.000	3,267,901
3,550,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	3,456,396
5,440,000	NextGear Floorplan Master Owner Trust 2023-1A1	03/15/28	5.740	5,448,349
1,660,000	NFAS2 LLC 2022-1[1]	09/15/28	6.860	1,634,300
3,960,000	Niagara Park CLO, Ltd. 2019-1A (3-Month CME Term SOFR + 1.262%)[1,3]	07/17/32	6.579	3,958,812
4,500,000	Octagon 71, Ltd. 2024-1A (3-Month CME Term SOFR + 2.050%)[1,3]	04/18/37	7.341	4,509,557
2,180,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	2,174,790
2,930,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	2,853,541
6,610,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	6.170	6,649,053
5,630,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	5,306,478
649,133	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	639,234
2,320,000	PennantPark CLO VII LLC 2023-7A (3-Month CME Term SOFR + 4.050%)[1,3]	07/20/35	9.375	2,350,614
305,287	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,3]	12/27/44	8.000	305,498
5,150,000	Regional Management Issuance Trust 2022-1[1]	03/15/32	3.070	4,928,355
779,836	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	771,906
5,240,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	4,962,409
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,064,149
1,795,000	Sabey Data Center Issuer LLC 2023-1[1]	04/20/48	6.250	1,787,807
2,240,000	Santander Drive Auto Receivables Trust 2023-5	02/18/31	6.430	2,281,601
6,250,000	Sotheby’s Artfi Master Trust 2024-1A1	12/22/31	6.430	6,246,463
2,310,000	Southwick Park CLO LLC 2019-4A (3-Month CME Term SOFR + 1.322%)[1,3]	07/20/32	6.646	2,310,020
1,150,000	Stack Infrastructure Issuer LLC 2023-1A1	03/25/48	5.900	1,130,962
3,520,000	Stack Infrastructure Issuer LLC 2023-3A1	10/25/48	5.900	3,470,663
123,833	SWC Funding LLC 2018-1A1	08/15/33	4.750	123,671
1,137,974	Textainer Marine Containers VII, Ltd. 2020-1A1	08/21/45	2.730	1,056,744
4,388,843	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	4,017,240
2,620,000	TierPoint Issuer LLC 2023-1A1	06/25/53	6.000	2,515,400
The accompanying notes are an integral part of these financial statements.

4

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$3,350,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316%	$3,321,891
4,916,356	VC 3 LS LP 2021-B1,2	10/15/41	4.750	3,955,208
1,574,115	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	1,483,561
4,830,000	Westlake Automobile Receivables Trust 2023-2A1	03/15/28	6.290	4,850,086
2,253,500	Willis Engine Structured Trust VII 2023-A1	10/15/48	8.000	2,362,637
	Total Asset Backed Securities (Cost $204,684,757)			200,956,904

	COMMERCIAL MORTGAGE BACKED SECURITIES (6.5%)
1,390,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 2.697%)[1,3]	04/15/37	8.018	1,386,525
4,740,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 3.889%)[1,3]	06/15/27	9.209	4,763,700
1,106,902	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,3]	02/15/38	6.331	1,061,770
1,250,000	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 2.664%)[1,3]	11/15/37	7.981	1,060,432
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,3]	11/15/31	8.142	547,927
144,567	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,2,3]	11/15/31	9.436	104,290
1,361,180	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.864%)[1,2,3]	11/15/31	10.186	645,199
2,870,000	Citigroup Commercial Mortgage Trust 2023-PRM3[1,3,4]	07/10/28	6.360	2,861,683
4,590,000	Commercial Mortgage Pass Through Certificate[1]	07/12/28	7.121	4,708,292
2,460,000	DC Commercial Mortgage Trust 2023-DC1	09/12/40	6.804	2,477,384
7,330,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.750%)[1,3]	03/15/34	7.071	7,316,256
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1,2,5]	12/25/30	0.000	3,750,336
26,240,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1]	12/25/30	0.100	122,040
126,956,393	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1]	01/01/50	0.100	572,789
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates K753[3,4]	12/25/30	5.208	1,933,909
4,220,000	FREMF Mortgage Trust 2024-K516[1,2,3,4]	01/25/29	6.122	3,577,716
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.447	814,421
3,150,000	INTOWN Mortgage Trust 2022-STAY (1-Month CME Term SOFR + 4.134%)[1,3]	08/15/39	9.455	3,166,734
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	4.013	176,685

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	5

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$5,240,000	MED Commercial Mortgage Trust 2024-MOB (1-Month CME Term SOFR + 1.592%)[1,3]	05/15/41	6.902%	$5,226,898
2,326,739	Morgan Stanley Capital I Trust 2019-BPR (1-Month CME Term SOFR + 1.992%)[1,3]	05/15/36	7.320	2,321,777
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,3]	03/15/39	7.226	5,753,788
1,058,537	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,019,174
2,635,877	Ready Capital Mortgage Financing LLC 2021-FL7 (1-Month CME Term SOFR + 1.314%)[1,3]	11/25/36	6.631	2,623,146
2,700,000	SCOTT Trust 2023-SFS[1]	03/15/40	5.910	2,671,618
2,270,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 2.650%)[1,3]	02/15/39	7.971	2,202,545
1,310,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 3.500%)[1,3]	02/15/39	8.821	1,268,816
890,000	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.714%)[1,3]	07/15/38	7.035	880,155
9,507	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	8,932
	Total Commercial Mortgage Backed Securities (Cost $66,741,973)			65,024,937

	CORPORATE BONDS (42.0%)
	AEROSPACE/DEFENSE (0.4%)
2,220,000	BAE Systems, Plc.[1]	04/15/30	3.400	1,974,323
1,708,000	Spirit AeroSystems, Inc.[1]	11/30/29	9.375	1,847,238
				3,821,561
	AGRICULTURE (0.2%)
1,890,000	Cargill, Inc.[1]	10/11/32	5.125	1,846,302

	AIRLINES (0.5%)
4,955,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.[1]	01/20/26	5.750	4,647,242

	BANKS (9.0%)
2,790,000	ASB Bank, Ltd. (5-Year CMT Index + 2.250%)[1,3]	06/17/32	5.284	2,722,761
4,600,000	Banco Santander S.A. (1-Year CMT Index + 1.250%)[3]	03/14/28	5.552	4,543,544
1,635,000	Bank Leumi Le-Israel BM1	07/27/27	5.125	1,571,912
5,910,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[3,6]		4.375	5,420,162
3,035,000	Bank of New Zealand[1]	02/07/28	4.846	2,963,792
3,095,000	Bank of Nova Scotia	03/11/27	2.951	2,893,375
3,485,000	Canadian Imperial Bank of Commerce	10/03/28	5.986	3,545,012
2,665,000	Comerica Bank	07/27/25	4.000	2,579,944
2,920,000	Comerica Bank (SOFR + 2.610%)[3]	08/25/33	5.332	2,555,804
6,240,000	Fifth Third Bancorp (SOFR + 2.192%)[3]	10/27/28	6.361	6,290,396

The accompanying notes are an integral part of these financial statements.

6

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$165,000	Fifth Third Bancorp (SOFR + 2.127%)[3]	07/28/30	4.772%	$155,630
2,140,000	HSBC Holdings, Plc (SOFR + 3.350%)[3]	11/03/28	7.390	2,243,439
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%)[3]	06/04/31	2.848	961,340
3,285,000	HSBC Holdings, Plc (SOFR + 2.390%)[3]	03/09/34	6.254	3,355,177
6,256,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[3]	08/04/28	4.443	5,993,232
2,160,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.700%)[3]	03/06/29	5.871	2,163,427
2,025,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 3.750%)[3]	11/15/33	7.953	2,222,657
2,000,000	Morgan Stanley (SOFR + 1.610%)[3]	04/20/28	4.210	1,926,498
2,055,000	Morgan Stanley (SOFR + 2.560%)[3]	10/18/33	6.342	2,131,353
2,810,000	National Australia Bank, Ltd.[1]	01/12/33	6.429	2,882,200
2,445,000	NatWest Group, Plc (1-Year CMT Index + 2.850%)[3]	11/10/26	7.472	2,501,216
1,780,000	NatWest Group, Plc (1-Year CMT Index + 2.100%)[3]	03/02/34	6.016	1,780,508
2,360,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[3]	03/09/29	6.499	2,378,310
3,070,000	Skandinaviska Enskilda Banken AB1	03/05/29	5.375	3,017,596
1,620,000	Truist Financial Corp. (SOFR + 2.446%)[3]	10/30/29	7.161	1,696,263
4,445,000	Truist Financial Corp. (SOFR + 1.620%)[3]	01/24/30	5.435	4,354,210
1,525,000	UBS Group AG (1-Year CMT Index + 1.750%)[1,3]	05/12/28	4.751	1,476,159
4,025,000	UBS Group AG (1-Year CMT Index + 2.200%)[1,3]	01/12/34	5.959	3,994,979
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[3,6]		3.700	5,249,535
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	1,200,353
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,059,161
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[3]	03/02/33	3.350	2,549,365
				90,379,310
	BEVERAGES (0.3%)
3,170,000	Keurig Dr Pepper, Inc.	03/15/29	5.050	3,123,517

	DIVERSIFIED FINANCIAL SERVICES (4.4%)
4,365,000	Ally Financial, Inc. (SOFR + 2.820%)[3]	01/03/30	6.848	4,410,392
1,265,000	American Express Co.	03/04/27	2.550	1,170,284
1,250,000	American Express Co. (SOFR + 2.255%)[3]	05/26/33	4.989	1,182,448
2,685,000	Avolon Holdings Funding, Ltd.[1]	07/01/24	3.950	2,674,860
925,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	911,393
5,705,000	Bread Financial Holdings, Inc.[1]	03/15/29	9.750	5,932,869
2,338,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	2,250,535
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,218,263
1,630,000	Capital One Financial Corp. (SOFR + 3.070%)[3]	10/30/31	7.624	1,754,043
4,125,000	Credit Acceptance Corp.[1]	12/15/28	9.250	4,373,531
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,343,022
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1,2]	11/15/41	6.000	2,002,005

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	7

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	DIVERSIFIED FINANCIAL SERVICES (continued)
$7,300,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.[1]	02/01/27	6.375%	$6,849,812
4,620,000	Sculptor Alternative Solutions LLC[1,2]	05/15/37	6.000	3,867,864
2,655,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	2,485,818
				44,427,139
	ELECTRIC (2.9%)
1,840,000	Alabama Power Co.	03/15/32	3.050	1,566,646
4,160,000	Alexander Funding Trust II1	07/31/28	7.467	4,340,362
2,100,000	Duke Energy Florida LLC	11/15/52	5.950	2,113,847
1,880,000	Duke Energy Ohio, Inc.	04/01/53	5.650	1,801,304
5,065,000	Edison International (5-Year CMT Index + 4.698%)3,[6]		5.375	4,852,244
3,375,000	Florida Power & Light Co.	05/15/33	4.800	3,213,629
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	1,871,236
2,120,000	Nevada Power Co.	05/01/53	5.900	2,078,473
3,500,000	Oncor Electric Delivery Co. LLC	05/15/28	4.300	3,370,632
3,455,000	Vistra Operations Co. LLC[1]	10/15/33	6.950	3,600,148
				28,808,521
	ENERGY-ALTERNATE SOURCES (0.4%)
4,500,000	NextEra Energy Partners LP1	06/15/26	2.500	4,043,093

	FOOD (0.8%)
4,765,000	Nestle Capital Corp.[1]	03/12/31	4.750	4,625,453
2,985,000	Tyson Foods, Inc.	03/15/34	5.700	2,928,183
				7,553,636
	HEALTHCARE-SERVICES (0.7%)
3,260,000	Providence St Joseph Health Obligated Group	10/01/33	5.403	3,199,204
4,210,000	Roche Holdings, Inc.[1]	03/08/31	4.909	4,115,917
				7,315,121
	INSURANCE (9.4%)
4,175,000	Aegon, Ltd. (6-Month USD-LIBOR + 3.540%)[3]	04/11/48	5.500	4,008,212
2,940,000	American Coastal Insurance Corp.	12/15/27	7.250	2,697,450
2,880,000	Ascot Group, Ltd.[1]	12/15/30	4.250	2,336,793
2,035,000	Athene Global Funding[1]	06/29/25	2.550	1,953,503
2,790,000	Athene Holding, Ltd.	02/01/33	6.650	2,882,857
5,715,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[3]	01/15/40	4.900	5,121,988
2,920,000	Corebridge Financial, Inc. (5-Year CMT Index + 3.846%)[3]	12/15/52	6.875	2,890,658
3,175,000	Corebridge Global Funding[1]	09/19/28	5.900	3,192,323
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,237,448
1,600,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[3]	09/01/40	5.750	1,556,127
4,100,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[3]	01/15/42	5.500	3,867,387
5,540,000	F&G Annuities & Life, Inc.	01/13/28	7.400	5,693,521

The accompanying notes are an integral part of these financial statements.

8

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%)[1,3]	04/01/41	6.625%	$4,717,350
3,128,000	First American Financial Corp.	08/15/31	2.400	2,417,686
3,485,000	Global Atlantic Finance Co.[1]	06/15/33	7.950	3,771,338
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,534,256
2,280,000	Metropolitan Life Global Funding I1	03/28/33	5.150	2,208,488
1,580,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (5-Year CMT Index + 3.982%)[1,3]	05/23/42	5.875	1,566,175
5,090,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	5,053,756
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	3,354,764
4,365,000	Protective Life Global Funding[1]	01/12/27	4.992	4,308,807
5,720,000	RenaissanceRe Holdings, Ltd.	06/05/33	5.750	5,575,654
3,460,000	RGA Global Funding[1]	01/11/31	5.500	3,403,959
3,735,000	SiriusPoint, Ltd.	04/05/29	7.000	3,725,846
3,125,000	Stewart Information Services Corp.	11/15/31	3.600	2,544,477
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,3]	04/02/49	5.000	4,624,725
6,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	5,868,440
				94,113,988
	INVESTMENT COMPANIES (4.4%)
317,000	Blue Owl Capital Corp. II1	11/26/24	4.625	314,005
2,560,000	Blue Owl Technology Finance Corp.[1]	06/30/25	6.750	2,534,929
2,490,000	Capital Southwest Corp.	01/31/26	4.500	2,363,633
1,635,000	CION Investment Corp.	02/11/26	4.500	1,554,861
5,725,000	Fairfax India Holdings Corp.[1]	02/26/28	5.000	5,173,768
2,930,000	Franklin BSP Lending Corp.[1]	12/15/24	4.850	2,893,727
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,346,654
3,450,000	FS KKR Capital Corp.[1]	02/14/25	4.250	3,397,456
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,248,450
1,965,000	Main Street Capital Corp.	05/01/24	5.200	1,965,000
2,960,000	MidCap Financial Investment Corp.	07/16/26	4.500	2,748,424
3,185,000	Morgan Stanley Direct Lending Fund	02/11/27	4.500	3,064,961
2,095,000	OFS Capital Corp.	02/10/26	4.750	1,909,247
2,535,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	2,369,904
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	2,887,737
3,050,000	Silver Point Specialty Credit Fund, L.P1,2	11/04/26	4.000	2,701,995
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,637,452
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	2,849,467
				43,961,670
The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	9

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	MACHINERY-DIVERSIFIED (0.9%)
$2,275,000	CNH Industrial Capital LLC	04/10/28	4.550%	$2,189,942
2,450,000	CNH Industrial Capital LLC	01/12/29	5.500	2,441,603
4,710,000	John Deere Capital Corp.	03/07/31	4.900	4,602,012
				9,233,557
	MEDIA (0.5%)
5,110,000	CCO Holdings LLC / CCO Holdings Capital Corp.[1]	03/01/31	7.375	4,849,060

	MINING (0.3%)
2,485,000	Glencore Funding LLC[1]	10/06/28	6.125	2,516,397

	OIL & GAS (0.5%)
4,480,000	Sunoco LP1	05/01/29	7.000	4,549,827

	PACKAGING & CONTAINERS (0.1%)
1,465,000	AptarGroup, Inc.	03/15/32	3.600	1,255,304

	PHARMACEUTICALS (0.7%)
730,000	Bausch Health Cos., Inc.[1]	06/01/28	4.875	471,565
3,885,000	Bristol-Myers Squibb Co.	02/01/31	5.750	3,971,513
2,945,000	Pfizer Investment Enterprises Pte, Ltd.	05/19/30	4.650	2,847,883
				7,290,961
	PIPELINES (0.8%)
4,045,000	Energy Transfer LP (3-Month CME Term SOFR + 4.290%)[3,6]		9.597	4,045,377
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,436,658
1,150,000	Northriver Midstream Finance LP1	02/15/26	5.625	1,125,735
				7,607,770
	PRIVATE EQUITY (0.6%)
2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,3]	01/14/50	4.950	2,002,621
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	1,919,249
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	1,908,302
				5,830,172
	REAL ESTATE INVESTMENT TRUSTS (2.9%)
3,340,000	American Tower Trust #1[1]	03/15/28	5.490	3,325,065
4,140,000	Arbor Realty SR, Inc.[1]	10/15/27	8.500	3,975,205
3,765,000	Blackstone Mortgage Trust, Inc.[1]	01/15/27	3.750	3,372,980
5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	4,770,790
2,955,000	Federal Realty OP LP	05/01/28	5.375	2,921,379
2,750,000	Rexford Industrial Realty LP	06/15/28	5.000	2,683,438

The accompanying notes are an integral part of these financial statements.

10

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	REAL ESTATE INVESTMENT TRUSTS (continued)
$2,000,000	SBA Tower Trust[1]	01/15/28	6.599%	$2,030,054
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,354,073
1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	1,876,111
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%)[1,3]	09/24/80	5.125	1,226,471
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	1,912,403
				29,447,969
	RETAIL (0.6%)
3,238,000	Macy’s Retail Holdings LLC[1]	03/15/30	5.875	3,086,433
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,079,155
				6,165,588
	SEMICONDUCTORS (0.6%)
5,575,000	ams-OSRAM AG1	03/30/29	12.250	5,578,512

	TELECOMMUNICATIONS (0.1%)
875,000	Connect Finco S.a r.l. / Connect US Finco LLC[1]	10/01/26	6.750	847,427
	Total Corporate Bonds (Cost $432,892,281)			419,213,644

	LOAN PARTICIPATIONS AND ASSIGNMENTS (11.7%)
4,088,000	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 4.750%)[3]	04/20/28	10.336	4,247,677
3,274,642	AHP Health Partners, Inc. (1-Month CME Term SOFR + 3.500%)[3]	08/24/28	8.930	3,280,111
2,196,675	AL NGPL Holdings LLC (3-Month CME Term SOFR + 3.250%)[3]	04/13/28	8.556	2,201,069
2,980,311	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[3]	02/10/27	10.959	2,653,728
2,273,363	Allspring Buyer LLC (3-Month CME Term SOFR + 3.250%)[3]	11/01/28	8.824	2,265,133
940,675	Allspring Buyer LLC (3-Month CME Term SOFR + 4.000%)[3]	11/01/28	9.313	940,346
2,050,000	American Airlines, Inc. (6-Month CME Term SOFR + 3.500%)[3]	06/04/29	8.775	2,055,986
2,399,926	Athenahealth Group, Inc. (1-Month CME Term SOFR + 3.250%)[3]	02/15/29	8.566	2,393,926
1,174,849	Avolon TLB Borrower 1 (US) LLC Term B6 (1-Month CME Term SOFR + 2.000%)[3]	06/22/28	7.315	1,176,929
1,779,206	Axalta Coating Systems Dutch Holding B BV Term B6 (3-Month CME Term SOFR + 2.000%)[3]	12/20/29	7.330	1,783,654
2,171,750	Bausch Health Companies, Inc. (1-Month CME Term SOFR + 5.250%)[3]	02/01/27	10.668	1,817,755

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	11

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$2,752,672	BCP Renaissance Parent LLC Term B4 (3-Month CME Term SOFR + 3.500%)[3]	10/31/28	8.829%	$2,762,306
890,589	Buckeye Partners LP Term B3 (1-Month CME Term SOFR + 2.000%)[3]	11/01/26	7.316	892,958
3,602,775	Central Parent LLC (3-Month CME Term SOFR + 4.000%)[3]	07/06/29	9.309	3,615,565
11,453,401	Connect Finco S.a.r.l. (1-Month CME Term SOFR + 4.500%)[3]	09/27/29	9.816	11,095,482
2,707,408	Delos Aircraft Designated Activity Co. (3-Month CME Term SOFR + 2.000%)[3]	10/31/27	7.302	2,708,761
1,445,000	Delos Aircraft Designated Activity Co. Term B (3-Month CME Term SOFR + 1.750%)[3]	10/13/27	7.416	1,445,722
2,260,442	Eastern Power LLC (1-Month CME Term SOFR + 3.750%)[3]	10/02/25	9.180	2,255,084
2,293,243	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[3]	08/01/27	7.177	2,287,900
1,886,625	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month CME Term SOFR + 4.750%)[3]	08/18/28	10.314	1,890,549
881,326	GIP II Blue Holding, LP (1-Month CME Term SOFR + 3.750%)[3]	09/29/28	9.066	885,592
1,539,354	Global Medical Response, Inc. (1-Month CME Term SOFR + 4.250%)[3]	03/14/25	9.680	1,456,937
3,261,269	ILPEA Parent, Inc. (1-Month CME Term SOFR + 4.500%)[3]	06/22/28	9.930	3,244,962
3,880,275	INEOS Enterprises Holdings US Finco LLC Term B (3-Month CME Term SOFR + 3.750%)[3]	07/08/30	9.193	3,881,478
3,695,738	Iqvia, Inc. Term B4 (3-Month CME Term SOFR + 2.000%)[3]	01/02/31	7.309	3,710,225
4,182,183	Iridium Satellite LLC Term B3 (1-Month CME Term SOFR + 2.500%)[3]	09/20/30	7.816	4,183,479
2,513,333	Jazz Pharmaceuticals Plc. Term B1 (1-Month CME Term SOFR + 3.000%)[3]	05/05/28	8.430	2,527,483
4,575,303	LendingTree, Inc. Term B (1-Month CME Term SOFR + 3.750%)[3]	09/15/28	9.180	4,433,469
876,023	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 6.000%)[3]	06/01/28	11.316	740,240
3,625,913	Medallion Midland Acquisition, LP (3-Month CME Term SOFR + 3.500%)[3]	10/18/28	8.830	3,638,386
2,722,623	Medline Borrower, LP (1-Month CME Term SOFR + 2.750%)[3]	10/23/28	8.068	2,728,640
3,000,925	MIP V Waste LLC (3-Month CME Term SOFR + 3.250%)[3]	12/08/28	8.841	3,005,937

The accompanying notes are an integral part of these financial statements.

12

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$6,429,327	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 4.250%)[3]	09/01/28	9.855%	$5,936,648
6,352,545	OCM System One Buyer CTB LLC (3-Month CME Term SOFR + 4.000%)[3]	03/02/28	9.459	6,368,426
2,360,288	Organon & Co. (1-Month CME Term SOFR + 3.000%)[3]	06/02/28	8.433	2,369,870
3,355,705	Propulsion (BC) Newco LLC (3-Month CME Term SOFR + 3.750%)[3]	09/14/29	9.058	3,368,993
905,771	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%)[3]	10/20/27	9.075	933,035
1,787,375	Starwood Property Mortgage LLC (1-Month CME Term SOFR + 3.250%)[3]	11/18/27	8.566	1,785,891
5,270,000	United AirLines, Inc. Term B (3-Month CME Term SOFR + 2.750%)[3]	02/22/31	8.076	5,284,809
1,114,348	Verscend Holding Corp. Team B1 (3-Month U.S. Prime Rate + 3.000%)[3]	08/27/25	11.500	1,114,626
1,774,339	Vistra Operations Company LLC (fka Tex Operations Co. LLC) (1-Month CME Term SOFR + 2.000%)[3]	12/20/30	7.316	1,775,137
	Total Loan Participations and Assignments (Cost $118,233,481)			117,144,904

	MUNICIPAL BONDS (0.1%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,086,280
	Total Municipal Bonds (Cost $1,645,000)			1,086,280

	PREFERRED SECURITIES (2.6%)
79,000	Apollo Global Management, Inc. (5-Year CMT Index + 3.226%)[3]	09/15/53	7.625	2,087,180
99,600	Crescent Capital BDC, Inc.	05/25/26	5.000	2,404,344
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	4,009,570
66,200	Ellington Financial, Inc. (5-Year CMT Index + 5.130%)[3,6]		8.625	1,543,784
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,010,020
93,600	Horizon Technology Finance Corp.	03/30/26	4.875	2,232,706
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	3,010,035
114,000	Trinity Capital, Inc.	01/16/25	7.000	2,883,060
175,000	Trinity Capital, Inc.	03/30/29	7.875	4,471,215
	Total Preferred Securities (Cost $26,775,836)			25,651,914

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	13

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.1%)
$359,709	Cascade Funding Mortgage Trust 2018-RM2[1,3,4]	10/25/68	4.000%	$352,897
186,420	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	182,804
303,988	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	257,436
	Total Residential Mortgage Backed Securities (Cost $846,480)			793,137

	U.S. GOVERNMENT AGENCY OBLIGATIONS (1.5%)
15,200,000	Federal Home Loan Bank Discount Notes[5]	05/01/24	0.000	15,200,000
	Total U.S. Government Agency Obligations (Cost $15,200,000)			15,200,000

	U.S. TREASURY BILLS (0.4%)
2,100,000	U.S. Treasury Bill[5,7]	07/25/24	0.000	2,073,981
2,300,000	U.S. Treasury Bill[5,7]	10/10/24	0.000	2,246,401
	Total U.S. Treasury Bills (Cost $4,321,970)			4,320,382

	U.S. TREASURY BONDS AND NOTES (15.9%)
26,120,000	U.S. Treasury Bond	02/15/39	3.500	22,756,030
3,900,000	U.S. Treasury Bond	08/15/41	1.750	2,476,347
31,500,000	U.S. Treasury Bond	02/15/43	3.875	27,516,973
34,365,000	U.S. Treasury Bond	08/15/50	1.375	16,767,704
37,725,000	U.S. Treasury Bond	02/15/53	3.625	30,822,504
13,600,000	U.S. Treasury Bond	05/15/53	3.625	11,115,875
12,750,000	U.S. Treasury Note	03/31/29	4.125	12,417,305
3,000,000	U.S. Treasury Note[7]	05/15/33	3.375	2,711,250
33,915,000	U.S. Treasury Note	02/15/34	4.000	32,113,265
	Total U.S. Treasury Bonds and Notes (Cost $169,630,932)			158,697,253

TOTAL INVESTMENTS (Cost $1,040,972,710)[8]			100.9%	$1,008,089,355
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(0.9)%	(9,245,402)
NET ASSETS			100.0%	$998,843,953

____________

1    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2024 was $456,708,487 or 45.7% of net assets.

2    Security that used significant unobservable inputs to determine fair value.

3    Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2024 coupon or interest rate.

The accompanying notes are an integral part of these financial statements.

14

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

4       This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.

5       Security issued with zero coupon. Income is recognized through accretion of discount.

6       Security is perpetual in nature and has no stated maturity date.

7       All or a portion of this security is held at the broker as collateral for open futures contracts.

8   The aggregate cost of investments and derivatives for federal income tax purposes is $1,040,972,710, the aggregate gross unrealized appreciation is $6,744,262 and the aggregate gross unrealized depreciation is $46,334,165, resulting in net unrealized depreciation of $39,589,903.

Abbreviations:

CME − Chicago Mercantile Exchange.

CMT − Constant Maturity Treasury.

LIBOR − London Interbank Offered Rate.

SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	15

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at April 30, 2024:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Buy:
U.S. Treasury 10-Year Notes	770	June 2024	$84,784,031	$82,726,875	$(2,057,156)
U.S. Treasury 10-Year Ultra Bond	935	June 2024	105,750,842	103,054,531	(2,696,311)
U.S. Long Bond	340	June 2024	40,146,050	38,696,250	(1,449,800)
U.S. Ultra Bond	220	June 2024	27,697,656	26,303,750	(1,393,906)
					$(7,597,173)
Contracts to Sell:
U.S. Treasury 5-Year Notes	456	June 2024	$48,653,063	$47,762,438	$890,625
Net Unrealized (Loss) on Open Futures Contracts					$(6,706,548)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

The accompanying notes are an integral part of these financial statements.

16

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	17

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2024
Asset Backed Securities	$—	$195,048,598	$5,908,306	$200,956,904
Commercial Mortgage Backed Securities	—	56,947,396	8,077,541	65,024,937
Corporate Bonds	—	410,641,780	8,571,864	419,213,644
Loan Participations and Assignments	—	117,144,904	—	117,144,904
Municipal Bonds	—	1,086,280	—	1,086,280
Preferred Securities	25,651,914	—	—	25,651,914
Residential Mortgage Backed Securities	—	793,137	—	793,137
U.S. Government Agency Obligations	—	15,200,000	—	15,200,000
U.S. Treasury Bills	—	4,320,382	—	4,320,382
U.S. Treasury Bonds and Notes	—	158,697,253	—	158,697,253
Total Investments, at value	$25,651,914	$959,879,730	$22,557,711	$1,008,089,355
Other Financial Instruments, at value
Financial Futures Contracts	$(6,706,548)	$—	$—	$(6,706,548)
Other Financial Instruments, at value	$(6,706,548)	$—	$—	$(6,706,548)
The accompanying notes are an integral part of these financial statements.

18

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2024:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2023	$6,126,472	$1,583,531	$8,507,034	$16,217,037
Purchases	—	7,346,812	—	7,346,812
Sales/Paydowns	(426,868)	(899,761)	—	(1,326,629)
Realized gains/(losses)	—	124	—	124
Change in unrealized appreciation/(depreciation)	208,702	(359,490)	64,830	(85,958)
Amortization	—	406,325	—	406,325
Transfers from Level 3	—	—	—	—
Transfers to Level 3	—	—	—	—
Balance as of April 30, 2024	$5,908,306	$8,077,541	$8,571,864	$22,557,711

Fund investments classified as Level 3 were either single broker quoted or fair valued using a market approach or an income approach with valuation inputs such as a discounted cash flow model or market price information adjusted for changes in an appropriate index. As of April 30, 2024, $7,822,967 of value of the Level 3 assets in the Fund was based on a single quote from a broker.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	19

BBH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2024 (unaudited)
ASSETS:
Investments in securities, at value (Cost $1,040,972,710)	$1,008,089,355
Cash	480,614
Foreign currency at value (Cost $226)	246
Receivables for:
Interest	8,302,213
Investments sold	6,120,298
Shares sold	731,403
Interest from Custodian	2,128
Prepaid expenses	5,728
Total Assets	1,023,731,985

LIABILITIES:
Payables for:
Investments purchased	22,907,050
Futures variation margin on open contracts	1,313,591
Investment advisory and administrative fees	326,097
Dividends declared	140,985
Custody and fund accounting fees	67,194
Professional fees	55,525
Shares redeemed	52,833
Transfer agent fees	6,615
Board of Trustees’ fees	582
Accrued expenses and other liabilities	17,560
Total Liabilities	24,888,032
NET ASSETS	$998,843,953

Net Assets Consist of:
Paid-in capital	$1,105,522,788
Accumulated deficit	(106,678,835)
Net Assets	$998,843,953

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($998,843,953 ÷ 115,552,739 shares outstanding)	$8.64

The accompanying notes are an integral part of these financial statements.

20

BBH INCOME FUND
STATEMENT OF OPERATIONS For the six months ended April 30, 2024 (unaudited)
NET INVESTMENT INCOME:
Income:
Dividends	$71,372
Interest income	27,272,393
Interest income from Custodian	16,711
Other income	315,879
Total Income	27,676,355

Expenses:
Investment advisory and administrative fees	1,799,917
Custody and fund accounting fees	65,370
Professional fees	51,553
Board of Trustees’ fees	42,711
Transfer agent fees	20,167
Miscellaneous expenses	34,323
Total Expenses	2,014,041
Net Investment Income	25,662,314

NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(4,303,872)
Net realized loss on futures contracts	(2,264,218)
Net realized loss on investments in securities and futures contracts	(6,568,090)

Net change in unrealized appreciation/(depreciation) on investments in securities	29,726,130
Net change in unrealized appreciation/(depreciation) on futures contracts	5,643,900
Net change in unrealized appreciation/(depreciation) on foreign currency translations	2
Net change in unrealized appreciation/(depreciation) on investments in securities, futures contracts and foreign currency translations	35,370,032
Net Realized and Unrealized Gain	28,801,942
Net Increase in Net Assets Resulting from Operations	$54,464,256

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	21

BBH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2024 (unaudited)	For the year ended October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$25,662,314	$37,598,057
Net realized loss on investments in securities and futures contracts	(6,568,090)	(25,305,935)
Net change in unrealized appreciation/(depreciation) on investments in securities, futures contracts and foreign currency translations	35,370,032	(307,171)
Net increase in net assets resulting from operations	54,464,256	11,984,951

Dividends and distributions declared:
Class I	(25,711,027)	(37,555,733)

Share transactions:
Proceeds from sales of shares	251,482,861	377,670,836
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	4,083,495	4,877,819
Proceeds from short-term redemption fees	2,793	7,073
Cost of shares redeemed	(58,109,450)	(131,621,537)
Net increase in net assets resulting from share transactions	197,459,699	250,934,191
Total increase in net assets	226,212,928	225,363,409

NET ASSETS:
Beginning of period/year	772,631,025	547,267,616
End of period/year	$998,843,953	$772,631,025

The accompanying notes are an integral part of these financial statements.

22

BBH INCOME FUND
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$8.30	$8.49	$10.49	$10.77	$10.61	$9.83
Income from investment operations:
Net investment income[1]	0.25	0.47	0.36	0.34	0.34	0.36
Net realized and unrealized gain/(loss)	0.34	(0.20)	(2.00)	0.15	0.46	0.78
Total income/(loss) from investment operations	0.59	0.27	(1.64)	0.49	0.80	1.14
Dividends and distributions to shareholders:
From net investment income	(0.25)	(0.46)	(0.36)	(0.33)	(0.34)	(0.36)
From net realized gains	—	—	—	(0.44)	(0.30)	—
Total dividends and distributions to shareholders	(0.25)	(0.46)	(0.36)	(0.77)	(0.64)	(0.36)
Short-term redemption fees[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period/year	$8.64	$8.30	$8.49	$10.49	$10.77	$10.61
Total return[3]	7.07%[4]	3.10%	(15.93)%	4.64%	7.87%	11.76%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$999	$773	$547	$612	$468	$406
Ratio of expenses to average net assets before reductions	0.45%[5]	0.46%	0.47%	0.47%	0.48%	0.52%
Fee waiver[6]	—%	—%	—%	—%	—%	(0.02)%
Ratio of expenses to average net assets after reductions	0.45%[5]	0.46%	0.47%	0.47%	0.48%	0.50%
Ratio of net investment income to average net assets	5.70%[5]	5.36%	3.77%	3.19%	3.24%	3.49%
Portfolio turnover rate	21%[4]	56%	56%	69%	116%	77%

____________

1       Calculated using average shares outstanding for the period/year.

2       Less than $0.01.

3       Assumes the reinvestment of distributions.

4       Not annualized.

5       Annualized.

6   The ratio of expenses to average net assets for the six months ended April 30, 2024, the years ended October 31, 2023, 2022, 2021, 2020 and 2019 reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.50%. The agreement is effective through March 1, 2025 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, the waived fees were $–, $–, $–, $–, $– and $55,757, respectively.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	23

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS April 30, 2024 (unaudited)

1.  Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2024, there were eight series of the Trust. The Fund commenced operations on June 27, 2018 and offers two share classes, Class N and Class I. As of April 30, 2024, Class N shares are not available for purchase by investors but may be offered in the future. The investment objective of the Fund is to provide maximum total return, with an emphasis on current income, consistent with preservation of capital and prudent investment management. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment

24

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2024, are listed in the Portfolio of Investments.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	25

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

For the six months ended April 30, 2024, the average monthly notional amount of open futures contracts was $276,887,934. The range of monthly notional amounts was $239,375,198 to $307,031,642.

Fair Values of Derivative Instruments as of April 30, 2024

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

Risk	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/ (depreciation) on futures contracts	$890,625	*	Net unrealized appreciation/ (depreciation) on futures contracts	$(7,597,173)*

Total		$ 890,625			$(7,597,173)

____________

*   Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations
Interest Rate Risk
Net Realized Loss on Derivatives
Futures Contracts	$(2,264,218)

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$5,643,900

E. Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation S and Regulation D of the 1933 Act (“Private Placement Securities”). A Private Placement Security may be considered illiquid, under the U.S. Securities and Exchange Commission (“SEC”) Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the

26

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

liquidity of Private Placement Securities and all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

F. Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year Secured Overnight Financing Rate (“SOFR”).

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	27

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $25,711,027 to Class I shareholders during the six months ended April 30, 2024.

The tax character of distributions paid during the years ended October 31, 2023 and 2022, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2023:	$37,555,733	$—	$37,555,733	$—	$37,555,733
2022:	21,910,553	—	21,910,553	—	21,910,553

As of October 31, 2023 and 2022, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2023:	$93,181	$—	$(71,475,095)	$10,909,765	$(74,959,915)	$(135,432,064)
2022:	28,575	—	(48,543,872)	13,306,759	(74,652,744)	(109,861,282)

The Fund had $71,475,095 net capital loss carryforwards as of October 31, 2023, of which $33,306,628 and $38,168,467, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital.

28

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Effective June 27, 2018 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.40% per annum. For the six months ended April 30, 2024, the Fund incurred $1,799,917 for services under the Agreement.

B. Investment Advisory and Administrative Fee Waivers. Effective June 27, 2018 (commencement of operations), the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit the total annual fund operating expenses (excluding interests, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class I shares to 0.50%. The agreement will terminate on March 1, 2025, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2024, the Investment Adviser waived fees in the amount of $0 for Class I.

C. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2024, the Fund incurred $65,370 in custody and

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	29

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

fund accounting fees. The Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2024 was $16,711. This amount is included in “Interest income from Custodian” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2024. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations.

D. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2024, the Fund incurred $42,711 in independent Trustee compensation and expense reimbursements.

E. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4. Investment Transactions. For the six months ended April 30, 2024, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $385,965,081 and $185,587,883, respectively.

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2024 (unaudited)		For the year ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	28,617,730	$251,482,861	43,293,311	$377,670,836
Shares issued in connection with reinvestments of dividends	463,872	4,083,495	561,634	4,877,819
Proceeds from short-term redemption fees	N/A	2,793	N/A	7,073
Shares redeemed	(6,652,870)	(58,109,450)	(15,212,056)	(131,621,537)
Net increase	22,428,732	$197,459,699	28,642,889	$250,934,191

30

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

6. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid investment risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. If the issuer of the securities in which the Fund invests redeems them before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate (call risk). The Fund invests in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations and assignment, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investments in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	31

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other, risks associated with such sector, industry, security or duration (sector risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S, Regulation D and Rule 144A which have not been registered with the SEC. These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates were phased out by the end of 2021, some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR transition risk). The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security and are subject to variety of risks, including investment risk and interest rate risk (convertible securities risk). The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities are subject to issuer specific and market risks applicable generally to equity securities (preferred securities risk). The Fund may also invest in notes issued by Business Development Companies (“BDCs”). These notes are subject to risks similar to those of other issuers and those of investment companies (business development company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

32

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.  Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2024 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	33

BBH INCOME FUND
DISCLOSURE OF FUND EXPENSES April 30, 2024 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023, to April 30, 2024).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

34

BBH INCOME FUND
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2024 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period November 1, 2023 to April 30, 2024[1]
Class I
Actual	$1,000	$1,071	$2.32
Hypothetical[2]	$1,000	$1,023	$2.26

____________

1    Expenses are equal to the Fund’s annualized net expense ratio of 0.45% for Class I shares, multiplied by the average account value over the period and multiplied by 182/366 (to reflect the one-half year period).

2    Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	35

BBH INCOME FUND
DISCLOSURE OF ADVISOR SELECTION April 30, 2024 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2023 and an in-person meeting on December 12, 2023, in reliance on the Exemptive Relief, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 12, 2023 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The

36

BBH INCOME FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the December 12, 2023 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 16, 2023 and December 12, 2023 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	37

BBH INCOME FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over the 1-, 2-, 3-, 4- and 5-year periods ended September 30, 2023 as compared to a its peer category, noting the Fund’s below average performance during the 1- and 2- year periods, and its above average performance in the 3-, 4- and 5-year periods. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the contractual fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2022 through September 30, 2023, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

38

BBH INCOME FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	39

BBH INCOME FUND
CONFLICTS OF INTEREST April 30, 2024 (unaudited)

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio

40

BBH INCOME FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	41

BBH INCOME FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

42

BBH INCOME FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	43

BBH INCOME FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

44

BBH INCOME FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2024 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for each Fund’s liquidity risk management program (the “Program”). The Board met on March 6, 2024 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2023 through January 31, 2024 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Funds classified each of their investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of each Fund’s investments based on criteria in each Fund’s Program. During the Reporting Period, no Fund held more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to any of the Funds as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	45

BBH INCOME FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2024 (unaudited)

anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

46

BBH INCOME FUND
PORTFOLIO ALLOCATION April 30, 2024 (unaudited)

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2024

BBH Select Series — Large Cap Fund

BBH SELECT SERIES – LARGE CAP FUND
PORTFOLIO ALLOCATION April 30, 2024 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$24,044,226	5.5%
Communications	62,133,979	14.2
Consumer Cyclical	35,335,234	8.1
Consumer Non-Cyclical	93,955,565	21.4
Financials	90,255,348	20.6
Industrials	19,512,692	4.4
Technology	86,257,380	19.7
Cash and Other Assets in Excess of Liabilities	26,603,754	6.1
NET ASSETS	$438,098,178	100.0%

All data as of April 30, 2024. The BBH Select Series - Large Cap Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH SELECT SERIES – LARGE CAP FUND
PORTFOLIO OF INVESTMENTS April 30, 2024 (unaudited) All investments in the United States, except as noted.
Shares		Value
	COMMON STOCK (93.9%)
	BASIC MATERIALS (5.5%)
54,527	Linde, Plc. (Ireland)	$24,044,226
	Total Basic Materials	24,044,226

	COMMUNICATIONS (14.2%)
191,389	Alphabet, Inc. (Class C)	31,510,285
89,540	Amazon.com, Inc.[1]	15,669,500
4,332	Booking Holdings, Inc.	14,954,194
	Total Communications	62,133,979

	CONSUMER CYCLICAL (8.1%)
169,524	Copart, Inc.[1]	9,206,848
22,835	Costco Wholesale Corp.	16,507,421
104,281	NIKE, Inc. (Class B)	9,620,965
	Total Consumer Cyclical	35,335,234

	CONSUMER NON-CYCLICAL (21.4%)
115,731	Abbott Laboratories	12,264,014
199,086	Alcon, Inc. (Switzerland)	15,445,092
22,982	Automatic Data Processing, Inc.	5,559,116
46,508	Diageo, Plc. ADR (United Kingdom)	6,425,545
55,213	Nestle S.A. ADR (Switzerland)	5,554,428
28,982	S&P Global, Inc.	12,051,585
26,669	Thermo Fisher Scientific, Inc.	15,167,194
17,460	UnitedHealth Group, Inc.	8,445,402
81,909	Zoetis, Inc. (Class A)	13,043,189
	Total Consumer Non-Cyclical	93,955,565

	FINANCIALS (20.6%)
70,842	Arthur J Gallagher & Co.	16,625,909
47	Berkshire Hathaway, Inc. (Class A)[1]	28,176,500
52,263	Mastercard, Inc. (Class A)	23,581,066
105,027	Progressive Corp.	21,871,873
	Total Financials	90,255,348

	INDUSTRIALS (4.4%)
93,802	Waste Management, Inc.	19,512,692
	Total Industrials	19,512,692
The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	3

BBH SELECT SERIES – LARGE CAP FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited) All investments in the United States, except as noted.
Shares		Value
	COMMON STOCK (continued)
	TECHNOLOGY (19.7%)
19,165	Adobe, Inc.[1]	$8,870,137
33,782	KLA Corp.	23,285,595
63,609	Microsoft Corp.	24,764,892
161,246	Oracle Corp.	18,341,732
62,323	Texas Instruments, Inc.	10,995,024
	Total Technology	86,257,380
	Total Common Stock
	(Cost $251,748,056)	411,494,424

TOTAL INVESTMENTS (Cost $251,748,056)[2]	93.9%	$411,494,424
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	6.1%	26,603,754
NET ASSETS	100.00%	$438,098,178

____________

1   Non-income producing security.

2   The aggregate cost for federal income tax purposes is $251,748,056, the aggregate gross unrealized appreciation is $162,398,892 and the aggregate gross unrealized depreciation is $2,652,524, resulting in net unrealized appreciation of $159,746,368.

Abbreviation:

ADR − American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

4

BBH SELECT SERIES – LARGE CAP FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	5

BBH SELECT SERIES – LARGE CAP FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2024
Common Stock:
Basic Materials	$24,044,226	$—	$—	$24,044,226
Communications	62,133,979	—	—	62,133,979
Consumer Cyclical	35,335,234	—	—	35,335,234
Consumer Non-Cyclical	93,955,565	—	—	93,955,565
Financials	90,255,348	—	—	90,255,348
Industrials	19,512,692	—	—	19,512,692
Technology	86,257,380	—	—	86,257,380
Total Investments, at value	$411,494,424	$—	$—	$411,494,424

The accompanying notes are an integral part of these financial statements.

6

BBH SELECT SERIES – LARGE CAP FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2024 (unaudited)
ASSETS:
Investments in securities, at value (Cost $251,748,056)	$411,494,424
Cash	26,775,545
Receivables for:
Dividends	427,077
Shares sold	120,757
Interest from Custodian	31,662
Prepaid expenses	1,902
Total Assets	438,851,367
LIABILITIES:
Payables for:
Shares redeemed	447,565
Investment advisory and administrative fees	237,216
Professional fees	40,087
Custody and fund accounting fees	13,769
Transfer agent fees	2,988
Board of Trustees’ fees	431
Accrued expenses and other liabilities	11,133
Total Liabilities	753,189
NET ASSETS	$438,098,178
Net Assets Consist of:
Paid-in capital	$268,012,392
Retained earnings	170,085,786
Net Assets	$438,098,178
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($438,098,178 ÷ 30,062,314 shares outstanding)	$14.57

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	7

BBH SELECT SERIES – LARGE CAP FUND
STATEMENT OF OPERATIONS For the six months ended April 30, 2024
NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $31,536)	$2,111,819
Interest income	98
Interest income from Custodian	331,966
Total Income	2,443,883
Expenses:
Investment advisory and administrative fees	1,399,685
Board of Trustees’ fees	40,204
Professional fees	34,614
Transfer agent fees	18,086
Custody and fund accounting fees	12,658
Distribution fees	319
Miscellaneous expenses	32,616
Total Expenses	1,538,182
Investment advisory and administrative fee waiver	(4,935)
Net Expenses	1,533,247
Net Investment Income	910,636
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	12,122,046
Net change in unrealized appreciation/(depreciation) on investments in securities	51,599,642
Net Realized and Unrealized Gain	63,721,688
Net Increase in Net Assets Resulting from Operations	$64,632,324

The accompanying notes are an integral part of these financial statements.

8

BBH SELECT SERIES – LARGE CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2024 (unaudited)	For the year ended October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$910,636	$1,206,418
Net realized gain/(loss) on investments in securities	12,122,046	(2,691,557)
Net change in unrealized appreciation/(depreciation) on investments in securities	51,599,642	54,377,097
Net increase in net assets resulting from operations	64,632,324	52,891,958

Dividends and distributions declared:
Class I	(1,204,965)	(5,421,653)
Retail Class[1]	—	(10,209)
Total dividends and distributions declared	(1,204,965)	(5,431,862)

Share transactions:
Proceeds from sales of shares[2]	22,144,304	32,816,223
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	158,657	778,348
Proceeds from short-term redemption fees	—	655
Cost of shares redeemed[2]	(37,734,243)	(62,786,493)
Net decrease in net assets resulting from share transactions	(15,431,282)	(29,191,267)
Total increase in net assets	47,996,077	18,268,829

NET ASSETS:
Beginning of period/year	390,102,101	371,833,272
End of period/year	$438,098,178	$390,102,101

____________

1         Effective December 22, 2023, the Fund’s Retail Class was converted to the Fund’s Class I.

2         Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	9

BBH SELECT SERIES – LARGE CAP FUND
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2024 (unaudited)*	For the years ended October 31,				For the period from September 9, 2019 (commencement of operations) to October 31, 2019
		2023	2022	2021	2020
Net asset value, beginning of period/year	$12.52	$11.08	$14.12	$10.30	$10.12	$10.00
Income from investment operations:
Net investment income[1]	0.03	0.04	0.03	0.04	0.03	0.01
Net realized and unrealized gain/(loss)	2.06	1.56	(2.60)	3.82	0.15	0.11
Total income/(loss) from investment operations	2.09	1.60	(2.57)	3.86	0.18	0.12
Dividends and distributions to shareholders:
From net investment income	(0.04)	(0.02)	(0.04)	(0.04)	(0.00)[2]	—
From net realized gains	—	(0.14)	(0.43)	—	—	—
Total dividends and distributions to shareholders	(0.04)	(0.16)	(0.47)	(0.04)	(0.00)[2]	—
Short-term redemption fees[1]	—	0.00[2]	—	0.00[2]	0.00[2]	—
Net asset value, end of period/year	$14.57	$12.52	$11.08	$14.12	$10.30	$10.12
Total return[3]	16.71%[4]	14.63%	(18.93)%	37.56%	1.82%	1.20%[4]
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$438	$389	$371	$467	$387	$397
Ratio of expenses to average net assets before reductions	0.71%[5]	0.72%	0.71%	0.70%	0.74%	0.75%[6]
Fee waiver[7]	(0.00)%[5,8]	—%	—%	—%	—%	(0.01)%[6]
Ratio of expenses to average net assets after reductions	0.71%[5]	0.72%	0.71%	0.70%	0.74%	0.74%[6]
Ratio of net investment income to average net assets	0.42%[5]	0.31%	0.20%	0.29%	0.34%	0.52%[6]
Portfolio turnover rate	2%[4]	9%	26%	18%	38%	0%[4]

____________

*    Effective December 22, 2023, the Fund’s Retail Class was converted to the Fund’s Class I.

1       Calculated using average shares outstanding for the period/year.

2       Less than $0.01.

The accompanying notes are an integral part of these financial statements.

10

BBH SELECT SERIES – LARGE CAP FUND
FINANCIAL HIGHLIGHTS (continued) Selected per share data and ratios for a Class I share outstanding throughout each period/year.

3       Assumes the reinvestment of distributions.

4       Not annualized.

5       Annualized.

6       Annualized with the exception of audit fees, legal fees and registration fees.

7       The ratio of expenses to average net assets for the six months ended April 30, 2024, the years ended October 31, 2023, 2022, 2021, 2020 and the period ended October 31, 2019, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.80%. The Agreement is effective through March 1, 2025 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2024, the years ended October 31, 2023, 2022, 2021, 2020 and the period from September 9, 2019 to October 31, 2019, the waived fees were $4,935, $0, $0, $0, $0 and $27,976, respectively.

8       Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	11

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS April 30, 2024 (unaudited)

1.  Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2024, there were eight series of the Trust. The Fund commenced operations on September 9, 2019. As of the close of business on December 22, 2023, shares of the Fund’s Retail Class were converted to the Fund’s Class I. The Retail Class ceased operation at this time. The Fund currently offers one class of shares designated as Class I. The investment objective of the Fund is to provide investors with long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities, consisting primarily of common stock. The investment objective of the Fund is to provide investors with long-term growth of capital.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to

12

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	13

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since September 9, 2019 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $1,204,965 and $0 to Class I and Retail Class shareholders, respectively, during the six months ended April 30, 2024, respectively.

The tax character of distributions paid during the years ended October 31, 2023 and 2022, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2023:	$ 829,034	$ 4,602,828	$ 5,431,862	$ —	$ 5,431,862
2022:	1,201,040	14,318,394	15,519,434	—	15,519,434

As of October 31, 2023 and 2022, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2023:	$1,203,717	$ —	$ (2,691,557)	$ (458)	$ 108,146,725	$ 106,658,427
2022:	826,333	4,602,828	—	(458)	53,769,628	59,198,331

The Fund had $2,691,557 net capital loss carryforwards as of October 31, 2023, of which $2,691,557 and $0, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

14

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F. Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.  Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3 billion of the Fund’s average daily net assets and 0.60% per annum on the Fund’s average daily net assets over $3 billion. For the six months ended April 30, 2024, the Fund incurred $1,399,685 under the Agreement.

B. Investment Advisory and Administrative Fee Waivers. Effective September 9, 2019 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class I and Retail Class to 0.80%. The agreement will terminate on March 1, 2025, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2024, the Investment Adviser waived fees in the amount of $4,935 for Class I and from November 1, 2023 to December 21, 2023 (last day of operation of Retail Class), the Investment Adviser waived fees in the amount of $0 for Retail Class.

C. Distribution (12b-1) Fees. During the period from September 9, 2019 (commencement of operations) through December 21, 2023 (last day of operation of Retail Class), the Fund adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for distribution-related services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	15

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

of investment in Retail Class shares and may cost the Retail Class shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares was 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement along with the investment advisory and waiver agreements above, it was anticipated that total operating expenses for Retail Class shares were no greater than 1.05% of the average daily net assets. For the period from November 1, 2023 through December 21, 2023, Retail Class shares of the Fund incurred $319 for Distribution (12b-1) Fees. This amount is presented under line item “Distribution fees” in the Statement of Operations.

D. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2024, the Fund incurred $12,658 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2024 was $331,966. This amount is included in “Interest income from Custodian” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2024. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations.

E. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2024, the Fund incurred $40,204 in independent Trustee compensation and expense reimbursements.

F. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2024, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $9,086,152 and $29,831,573, respectively.

16

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

5.  Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I and Retail Class shares of beneficial interest at no par value. Effective December 22, 2023, the Fund’s Retail Class was converted to the Fund’s Class I. Transactions in Class I and Retail Class shares were as follows:

	For the six months ended April 30, 2024 (unaudited)		For the year ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	1,549,851	$ 22,142,404	2,715,842	$ 32,782,805
Shares issued in connection with reinvestments of dividends	11,589	158,657	67,204	768,139
Proceeds from short-term redemption fees	N/A	N/A	N/A	655
Shares redeemed	(2,591,869)	(36,766,651)	(5,163,596)	(62,702,974)
Net decrease	(1,030,429)	$ (14,465,590)	(2,380,550)	$ (29,151,375)
Retail Class
Shares sold	140	$ 1,900	2,603	$ 33,418
Shares issued in connection with reinvestments of dividends	N/A	N/A	904	10,209
Shares redeemed	(70,792)	(967,592)	(6,729)	(83,519)
Net decrease	(70,652)	$ (965,692)	(3,222)	$(39,892)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2024 and the year ended October 31, 2023. Specifically:

During the six months ended April 30, 2024, 69,150 shares of Retail Class were exchanged for 68,499 shares of Class I valued at $946,662.

During the year ended October 31, 2023, there were no exchanges between Class I and Retail Class.

6.  Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	17

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund invests in large cap company securities, which may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). Preferred securities are subject to issuer and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt (preferred security risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.  Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2024 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

18

BBH SELECT SERIES – LARGE CAP FUND
DISCLOSURE OF FUND EXPENSES April 30, 2024 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	19

BBH SELECT SERIES – LARGE CAP FUND
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2024 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period November 1, 2023 to April 30, 2024[1]
Class I
Actual	$1,000	$1,167	$3.83
Hypothetical[2]	$1,000	$1,021	$3.57

____________

1   Expenses are equal to the Fund’s annualized net expense ratio of 0.71% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

20

BBH SELECT SERIES – LARGE CAP FUND
DISCLOSURE OF ADVISOR SELECTION April 30, 2024 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2023 and an in-person meeting on December 12, 2023, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 12, 2023 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders and that it had received sufficient information throughout the year to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received and reviewed third-party comparative fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	21

BBH SELECT SERIES – LARGE CAP FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure.

The Board received and considered information during the December 12, 2023 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 16, 2023 and December 12, 2023 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over the 1-, 2-, 3- and 4-year periods of time, noting the Fund had above average performance in the 1- and 2- year periods, average performance in the 3- year period and below average performance in the 4-year period, each ended September 30, 2023. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. The Board also noted relevant market conditions for the Fund after September 30, 2023. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

22

BBH SELECT SERIES – LARGE CAP FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the contractual fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2022 through September 30, 2023, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information, the cost of the services provided by the Investment Adviser.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	23

BBH SELECT SERIES – LARGE CAP FUND
CONFLICTS OF INTEREST April 30, 2024 (unaudited)

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio

24

BBH SELECT SERIES – LARGE CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	25

BBH SELECT SERIES – LARGE CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

26

BBH SELECT SERIES – LARGE CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	27

BBH SELECT SERIES – LARGE CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

28

BBH SELECT SERIES – LARGE CAP FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2024 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for each Fund’s liquidity risk management program (the “Program”). The Board met on March 6, 2024 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2023 through January 31, 2024 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Funds classified each of their investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of each Fund’s investments based on criteria in each Fund’s Program. During the Reporting Period, no Fund held more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to any of the Funds as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	29

BBH SELECT SERIES – LARGE CAP FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2024 (unaudited)

anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

30

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2024

BBH Intermediate Municipal Bond Fund

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO ALLOCATION April 30, 2024 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Municipal Bonds	$1,011,852,444	103.9%
Short-term Municipal Bonds	1,470,401	0.2
Liabilities in Excess of Cash and Other Assets	(39,803,275)	(4.1)
NET ASSETS	$973,519,570	100.0%

All data as of April 30, 2024. The BBH Intermediate Municipal Bond Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

CREDIT QUALITY

	U.S. $ Value	Percent of Total Investments
AAA	$174,168,198	17.2%
AA	514,377,582	50.8
A	276,956,668	27.3
BBB	46,349,996	4.6
Not rated	1,470,401	0.1
TOTAL INVESTMENTS	$1,013,322,845	100.0%

All data as of April 30, 2024. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (103.9%)
	Alabama (1.1%)
$2,220,000	Black Belt Energy Gas District, Revenue Bonds[1,2]	06/01/49	5.500%	$2,343,452
5,000,000	Black Belt Energy Gas District, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.650%)[2]	04/01/53	4.420	4,885,314
3,375,000	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds[1,2]	06/01/34	3.920	3,366,981
	Total Alabama			10,595,747

	Arizona (2.9%)
4,555,000	Chandler Industrial Development Authority, Revenue Bonds[1,2]	12/01/37	4.100	4,545,437
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,719,423
3,800,000	Salt Verde Financial Corp., Revenue Bonds	12/01/28	5.250	3,951,760
4,745,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	4,989,407
11,000,000	Salt Verde Financial Corp., Revenue Bonds	12/01/37	5.000	11,687,976
	Total Arizona			27,894,003

	Arkansas (0.3%)
1,000,000	County of Pulaski, Revenue Bonds	03/01/40	5.000	1,072,751
1,000,000	County of Pulaski, Revenue Bonds	03/01/41	5.000	1,067,817
1,000,000	County of Pulaski, Revenue Bonds	03/01/42	5.000	1,062,138
	Total Arkansas			3,202,706

	California (11.2%)
10,050,000	Allan Hancock Joint Community College District, General Obligation Bonds[3]	08/01/42	0.000	8,165,605
3,500,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[3]	09/01/31	0.000	2,751,293
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/34	0.000	686,804
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/36	0.000	608,313
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/38	0.000	535,317
9,200,000	California Infrastructure & Economic Development Bank, Revenue Bonds	08/01/29	3.250	9,129,069
4,825,000	California Municipal Finance Authority, Revenue Bonds, HUD[1,2]	09/01/45	3.200	4,733,377
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/39	0.000	517,211
1,500,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/40	0.000	731,940

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	3

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$ 1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/42	0.000%	$439,280
1,785,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/43	0.000	741,522
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/44	0.000	392,785
1,450,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/34	0.000	991,248
2,200,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/35	0.000	1,431,701
1,000,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/38	0.000	556,124
1,800,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/39	0.000	945,949
1,500,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/42	0.000	663,550
3,500,000	Dry Creek Joint Elementary School District, General Obligation Bonds[3]	08/01/35	0.000	2,298,654
5,710,000	Lake Tahoe Unified School District, General Obligation Bonds, AGM[3]	08/01/45	0.000	4,632,500
3,245,000	Lakeside Union School District/San Diego County, General Obligation Bonds[3]	08/01/35	0.000	2,131,181
1,000,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month CME Term SOFR + 1.450%)[2]	11/15/27	5.181	1,004,101
2,000,000	Los Alamitos Unified School District, Certificate Participation[3]	08/01/42	0.000	2,204,618
12,100,000	Modesto Irrigation District, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.630%)[2]	09/01/37	4.384	11,409,922
7,240,000	Mount San Antonio Community College District, General Obligation Bonds[3]	08/01/43	0.000	6,930,404
10,000,000	Northern California Energy Authority, Revenue Bonds[1,2]	12/01/54	5.000	10,585,643
7,030,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month CME Term SOFR + 0.720%)[2]	07/01/27	4.448	6,992,988
1,200,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/40	0.000	580,558
1,430,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/42	0.000	616,932
6,300,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/36	0.000	3,991,704
13,000,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/43	0.000	5,247,451

The accompanying notes are an integral part of these financial statements.

4

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$ 4,350,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/44	0.000%	$1,659,897
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	721,939
6,375,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.570%)[2]	06/01/39	4.324	5,740,547
3,850,000	San Diego County Regional Airport Authority, Revenue Bonds	07/01/36	5.250	4,312,977
3,510,000	San Mateo Union High School District, General Obligation Bonds[3]	09/01/41	0.000	3,544,022
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	737,292
	Total California			109,364,418
	Colorado (2.2%)
3,275,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/34	5.250	3,738,940
2,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/35	5.250	2,272,280
790,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.250	889,404
3,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.750	3,604,443
650,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/37	5.500	737,698
519,683	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	507,038
3,700,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/35	0.000	2,155,055
1,450,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.350%)[2]	09/01/39	3.914	1,447,733
6,125,000	University of Colorado Hospital Authority, Revenue Bonds[2,4]	05/07/24	3.800	6,125,000
	Total Colorado			21,477,591

	Connecticut (2.9%)
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	143,735
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	392,680
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	331,874

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	5

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Connecticut (continued)
$ 1,865,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250%	$1,852,792
3,500,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/54	6.250	3,770,132
5,000,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/54	6.000	5,393,294
3,800,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/35	0.375	3,763,356
1,200,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[2,4]	05/01/24	3.700	1,200,000
10,700,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.100	10,429,812
1,375,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.800	1,367,723
	Total Connecticut			28,645,398

	District of Columbia (1.9%)
5,665,000	District of Columbia, Revenue Bonds	07/15/40	5.000	5,739,155
5,840,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/30	5.000	5,855,259
2,840,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/31	5.000	2,909,325
1,170,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000	1,248,279
2,085,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/37	5.000	2,253,419
	Total District of Columbia			18,005,437

	Florida (3.2%)
7,500,000	City of South Miami Health Facilities Authority, Inc., Revenue Bonds	08/15/42	5.000	7,612,294
1,845,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/27	5.000	1,919,781
3,050,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	3,244,568
2,965,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	3,059,444
1,920,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000	2,100,596
2,500,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	2,642,207
6,565,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	6,781,631
3,275,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/38	5.000	3,424,103
	Total Florida			30,784,624

The accompanying notes are an integral part of these financial statements.

6

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Georgia (2.5%)
$ 5,060,000	Development Authority of Burke County, Revenue Bonds[1,2]	01/01/40	1.500%	$4,892,941
2,800,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.250	2,763,517
780,000	Development Authority of Burke County, Revenue Bonds[1,2]	12/01/49	1.700	771,055
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	12/01/53	5.000	7,920,026
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,692,540
3,935,000	Monroe County Development Authority, Revenue Bonds[1,2]	01/01/39	1.500	3,805,083
2,000,000	State of Georgia, General Obligation Bonds	07/01/24	4.000	2,000,489
	Total Georgia			23,845,651

	Idaho (1.4%)
8,600,000	Idaho Health Facilities Authority, Revenue Bonds[2,4]	05/01/24	3.700	8,600,000
5,000,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.000	5,465,116
	Total Idaho			14,065,116

	Illinois (5.3%)
10,000,000	Illinois Finance Authority, Revenue Bonds[2,4]	05/07/24	3.750	10,000,000
4,625,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	4,753,322
3,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,511,629
10,000,000	Illinois Finance Authority, Revenue Bonds[2,4]	05/01/24	3.750	10,000,000
1,915,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/52	5.250	1,980,566
2,925,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/52	6.250	3,109,749
5,715,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/53	5.250	5,956,586
4,940,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/53	6.250	5,440,391
5,925,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/54	6.250	6,535,470
	Total Illinois			51,287,713

	Indiana (1.0%)
3,000,000	Indiana Finance Authority, Revenue Bonds	11/01/43	5.000	3,095,887
6,650,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750	6,714,516
	Total Indiana			9,810,403

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	7

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Iowa (1.5%)
$ 8,200,000	Iowa Finance Authority, Revenue Bonds[2,4]	05/01/24	3.700%	$8,200,000
120,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	119,438
570,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	556,005
5,105,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	6.250	5,506,065
	Total Iowa			14,381,508

	Kentucky (3.1%)
5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350	4,468,282
3,725,000	County of Trimble, Revenue Bonds[1,2]	06/01/54	4.700	3,728,455
5,000,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	5,517,084
3,455,000	Kentucky Public Energy Authority, Revenue Bonds[1,2]	12/01/49	4.000	3,454,111
12,100,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.764	11,825,721
1,265,000	Louisville/Jefferson County Metropolitan Government, Revenue Bonds[1,2]	10/01/47	5.000	1,346,090
	Total Kentucky			30,339,743

	Louisiana (0.5%)
5,180,000	Louisiana Public Facilities Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.700%)[2]	02/15/36	4.431	4,911,737
	Total Louisiana			4,911,737

	Maryland (0.2%)
1,980,000	County of Baltimore, General Obligation Bonds	08/01/24	5.000	1,985,544
	Total Maryland			1,985,544

	Massachusetts (0.1%)
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	351,304
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	454,687
	Total Massachusetts			805,991

	Michigan (0.9%)
40,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	40,322
3,185,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	3,386,201
5,000,000	Michigan Finance Authority, Revenue Bonds	08/01/24	5.000	5,011,446
	Total Michigan			8,437,969
The accompanying notes are an integral part of these financial statements.

8

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (2.7%)
$ 1,300,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/31	0.000%	$953,600
1,050,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/32	0.000	732,686
1,035,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/33	0.000	686,030
1,000,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/36	5.350	1,041,386
614,511	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	544,631
526,489	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	485,518
1,730,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.250	1,718,672
1,373,725	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	1,257,539
595,532	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	532,298
3,063,665	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	2,632,562
3,320,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	5.000	3,374,680
6,500,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	7,006,484
5,000,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA[5]	07/01/54	6.500	5,517,292
	Total Minnesota			26,483,378

	Mississippi (0.8%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[1,2]	03/01/27	2.200	998,035
1,090,000	Mississippi State University Educational Building Corp., Revenue Bonds[5]	08/01/36	5.000	1,252,647
1,145,000	Mississippi State University Educational Building Corp., Revenue Bonds[5]	08/01/37	5.000	1,301,531
1,000,000	Mississippi State University Educational Building Corp., Revenue Bonds[5]	08/01/38	5.000	1,127,099
1,265,000	Mississippi State University Educational Building Corp., Revenue Bonds[5]	08/01/39	5.000	1,419,061
1,325,000	Mississippi State University Educational Building Corp., Revenue Bonds[5]	08/01/40	5.000	1,475,433
	Total Mississippi			7,573,806

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	9

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Missouri (0.9%)
$ 2,755,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750%	$2,776,553
5,635,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/53	5.750	5,920,694
	Total Missouri			8,697,247

	Montana (0.2%)
580,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	573,819
1,570,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,596,643
	Total Montana			2,170,462

	Nebraska (1.8%)
14,300,000	Central Plains Energy Project, Revenue Bonds[1,2]	05/01/53	5.000	14,923,225
1,190,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	3.750	1,166,760
1,515,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	1,485,578
	Total Nebraska			17,575,563

	Nevada (1.1%)
2,000,000	County of Clark, Revenue Bonds[1,2]	01/01/36	3.750	1,977,070
2,500,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	2,501,562
6,250,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	6,253,904
	Total Nevada			10,732,536

	New Hampshire (0.1%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	996,797
	Total New Hampshire			996,797

	New Jersey (4.0%)
4,000,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/34	5.000	4,587,387
6,330,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/35	5.000	7,210,747
2,250,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/36	5.250	2,596,059
10,625,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/31	0.000	7,994,554
3,535,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, AGM[3]	12/15/33	0.000	2,481,515
1,565,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	1,042,585

The accompanying notes are an integral part of these financial statements.

10

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Jersey (continued)
$ 5,120,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000%	$3,410,885
7,750,000	New Jersey Turnpike Authority, Revenue Bonds[5]	01/01/35	4.000	8,204,889
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,569,690
	Total New Jersey			39,098,311

	New Mexico (2.5%)
8,600,000	City of Farmington, Revenue Bonds	04/01/29	1.800	7,493,759
830,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	820,853
7,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/54	6.500	7,685,585
3,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	5.750	3,193,090
5,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA[5]	03/01/55	6.000	5,450,298
	Total New Mexico			24,643,585

	New York (7.3%)
2,055,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/32	5.000	2,096,019
4,395,000	Metropolitan Transportation Authority, Revenue Bonds[3]	11/15/33	0.000	3,043,122
3,165,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/37	5.000	3,253,182
8,225,000	Metropolitan Transportation Authority, Revenue Bonds[1,2]	11/15/45	5.000	8,812,809
5,995,000	New York City Municipal Water Finance Authority, Revenue Bonds	06/15/36	5.000	7,095,847
5,000,000	New York City Municipal Water Finance Authority, Revenue Bonds	06/15/44	5.000	5,005,643
2,565,000	New York State Dormitory Authority, Revenue Bonds	07/01/38	4.000	2,632,879
1,425,000	New York State Dormitory Authority, Revenue Bonds	03/15/39	5.000	1,426,735
8,000,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/26	5.000	8,004,393
5,000,000	Port Authority of New York & New Jersey, Revenue Bonds	09/01/30	5.000	5,016,083
5,655,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/32	5.000	5,680,155

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	11

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (continued)
$ 1,320,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/34	5.000%	$1,434,288
1,500,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/35	5.000	1,610,413
1,395,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/36	5.000	1,515,434
2,750,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 1.050%)[2]	04/01/26	4.614	2,755,101
1,165,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/35	0.000	721,816
6,500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/36	0.000	3,807,265
6,875,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[1,2]	05/15/45	2.000	6,869,903
	Total New York			70,781,087

	North Carolina (4.1%)
17,200,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[2,4]	05/01/24	3.700	17,200,000
1,380,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/47	4.000	1,365,776
5,970,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	6,334,486
5,000,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,438,128
8,850,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	9,536,099
	Total North Carolina			39,874,489

	North Dakota (1.4%)
775,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	768,844
2,820,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	2,801,417
3,795,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/53	4.000	3,749,852
6,145,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/53	5.750	6,453,411
	Total North Dakota			13,773,524

The accompanying notes are an integral part of these financial statements.

12

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Ohio (0.8%)
$ 7,155,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	5.750%	$7,493,205
	Total Ohio			7,493,205

	Oklahoma (0.3%)
2,990,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	6.000	3,251,472
	Total Oklahoma			3,251,472

	Oregon (5.2%)
3,150,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/36	0.000	1,892,511
3,250,000	Clackamas County School District No 12 North Clackamas, General Obligation Bonds[3]	06/15/34	0.000	2,126,080
1,500,000	Lane County School District No 40 Creswell, General Obligation Bonds[3]	06/15/43	0.000	584,035
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,029,338
6,000,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/36	0.000	3,509,758
2,250,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/38	0.000	1,214,721
21,000,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/43	0.000	8,490,027
12,000,000	Multnomah County School District No 7 Reynolds, General Obligation Bonds[3]	06/15/35	0.000	7,241,730
2,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/36	5.000	2,200,302
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	637,528
1,905,000	Tillamook Bay Community College District, General Obligation Bonds[3]	06/15/38	0.000	1,009,575
3,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/31	0.000	2,841,390
3,250,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/34	0.000	2,151,713
6,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/37	0.000	3,380,398
1,800,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/41	0.000	799,346
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,139,735

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	13

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$ 1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000%	$734,534
3,330,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/37	0.000	1,865,881
6,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/39	0.000	3,008,492
4,800,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/40	0.000	2,255,993
5,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/41	0.000	2,220,404
	Total Oregon			50,333,491

	Pennsylvania (3.0%)
1,980,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/35	5.000	2,188,690
1,000,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/36	5.250	1,119,787
1,000,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/37	5.250	1,109,922
5,555,000	Bethlehem Area School District Authority, Revenue Bonds (SOFR + 0.350%)[2]	07/01/31	3.914	5,474,829
4,855,000	Butler County General Authority, Revenue Bonds, AGM (3–Month CME Term SOFR + 0.700%)[2]	10/01/34	4.428	4,685,836
10,700,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds[1,2]	08/01/37	0.580	10,598,571
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,545,097
1,470,000	School District of Philadelphia, General Obligation Bonds	09/01/36	4.000	1,487,946
	Total Pennsylvania			29,210,678

	South Carolina (0.5%)
2,950,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	5.750	3,148,186
1,995,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	6.000	2,169,461
	Total South Carolina			5,317,647

	South Dakota (1.7%)
705,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/45	4.000	701,614
1,710,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	1,693,950

The accompanying notes are an integral part of these financial statements.

14

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	South Dakota (continued)
$ 1,475,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500%	$1,471,272
2,240,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	2,213,722
4,820,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	4,893,207
5,580,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/54	6.000	5,883,848
	Total South Dakota			16,857,613

	Tennessee (2.6%)
1,200,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/34	5.250	1,349,743
1,125,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/35	5.250	1,262,089
5,575,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/29	0.000	5,065,875
3,090,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/33	0.000	2,139,167
3,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/35	0.000	1,885,722
2,000,000	Tennessee Energy Acquisition Corp., Revenue Bonds[1,2]	05/01/52	5.000	2,101,664
1,030,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/43	4.000	1,018,095
895,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/48	4.000	885,316
1,620,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/49	4.250	1,606,942
2,920,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/53	5.000	2,981,161
5,000,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/54	6.250	5,384,432
	Total Tennessee			25,680,206

	Texas (12.3%)
1,800,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/36	5.000	1,948,848
1,120,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000	1,120,858
1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000	1,182,323
The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	15

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$ 2,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000%	$2,145,764
3,355,000	City of Houston Airport System Revenue, Revenue Bonds, AGM	07/01/36	5.000	3,691,007
3,640,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/51	0.720	3,333,785
1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[1,2]	02/15/35	0.600	1,633,196
4,265,000	La Porte Independent School District, General Obligation Bonds[5]	02/15/33	5.000	4,909,563
555,000	Little Elm Independent School District, General Obligation Bonds[1,2]	08/15/48	0.680	532,873
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,039,802
2,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/30	5.000	2,687,915
1,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/34	5.000	1,536,050
1,000,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/35	5.000	1,022,582
4,260,000	Medina Valley Independent School District, General Obligation Bonds[1,2]	02/15/51	0.820	3,983,210
10,000,000	Northside Independent School District, General Obligation Bonds[1,2,5]	08/01/54	3.450	9,987,623
3,850,000	State of Texas, General Obligation Bonds	08/01/30	4.125	3,849,098
6,040,000	State of Texas, General Obligation Bonds	08/01/34	5.000	6,719,813
520,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	425,796
2,220,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150	1,730,478
4,100,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/39	4.000	3,911,924
8,610,386	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	7,237,815
1,585,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,565,987
3,410,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/53	5.750	3,596,719
3,415,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/53	6.000	3,681,313
3,875,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/54	6.000	4,229,997

The accompanying notes are an integral part of these financial statements.

16

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$ 9,135,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month CME Term SOFR + 0.700%)[2]	12/15/26	4.446%	$9,099,954
9,145,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	9,432,266
2,790,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	4.320	2,732,713
10,925,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 0.863%)[2]	09/15/27	4.380	10,898,026
9,975,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 1.045%)[2]	09/15/27	4.616	9,992,785
	Total Texas			119,860,083

	Virginia (2.5%)
10,000,000	Albemarle County Economic Development Authority, Revenue Bonds[2,4]	05/07/24	3.750	10,000,000
2,750,000	Amelia County Industrial Development Authority, Revenue Bonds	04/01/27	1.450	2,516,944
8,700,000	Wise County Industrial Development Authority, Revenue Bonds[1,2]	10/01/40	0.750	8,134,609
3,700,000	York County Economic Development Authority, Revenue Bonds[1,2]	05/01/33	3.650	3,661,108
	Total Virginia			24,312,661

	Washington (2.6%)
6,400,000	Chelan County Public Utility District No 1, Revenue Bonds[2,4]	05/07/24	3.800	6,400,000
1,590,000	Port of Seattle, Revenue Bonds	06/01/25	3.450	1,573,621
1,500,000	Port of Seattle, Revenue Bonds	06/01/26	3.600	1,473,162
3,750,000	Port of Seattle, Revenue Bonds	04/01/27	5.000	3,760,199
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	417,084
5,050,000	Port of Seattle, Revenue Bonds	08/01/34	5.000	5,473,447
1,415,000	Port of Seattle, Revenue Bonds	08/01/35	5.000	1,529,303
3,000,000	Port of Seattle, Revenue Bonds	04/01/39	5.000	3,102,355
1,940,000	Washington Health Care Facilities Authority, Revenue Bonds[1,2]	10/01/42	4.000	1,904,842
45,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000	44,950
	Total Washington			25,678,963

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	17

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Wisconsin (2.7%)
$ 4,025,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/30	5.000%	$4,127,791
2,060,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/31	5.000	2,112,528
5,345,000	Public Finance Authority, Revenue Bonds[1,2]	10/01/46	3.700	5,281,493
4,000,000	State of Wisconsin, General Obligation Bonds[5]	05/01/33	5.000	4,468,875
2,250,000	State of Wisconsin, General Obligation Bonds[5]	05/01/34	5.000	2,540,099
1,300,000	State of Wisconsin, General Obligation Bonds[5]	05/01/35	5.000	1,478,283
1,000,000	State of Wisconsin, General Obligation Bonds[5]	05/01/36	5.000	1,128,488
4,950,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	4,702,152
	Total Wisconsin			25,839,709

	Wyoming (0.6%)
2,395,000	Wyoming Community Development Authority, Revenue Bonds	12/01/34	3.500	2,308,932
1,545,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	1,528,160
875,000	Wyoming Community Development Authority, Revenue Bonds	12/01/49	3.750	864,981
1,105,000	Wyoming Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/50	3.000	1,072,559
	Total Wyoming			5,774,632
	Total Municipal Bonds (Identified cost $1,016,001,523)			1,011,852,444

	SHORT-TERM MUNICIPAL BONDS (0.2%)
	New York (0.2%)
1,470,000	Averill Park Central School District, General Obligation Bonds	06/21/24	4.500	1,470,401
	Total New York			1,470,401
	Total Short-term Municipal Bonds (Identified cost $1,470,401)			1,470,401

TOTAL INVESTMENTS (Identified cost $1,017,471,924)[6]			104.1%	$1,013,322,845
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(4.1)%	(39,803,275)
NET ASSETS			100.00%	$973,519,570

____________

1   This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.

2   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2024 coupon or interest rate.

The accompanying notes are an integral part of these financial statements.

18

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

3   Security issued with zero coupon. Income is recognized through accretion of discount.

4   Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2024.

5   Represent a security purchased on a when-issued basis.

6  The aggregate cost for federal income tax purposes is $1,017,471,924, the aggregate gross unrealized appreciation is $9,844,798 and the aggregate gross unrealized depreciation is $13,993,877, resulting in net unrealized depreciation of $4,149,079.

Abbreviations:
AGM − Assured Guaranty Municipal Corporation.
BAM − Build America Mutual.
BHAC − Berkshire Hathaway Assurance Corporation.
CME − Chicago Mercantile Exchange.
FGIC − Financial Guaranty Insurance Company.
FHA − Federal Housing Administration.
FHLMC − Federal Home Loan Mortgage Corporation.
FNMA − Federal National Mortgage Association.
GNMA − Government National Mortgage Association.
HUD − Housing Choice Voucher Program.
NPFG − National Public Finance Guarantee Corporation.
SIFMA − Securities Industry and Financial Markets Association.
SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	19

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2

The accompanying notes are an integral part of these financial statements.

20

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2024
Municipal Bonds*	$—	$1,011,852,444	$—	$1,011,852,444
Short-term Municipal Bonds	—	1,470,401	—	1,470,401
Total Investment, at value	$—	$1,013,322,845	$—	$1,013,322,845

____________

*   For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	21

BBH INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2024 (unaudited)
ASSETS:
Investments in securities, at value (Cost $1,017,471,924)	$1,013,322,845
Cash	66,634
Receivables for:
Interest	8,488,284
Shares sold	3,327,292
Interest from Custodian	2,707
Prepaid expenses	5,458
Total Assets	1,025,213,220

LIABILITIES:
Payables for:
Investments purchased	50,632,346
Shares redeemed	525,902
Net investment advisory and administrative fees	313,231
Dividends declared	95,609
Custody and fund accounting fees	58,266
Professional fees	48,485
Shareholder servicing fees	8,463
Transfer agent fees	7,825
Board of Trustees’ fees	433
Accrued expenses and other liabilities	3,090
Total Liabilities	51,693,650

NET ASSETS	$973,519,570
Net Assets Consist of:
Paid-in capital	$1,005,097,690
Accumulated deficit	(31,578,120)
Net Assets	$973,519,570

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($51,541,914 ÷ 5,050,429 shares outstanding)	$10.21
CLASS I SHARES
($921,977,656 ÷ 90,455,080 shares outstanding)	$10.19

The accompanying notes are an integral part of these financial statements.

22

BBH INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS For the six months ended April 30, 2024 (unaudited)
NET INVESTMENT INCOME:
Income:
Interest income	$17,414,451
Interest income from Custodian	22,903
Total Income	17,437,354

Expenses:
Investment advisory and administrative fees	1,718,140
Custody and fund accounting fees	62,950
Shareholder servicing fees	50,585
Professional fees	44,512
Board of Trustees’ fees	42,381
Transfer agent fees	24,318
Miscellaneous expenses	62,320
Total Expenses	2,005,206
Investment advisory and administrative fee waiver	(14,363)
Net Expenses	1,990,843
Net Investment Income	15,446,511

NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(2,320,178)
Net change in unrealized appreciation/(depreciation) on investments in securities	35,990,079
Net Realized and Unrealized Gain	33,669,901
Net Increase in Net Assets Resulting from Operations	$49,116,412

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	23

BBH INTERMEDIATE MUNICIPAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2024 (unaudited)	For the year ended October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$15,446,511	$21,951,080
Net realized loss on investments in securities	(2,320,178)	(14,828,253)
Net change in unrealized appreciation/(depreciation) on investments in securities	35,990,079	15,410,196
Net increase in net assets resulting from operations	49,116,412	22,533,023

Dividends and distributions declared:
Class N	(860,705)	(1,317,041)
Class I	(14,591,893)	(20,635,433)
Total dividends and distributions declared	(15,452,598)	(21,952,474)

Share transactions:
Proceeds from sales of shares	260,508,694	281,950,065
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	4,735,744	7,391,738
Proceeds from short-term redemption fees	756	10,858
Cost of shares redeemed	(71,239,514)	(195,992,872)
Net increase in net assets resulting from share transactions	194,005,680	93,359,789
Total increase in net assets	227,669,494	93,940,338

NET ASSETS:
Beginning of period/year	745,850,076	651,909,738
End of period/year	$973,519,570	$745,850,076

The accompanying notes are an integral part of these financial statements.

24

BBH INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class N share outstanding throughout each period/year.
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$9.74	$9.69	$10.93	$10.96	$10.76	$10.15
Income from investment operations:
Net investment income[1]	0.17	0.29	0.15	0.13	0.17	0.21
Net realized and unrealized gain/(loss)	0.47	0.05	(1.22)	(0.02)	0.25	0.62
Total income/(loss) from investment operations	0.64	0.34	(1.07)	0.11	0.42	0.83
Dividends and distributions to shareholders:
From net investment income	(0.17)	(0.29)	(0.16)	(0.13)	(0.17)	(0.21)
From net realized gains	—	—	(0.01)	(0.01)	(0.05)	(0.01)
Total dividends and distributions to shareholders	(0.17)	(0.29)	(0.17)	(0.14)	(0.22)	(0.22)
Short-term redemption fees[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period/year	$10.21	$9.74	$9.69	$10.93	$10.96	$10.76
Total return[3]	6.60%[4]	3.39%	(9.91)%	1.01%	4.00%	8.21%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$52	$47	$55	$82	$92	$54
Ratio of expenses to average net assets before reductions	0.71%[5]	0.72%	0.70%	0.69%	0.71%	0.77%
Fee waiver[6]	(0.06)%[5]	(0.07)%	(0.05)%	(0.04)%	(0.06)%	(0.12)%
Expense offset arrangement.	—%	—%	—%	—%	—%	(0.00)%[7]
Ratio of expenses to average net assets after reductions	0.65%[5]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	3.40%[5]	2.83%	1.46%	1.18%	1.58%	2.01%
Portfolio turnover rate	93%[4]	164%	135%	45%	32%	104%
Portfolio turnover rate[8]	14%[4]	63%	73%	23%	19%	32%

____________

1       Calculated using average shares outstanding for the period/year.

2       Less than $0.01.

3       Assumes reinvestment of distributions.

4       Not annualized.

5       Annualized.

6   The ratio of expenses to average net assets for the six months ended April 30, 2024, the years ended October 31, 2023, 2022, 2021, 2020 and 2019, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The Agreement is effective through March 1, 2025 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, the waived fees were $14,363, $33,916, $31,643, $35,002 and $41,531, respectively.

7       Less than 0.01%.

8       The portfolio turnover rate excludes variable rate demand notes.
The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	25

BBH INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS (continued) Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$9.73	$9.68	$10.92	$10.95	$10.75	$10.14
Income from investment operations:
Net investment income[1]	0.18	0.31	0.18	0.15	0.19	0.23
Net realized and unrealized gain/(loss)	0.46	0.04	(1.23)	(0.02)	0.25	0.61
Total income/(loss) from investment operations	0.64	0.35	(1.05)	0.13	0.44	0.84
Dividends and distributions to shareholders:
From net investment income	(0.18)	(0.30)	(0.18)	(0.15)	(0.19)	(0.22)
From net realized gains	—	—	(0.01)	(0.01)	(0.05)	(0.01)
Total dividends and distributions to shareholders	(0.18)	(0.30)	(0.19)	(0.16)	(0.24)	(0.23)
Short-term redemption fees[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period/year	$10.19	$9.73	$9.68	$10.92	$10.95	$10.75
Total return[3]	6.61%[4]	3.60%	(9.74)%	1.21%	4.18%	8.38%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$922	$699	$597	$788	$656	$334
Ratio of expenses to average net assets before reductions	0.45%[5]	0.45%	0.46%	0.45%	0.47%	0.50%
Fee waiver[6]	—%	—%	—%	—%	—%	(0.00)%
Expense offset arrangement	—%	—%	—%	—%	—%	(0.00)%[7]
Ratio of expenses to average net assets after reductions	0.45%[5]	0.45%	0.46%	0.45%	0.47%	0.50%
Ratio of net investment income to average net assets	3.61%[5]	3.03%	1.69%	1.38%	1.75%	2.17%
Portfolio turnover rate	93%[4]	164%	135%	45%	32%	104%
Portfolio turnover rate[8]	14%[4]	63%	73%	23%	19%	32%

____________

1       Calculated using average shares outstanding for the period/year.

2       Less than $0.01.

3       Assumes the reinvestment of distributions.

4       Not annualized.

5       Annualized.

6   The ratio of expenses to average net assets for the six months ended April 30, 2024, the years ended October 31, 2023, 2022, 2021, 2020, and 2019, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.50%. The Agreement is effective through March 1, 2025 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020, and 2019, the waived fees were $-, $-, $-, $-, $- and $6,608, respectively.

7       Less than 0.01%.

8       The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

26

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS April 30, 2024 (unaudited)

1.  Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2024, there were eight series of the Trust. The Fund commenced operations on April 1, 2014 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes (except that the interest paid by certain municipal securities may be includable in taxable income for purposes of the federal alternative minimum tax).

2.  Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	27

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

28

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $860,705 and $14,591,893 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2024, and in the amount of $1,317,041 and $20,635,433 to Class N and Class I shareholders, respecively, during the year ended October 31, 2023. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purpose.

The tax character of distributions paid during the years ended October 31, 2023 and 2022, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2023:	$1,294,293	$—	$1,294,293	$20,658,181	$—	$21,952,474
2022:	733,210	—	733,210	12,981,296	—	13,714,506

As of October 31, 2023 and 2022, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Undistributed tax-exempt income	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2023:	$—	$—	$97,537	$(25,101,310)	$(99,003)	$(40,139,158)	$(65,241,934)
2022:	—	—	23,756	(10,231,396)	(65,489)	(55,549,354)	(65,822,483)
F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	29

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

The Fund had $25,101,310 net capital loss carryforwards as of October 31, 2023, of which $8,409,021 and $16,692,289, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.  Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.  Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Fund’s average daily net assets. For the six months ended April 30, 2024, the Fund incurred $1,718,140 under the Agreement.

B. Investment Advisory and Administrative Fee Waiver. Effective April 1, 2014 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on March 1, 2025, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2024, the Investment Adviser waived fees in the amount of $14,363 and $– for Class N and Class I, respectively.

30

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

C. Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2024, Class N shares of the Fund incurred $50,585 in shareholder servicing fees.

D. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2024, the Fund incurred $62,950 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the revised agreement for the six months ended April 30, 2024 was $22,903. This amount is included in “Interest income from Custodian” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2024 was $6,344. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

E. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2024, the Fund incurred $42,381 in independent Trustee compensation and expense reimbursements.

F.  Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2024, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, was $1,016,131,440 and $819,344,588, respectively.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	31

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

5.  Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2024 (unaudited)		For the year ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	619,562	$6,336,678	2,755,041	$27,945,104
Shares issued in connection with reinvestments of dividends	83,529	858,799	130,330	1,313,338
Proceeds from short-term redemption fees	N/A	128	N/A	17
Shares redeemed	(482,078)	(4,935,587)	(3,693,972)	(37,075,353)
Net increase/(decrease)	221,013	$2,260,018	(808,601)	$(7,816,894)

Class I
Shares sold	24,759,469	$254,172,016	25,379,215	$254,004,961
Shares issued in connection with reinvestments of dividends	377,666	3,876,945	603,868	6,078,400
Proceeds from short-term redemption fees	N/A	628	N/A	10,841
Shares redeemed	(6,502,329)	(66,303,927)	(15,840,151)	(158,917,519)
Net increase	18,634,806	$191,745,662	10,142,932	$101,176,683

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2024 and the year ended October 31, 2023. Specifically:

During the six months ended April 30, 2024, there were no shareholder exchanges.

During the year ended October 31, 2023, 10,018 shares of Class I were exchanged for 10,008 shares of Class N valued at $102,417.

6.  Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities

32

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates, higher volatility for securities with longer maturities (interest rate risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (geographic risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, as the Fund’s exposure to similar municipal revenue sectors increases, the Fund will become more sensitive to adverse economic, business or political developments relevant to these sectors (municipal revenue sector risk). The Fund may use derivatives that could create risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). While the Fund endeavors to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund may remain substantially fully invested at a time when a purchase is outstanding, then the purchases may result in a form of leverage. If the counterparty to a when-issued or delayed-delivery transaction fails to deliver the securities, the fund may receive a less favorable price or yield, or may suffer a loss (when-issued and delayed delivery securities risk).

The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients may make up a large percentage of the Fund’s shareholders (large shareholder risk). The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates were phased out by the end of 2021, some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR“) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR transition risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	33

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.  Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2024 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

34

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF FUND EXPENSES April 30, 2024 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	35

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2024 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period November 1, 2023 to April 30, 2024[1]
Class N
Actual	$1,000	$1,066	$3.34
Hypothetical[2]	$1,000	$1,022	$3.27
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period November 1, 2023 to April 30, 2024[1]
Class I
Actual	$1,000	$1,066	$2.31
Hypothetical[2]	$1,000	$1,023	$2.26

____________

1   Expenses are equal to the Fund’s annualized net expense ratio of 0.65% and 0.45% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

36

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF ADVISOR SELECTION April 30, 2024 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2023 and an in person meeting on December 12, 2023, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 12, 2023 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	37

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure.

The Board received and considered information, during December 12, 2023 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 16, 2023 and December 12, 2023 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed with representatives of Broadridge who compiled the comparative report the report’s findings and discussed

38

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time noting the Fund had above average performance compared to its peer category for the 1-, 2-, 4- and 5-year periods, and had average performance for the 3-year period ended September 30, 2023. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund was very well placed, as compared to its selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data for the period October 1, 2022 through September 30, 2023, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	39

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser. The Board noted that the fee schedule for the Fund does not contain breakpoints. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

40

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST April 30, 2024 (unaudited)

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	41

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the

42

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	43

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has

44

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	45

BBH INTERMEDIATE MUNICIPAL BOND FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2024 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for each Fund’s liquidity risk management program (the “Program”). The Board met on March 6, 2024 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2023 through January 31, 2024 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Funds classified each of their investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of each Fund’s investments based on criteria in each Fund’s Program. During the Reporting Period, no Fund held more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to any of the Funds as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

46

BBH INTERMEDIATE MUNICIPAL BOND FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2024 (unaudited)

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	47

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2024

BBH U.S. Government Money Market Fund

BBH U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO ALLOCATION April 30, 2024 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
U.S. Government Agency Obligations	$275,000,000	4.0%
U.S. Treasury Bills	5,275,362,449	77.5
Repurchase Agreements	1,262,000,000	18.5
Liabilities in Excess of Cash and Other Assets	(403,972)	0.0
NET ASSETS	$6,811,958,477	100.0%

All data as of April 30, 2024. The BBH U.S. Government Money Market Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (4.0%)
$ 275,000,000	Federal Home Loan Bank Discount Notes[1]	05/01/24	5.271%	$275,000,000
	Total U.S. Government Agency Obligations (Cost $275,000,000)			275,000,000

	U.S. TREASURY BILLS (77.5%)
305,000,000	U.S. Treasury Bill[1,2]	05/02/24	5.314	304,955,649
320,000,000	U.S. Treasury Bill[1,2]	05/07/24	5.289	319,721,291
225,000,000	U.S. Treasury Bill[1,2]	05/09/24	5.297	224,738,294
300,000,000	U.S. Treasury Bill[1,2]	05/14/24	5.289	299,433,993
250,000,000	U.S. Treasury Bill[1,2]	05/16/24	5.287	249,456,104
270,000,000	U.S. Treasury Bill[1,2]	05/21/24	5.311	269,209,895
200,000,000	U.S. Treasury Bill[1,2]	05/23/24	5.242	199,370,835
205,000,000	U.S. Treasury Bill[1,2]	05/30/24	5.283	204,142,886
230,000,000	U.S. Treasury Bill[1,2]	06/04/24	5.304	228,856,514
340,000,000	U.S. Treasury Bill[1,2]	06/06/24	5.291	338,229,676
205,000,000	U.S. Treasury Bill[1,2]	06/11/24	5.313	203,769,288
150,000,000	U.S. Treasury Bill[1]	06/13/24	5.313	149,060,719
300,000,000	U.S. Treasury Bill[1,2]	06/18/24	5.316	297,890,933
250,000,000	U.S. Treasury Bill[1,2]	06/20/24	5.292	248,185,884
300,000,000	U.S. Treasury Bill[1,2]	06/25/24	5.303	297,602,229
285,000,000	U.S. Treasury Bill[1,2]	07/05/24	5.295	282,307,357
175,000,000	U.S. Treasury Bill[1,2]	07/11/24	5.311	173,191,152
150,000,000	U.S. Treasury Bill[1,2]	07/16/24	5.299	148,347,855
200,000,000	U.S. Treasury Bill[1,2]	07/18/24	5.211	197,787,099
100,000,000	U.S. Treasury Bill[1]	07/23/24	5.290	98,801,111
170,000,000	U.S. Treasury Bill[1,2]	08/06/24	5.316	167,603,588
140,000,000	U.S. Treasury Bill[1,2]	08/20/24	5.329	137,738,622
140,000,000	U.S. Treasury Bill[1,2]	09/19/24	5.291	137,166,135
100,000,000	U.S. Treasury Bill[1]	10/03/24	5.254	97,795,340
	Total U.S. Treasury Bills (Cost $5,275,362,449)			5,275,362,449

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	3

BBH U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (18.5%)
$ 375,000,000	BNP Paribas (Agreement dated 04/30/24 collateralized by FCSB 2.310%-2.930%, due 07/14/36-02/03/42, original par $6,410,000, value $4,647,240, FHLB 3.375%, due 03/12/38, original par $370,000, value $306,207, FHLMC 2.000%-7.327%, due 07/01/33-04/01/54, original par $144,863,589, value $60,926,292, FNMA 1.829%-7.000%, due 06/01/29-03/01/54, original par $219,698,959, value $91,395,348, GNMA 2.500%-6.500%, due 11/15/31-03/15/59, original par $330,186,730, value $207,615,128, U.S. Treasury Securities 0.000%-4.625%, due 07/15/24-11/15/28, original par $14,154,300, value $17,609,785)	05/01/24	5.270%	$375,000,000
375,000,000	National Australia Bank Ltd. (Agreement dated 04/30/24 collateralized by U.S. Treasury Notes 2.875%, due 05/15/28, original par $404,620,000, value $382,500,000)	05/01/24	5.250	375,000,000
137,000,000	Royal Bank of Canada (Agreement dated 04/30/24 collateralized by U.S. Treasury Notes 2.875%, due 05/15/32, original par $156,415,000, value $139,795,906)	05/01/24	5.270	137,000,000
375,000,000	Societe Generale (Agreement dated 04/30/24 collateralized by U.S. Treasury Securities 1.375%-4.250%, due 03/15/27-10/31/28, original par $397,625,700, value $382,500,081)	05/01/24	5.270	375,000,000
	Total Repurchase Agreements (Cost $1,262,000,000)			1,262,000,000

TOTAL INVESTMENTS (Cost $6,812,362,449)[3]			100.0%	$6,812,362,449
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			0.0%	(403,972)
NET ASSETS			100.0%	$6,811,958,477

____________

1       Coupon represents a yield to maturity.

2       Coupon represents a weighted average yield.

3       The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

FCSB – Federal Farm Credit Consolidated System Wide Bond.

FHLB – Federal Home Loan Banks.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

4

BBH U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	5

BBH U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2024 (unaudited)

assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At April 30, 2024, 100% of the Fund’s investments in securities were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2024
U.S. Government Agency Obligations	$—	$275,000,000	$—	$275,000,000
U.S. Treasury Bills	—	5,275,362,449	—	5,275,362,449
Repurchase Agreements	—	1,262,000,000	—	1,262,000,000
Total Investments, at value	$—	$6,812,362,449	$—	$6,812,362,449

The accompanying notes are an integral part of these financial statements.
6

BBH U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2024 (unaudited)
ASSETS:
Investments in securities, at amortized cost which approximates fair value	$5,550,362,449
Repurchase agreements (Cost $1,262,000,000)	1,262,000,000
Cash	1,630,714
Receivables for:
Interest	184,534
Interest from Custodian	77,740
Prepaid expenses	47,581
Total Assets	6,814,303,018
LIABILITIES:
Payables for:
Investment advisory and administrative fees	1,166,581
Dividends declared	950,807
Custody and fund accounting fees	177,832
Professional fees	34,148
Transfer agent fees	5,180
Board of Trustees’ fees	424
Accrued expenses and other liabilities	9,569
Total Liabilities	2,344,541
NET ASSETS	$6,811,958,477

Net Assets Consist of:
Paid-in capital	$6,811,968,890
Distributions in excess of net investment income	(10,413)
Net Assets	$6,811,958,477

NET ASSET VALUE AND OFFERING PRICE PER SHARE
INSTITUTIONAL SHARES
($6,811,958,477 ÷ 6,811,974,908 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	7

BBH U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS For the six months ended April 30, 2024 (unaudited)
NET INVESTMENT INCOME:
Income:
Interest income	$180,259,757
Interest income from Custodian	581,329
Total Income	180,841,086

Expenses:
Investment advisory and administrative fees	6,975,324
Custody and fund accounting fees	302,326
Board of Trustees’ fees	73,302
Professional fees	31,645
Transfer agent fees	17,065
Miscellaneous expenses	63,216
Total Expenses	7,462,878
Net Investment Income	173,378,208

NET REALIZED LOSS:
Net realized loss on investments	(291)
Net Increase in Net Assets Resulting from Operations	$173,377,917

The accompanying notes are an integral part of these financial statements.

8

BBH U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2024 (unaudited)	For the year ended October 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$173,378,208	$243,682,841
Net realized loss on investments	(291)	(477,212)
Net increase in net assets resulting from operations	173,377,917	243,205,629

Dividends and distributions declared:
Institutional Shares	(173,386,896)	(243,205,629)

Share transactions:
Fund shares sold and fund shares issued in connection with reinvestments of dividends	4,508,724,367	7,328,113,029
Fund shares repurchased	(3,595,723,192)	(6,224,168,203)
Net increase in net assets resulting from fund share transactions	913,001,175	1,103,944,826
Total increase in net assets	912,992,196	1,103,944,826

NET ASSETS:
Beginning of period/year	5,898,966,281	4,795,021,455
End of period/year	$6,811,958,477	$5,898,966,281

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	9

BBH U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a class Institutional share outstanding throughout each period/year.
	For the six months ended April 30, 2024 (unaudited)	For the years ended October 31,				For the period from July 1, 2019 to October 31, 2019	For the year ended June 30, 2019
		2023	2022	2021	2020
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.03	0.05	0.01	0.00[2]	0.01	0.01	0.02
Net realized and unrealized gain/(loss)	(0.00)[2]	(0.01)	0.00[2]	(0.00)[2]	0.00[2]	0.00[2]	0.00[2]
Total income from investment operations	0.03	0.04	0.01	0.00[2]	0.01	0.01	0.02
Dividends and distributions to shareholders:
From net investment income	(0.03)	(0.04)	(0.01)	(0.00)[2]	(0.01)	(0.01)	(0.02)
Total dividends and distributions to shareholders	(0.03)	(0.04)	(0.01)	(0.00)[2]	(0.01)	(0.01)	(0.02)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.60%[4]	4.59%	0.75%	0.01%	0.59%	0.63%[4]	2.02%

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$6,812	$5,899	$4,795	$4,227	$3,475	$2,040	$2,126
Ratio of expenses to average net assets before reductions	0.22%[5]	0.23%	0.23%	0.23%	0.24%	0.24%[6]	0.24%
Expense reimbursement[7]	—%	—%	(0.08)%	(0.19)%	(0.05)%	—%	—%
Expense offset arrangement	—%	—%	—%	—%	—%	—%	(0.01)%
Ratio of expenses to average net assets after reductions	0.22%[5]	0.23%	0.15%	0.04%	0.19%	0.24%[6]	0.23%
Ratio of net investment income to average net assets	5.15%[5]	4.52%	0.73%	0.01%	0.48%	1.86%[6]	2.02%

____________

1        Calculated using average shares outstanding for the period/year.

2        Less than $0.01 per share.

3        Assumes the reinvestment of distributions.

4        Not annualized.

5        Annualized.

6        Annualized with the exception of audit fees.

7   During the six months ended April 30, 2024, the years ended October 31, 2023, 2022, 2021, 2020, the period from July 1, 2019 to October 31, 2019, and the year ended June 30, 2019, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a voluntary minimum yield agreement, were $-, $-, $3,724,415, $7,060,486, $1,299,428, $- and $-, respectively.

The accompanying notes are an integral part of these financial statements.

10

BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS April 30, 2024 (unaudited)

1. Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2024, there were eight series of the Trust. The Fund commenced operations on December 12, 1983. The Fund currently offers one class of shares designated as Institutional Shares. The investment objective of the Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash and short-term U.S. Treasury securities and securities issued by U.S. government agencies or government-sponsored enterprises and repurchase agreements fully collateralized by such instruments. Additionally, under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in U.S. government securities and repurchase agreements fully collateralized by U.S. government securities. Effective July 1, 2019, the Fund changed its fiscal year end from June 30 to October 31.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	11

BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements and information related to collateral, which could be offset in event of default, are shown in the Portfolio of Investments.

E. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated

12

BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2024, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.  Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $173,386,896 to Institutional shareholders, during the six months ended April 30, 2024.

The tax character of distributions paid during the years ended October 31, 2023 and 2022, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total Distributions paid
2023:	$243,205,629	$—	$243,205,629	$243,205,629
2022:	35,394,673	—	35,394,673	35,394,673

As of October 31, 2023 and 2022, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2023:	$1,303,719	$—	$(478,160)	$(826,993)	$—	$(1,434)
2022:	380,489	—	(948)	(380,975)	—	(1,434)

The Fund had $478,160 net capital loss carryforwards as of October 31, 2023, of which $478,160 and $0, is attributable to short-term and long-term capital losses, respectively.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	13

BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

The Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

There are no significant differences between book-basis and tax-basis unrealized appreciation/
(depreciation) for investments for the current year.

To the extent future capital gains are offset by future capital loss carryforwards, if any, such gains will not be distributed.

G. Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the six months ended April 30, 2024, the Fund incurred $6,975,324 for services under the Agreement.

B. Investment Advisory and Administrative Fee Waiver. BBH may from time to time voluntarily waive all or a portion of its advisory and administration fee from the Fund. For the six months ended April 30, 2024, BBH waived fees in the amount of $0 for Institutional Shares.

C. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2024, the Fund incurred $302,326 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on

14

BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the agreement for the six months ended April 30, 2024 was $581,329. This amount is included in “Interest income from Custodian” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2024 was $51,293. This amount is included in the “Custody and fund accounting fees” in the Statement of Operations.

D. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act (referred to here as an “Independent Trustee”) receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2024, the Fund incurred $73,302 in Independent Trustee compensation and expense reimbursements.

E. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Institutional Shares of beneficial interest, at no par value. Transactions in Institutional Shares were as follows:

	For the six months ended April 30, 2024 (unaudited)		For the year ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	4,508,710,719	$4,508,710,719	7,328,089,995	$7,328,089,995
Shares issued in connection with reinvestments of dividends	13,648	13,648	23,034	23,034
Shares redeemed	(3,595,723,192)	(3,595,723,192)	(6,224,168,203)	(6,224,168,203)
Net increase	913,001,175	$913,001,175	1,103,944,826	$1,103,944,826

5.  Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. BBH has no legal

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	15

BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

obligation to provide financial support to the Fund and you should not expect that BBH as the Fund’s sponsor will provide financial support to the Fund at any time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in the Fund’s inability to maintain a stable $1.00 NAV, resulting in material dilution or other unfair results to shareholders (stable NAV risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of an issuer, guarantor or counterparty to a transaction to perform (credit risk) or changes in interest rates (interest rate risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities. The U.S. Securities and Exchange Commission (“SEC”) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund (regulatory risk). The absence of an active market for the Fund’s variable and floating rate securities could make it difficult for the Fund to dispose of them if the issuer defaults (variable and floating rate instrument risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

6.   Money Market Regulation. Money market funds are required to comply with SEC regulations and governing rules for money market funds. Government money market funds, such as BBH U.S. Government Money Market Fund, are permitted to continue to transact fund shares at a NAV calculated using the

16

BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2024 (unaudited)

amortized cost valuation method. The Fund’s Board of Trustees has determined not to impose any liquidity-based redemption fees or redemption gates on the Fund as permitted by the SEC amendments. As a government money market fund, the Fund must invest 99.5% or more of its total assets in cash, short-term U.S. Treasury securities, U.S. government agency securities, and/or repurchase agreements that are collateralized fully by cash or government securities.

7.  Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2024 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	17

BBH U.S. GOVERNMENT MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES April 30, 2024 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-months period and held for the entire period (November 1, 2023 to April 30, 2024).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

18

BBH U.S. GOVERNMENT MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2024 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period November 1, 2023 to April 30, 2024[1]
Institutional Shares
Actual	$1,000	$1,026	$1.11
Hypothetical[2]	$1,000	$1,024	$1.11

____________

1   Expenses are equal to the Fund’s annualized net expense ratio of 0.22% for Institutional Shares, multiplied by 182/366 (to reflect the one half-year period).

2   Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	19

BBH U.S. GOVERNMENT MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION April 30, 2024 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 16, 2023 and an in-person meeting on December 12, 2023, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 12, 2023 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements.

The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. using data from Lipper Inc. (“Lipper”), an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with both counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

20

BBH U.S. GOVERNMENT MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information, during the December 12, 2023 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by BBH Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board, including the Independent Trustees in their capacity as Trustees, legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that, during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 16, 2032 and December 12, 2023 meetings, and throughout the year, the Board received and reviewed detailed performance information for the Fund. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of Broadridge, who prepared the peer category analysis. The Board reviewed and discussed, with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to its peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s below average performance as compared to its peer category for the 1- and 2-year periods and average performance in the 3-, 4-, 5- and 10-year periods. In evaluating the performance of the Fund, the Board considered risk expectations for the Fund in light of relevant regulatory and market factors and in the context of Fund expenses and the Investment Adviser’s profitability.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	21

BBH U.S. GOVERNMENT MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2024 (unaudited)

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the voluntary fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge. The Board recognized that it was difficult to make comparisons of fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds, as well as the timing of other funds’ transitions from prime money market funds to a government money market fund. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2022 through September 30, 2023, for both the Investment Adviser and BBH and corresponding expenses. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board also reviewed the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee and the voluntary fee waiver. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

22

BBH U.S. GOVERNMENT MONEY MARKET FUND
CONFLICTS OF INTEREST April 30, 2024 (unaudited)

BBH&Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH&Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH&Co. for which they will pay to BBH&Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH&Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH&Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH&Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	23

BBH U.S. GOVERNMENT MONEY MARKET FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH&Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH&Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH&Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH&Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH&Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH&Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH&Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

24

BBH U.S. GOVERNMENT MONEY MARKET FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH&Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH&Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH&Co., the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH&Co., the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH&Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH&Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH&Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	25

BBH U.S. GOVERNMENT MONEY MARKET FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH&Co. may limit its selection to funds managed by BBH&Co. or the Investment Adviser. BBH&Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH&Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH&Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH&Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH&Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH&Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH&Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH&Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH&Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH&Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH&Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH&Co. to the third party. BBH&Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH&Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policy and procedures are intended to prevent BBH&Co. Partners and employees from trading in the same securities as the Funds. However, BBH&Co., including the Investment Adviser, has implemented

26

BBH U.S. GOVERNMENT MONEY MARKET FUND
CONFLICTS OF INTEREST (continued) April 30, 2024 (unaudited)

policies and procedures concerning personal trading by BBH&Co. Partners and employees. The policies and procedures are intended to prevent BBH&Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH&Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH&Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees. BBH&Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH&Co. Partners and employees.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 4	27

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund’s Forms N-MFP are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Item 2.       Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3.       Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5.       Audit Committee of Listed Registrants.

Not required for this semi-annual report on Form N-CSR.

Item 6.       Investments.

(a)     A Schedule of Investments as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)    Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.     Submission of Matters to a Vote of Security Holders.

Registrant does not have procedures by which shareholders may recommend nominees to its board of trustees.

Item 11.     Controls and Procedures.

(a)     The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.     Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.
(a)(3)	Not applicable to open-end investment companies.
(a)(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By:	(Signature and Title)
/s/ Daniel Greifenkamp
Daniel Greifenkamp
Title: President (Principal Executive Officer)
Date: June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)
/s/ Daniel Greifenkamp
Daniel Greifenkamp
Title: President (Principal Executive Officer)
Date: June 24, 2024
By:	(Signature and Title)
/s/ Charles H. Schreiber
Charles H. Schreiber
Title: Treasurer (Principal Financial Officer)
Date: June 24, 2024